                                                        Registration No. 2-29240

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                 ACT OF 1933                     / /

                         Pre-Effective Amendment No.             / /

                      Post-Effective Amendment No. 57            /X/

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                 / /

                                  Amendment No. 22               /X/

                        (Check appropriate box or boxes.)

                         NML VARIABLE ANNUITY ACCOUNT B
-------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------
                               (Name of Depositor)

        720 EAST WISCONSIN AVENUE, MILWAUKEE, WISCONSIN           53202
-------------------------------------------------------------------------------
       (Address of Depositor's Principal Executive Offices)     (Zip Code)

  Depositor's Telephone Number, including Area Code 414-271-1444
                                                   ----------------------------
     JOHN M. BREMER, Executive Vice President, General Counsel and Secretary
              720 EAST WISCONSIN AVENUE, MILWAUKEE, WISCONSIN 53202
-------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate space)

        immediately upon filing pursuant to paragraph (b) of Rule 485
 ----

        on (DATE) pursuant to paragraph (b) of Rule 485
 ----

        60 days after filing pursuant to paragraph (a)(1) of Rule 485
 ----

   X    on April 30, 1999 pursuant to paragraph (a)(1) of Rule 485
 ----

        this post-effective amendment designates a new effective date for a
 ----   previously filed post-effective amendment.

                         NML VARIABLE ANNUITY ACCOUNT B
-------------------------------------------------------------------------------

                              CROSS-REFERENCE SHEET


N-4, PART A                                                 HEADING IN
ITEM                                                        PROSPECTUS
-----------                                                 ----------
  1   .....................................................  Cover Page
  2   .....................................................  Index of Special Terms
  3   .....................................................  Expense Table
  4   .....................................................  Accumulation Unit Values, Performance Data,
                                                             Financial Statements
  5   .....................................................  The Company, NML Variable Annuity Account
                                                             B, The Funds, Voting Rights
  6   .....................................................  Deductions, Distribution of the Contracts
  7   .....................................................  The Contracts, Owners of the Contracts,
                                                             Application of Purchase Payments, Transfers
                                                             Between Divisions and Payment Plans,
                                                             Substitution and Change
  8   .....................................................  Variable Payment Plans, Description of
                                                             Payment Plans, Amount of Annuity Payments,
                                                             Maturity Benefit, Assumed Investment Rate,
                                                             Transfers Between Divisions and Payment Plans
  9   .....................................................  Death Benefit
  10  .....................................................  Amount and Frequency, Application of
                                                             Purchase Payments, Net Investment Factor,
                                                             Distribution of the Contracts
  11  .....................................................  Withdrawal Amount, Deferment of Benefit
                                                             Payments, Right to Examine Contract
  12  .....................................................  Federal Income Taxes
  13  .....................................................  Not Applicable
  14  .....................................................  Table of Contents for Statement of Additional
                                                             Information

-------------------------------------------------------------------------------


N-4, PART B                                                    HEADING IN STATEMENT
ITEM                                                           OF ADDITIONAL INFORMATION
-----------                                                    -------------------------
  15  ......................................................... Cover Page
  16  ......................................................... Table of Contents
  17  ......................................................... Not Applicable
  18  ......................................................... Experts
  19  ......................................................... Not Applicable
  20  ......................................................... Distribution of the Contracts
  21  ......................................................... Performance Data
  22  ......................................................... Determination of Annuity Payments
  23  ......................................................... Financial Statements

April 30, 1999






The Quiet Company(R)



             NML VARIABLE ANNUITY ACCOUNT B


                             Nontax - Qualified Annuities


                             [GRAPHIC OMITTED]


                             Individual Retirement Annuities


                             Roth IRAs


                             Simplified Employee Pension Plan IRAs


                             SIMPLE IRAs


                             Tax Deferred Annuities


                             457 Deferred Compensation Plan Annuities


                             Non-Transferable Annuities










                                                                       (PHOTO)














Northwestern Mutual Series Fund, Inc.
and Russell Insurance Funds



The Northwestern Mutual
Life Insurance Company
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
(414) 271-1444

CONTENTS FOR THIS PROSPECTUS




                                              PAGE
                                             ------
PROFILE........................................i-v
PROSPECTUS......................................1
   NML Variable Annuity Account B ..............1
INDEX OF SPECIAL TERMS..........................2
EXPENSE TABLE...................................2
ACCUMULATION UNIT VALUES........................5
THE COMPANY.....................................8
NML VARIABLE ANNUITY
   ACCOUNT B....................................8
THE FUNDS.......................................8
THE CONTRACTS...................................9
    Purchase Payments Under the Contracts ......9
      Amount and Frequency......................9
      Application of Purchase Payments .........9
    Net Investment Factor.......................9
    Benefits Provided Under the Contracts ......10
        Withdrawal Amount.......................10
        Death Benefit...........................10
        Maturity Benefit........................10
      Variable Payment Plans ...................10
        Description of Payment Plans ...........10
        Amount of Annuity Payments .............11
Assumed Investment Rate.........................11
      Additional Information ...................11
        Transfers Between Divisions and
          Payment Plans........................11
        Owners of the Contracts ...............12
Special Contract for Employers ................12
Disability Provision...........................12
        Deferment of Benefit Payments .........12
        Dividends..............................12
        Voting Rights..........................12
        Substitution and Change ...............13
        Fixed Annuity Payment Plans ...........13
        Performance Data.......................13
     Financial Statements......................13
THE GUARANTEED INTEREST FUND ..................14
FEDERAL INCOME TAXES...........................14
    Qualified and Nontax-Qualified Plans ......14
    Contribution Limitations and General
     Requirements Applicable to Contracts .....15
      Traditional IRA..........................15
      SEP......................................15
      SIMPLE IRA...............................15
      Roth IRA.................................15
      Tax Deferred Annuity.....................15
      Section 457 Plan.........................15
      Nontransferable Annuity .................16
      Nontax-qualified Contract ...............16
    Taxation of Contract Benefits .............16
      IRAs, SEPs, SIMPLE IRAs, TDAs and
       Section 457 Plans and Nontransferable
       Annuities...............................16
      Roth IRAs................................16
      Nonqualified Contracts ..................16
      Premature Withdrawals ...................17
      Mandatory Withholding ...................17
    Taxation of Northwestern Mutual Life ......17
    Other Considerations.......................17
DEDUCTIONS.....................................17
   Contracts Issued Prior to
      March 31, 1995 ..........................19
    Contracts Issued Prior to
      December 17, 1981........................19
    Certain Nontax-Qualified Contracts ........19
    Reduced Charges for Exchange
      Transactions.............................19
DISTRIBUTION OF THE CONTRACTS .................20
YEAR 2000 ISSUES...............................20



THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON THE PAGE FOLLOWING PAGE 20 OF THIS PROSPECTUS.

 The Northwestern Mutual Life Insurance Company                  April 30, 1999
 NML Variable Annuity Account B



PROFILE OF THE VARIABLE ANNUITY CONTRACT



THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD CONSIDER AND KNOW BEFORE PURCHASING THE CONTRACT. WE DESCRIBE THE CONTRACT MORE FULLY IN THE PROSPECTUS WHICH ACCOMPANIES THIS PROFILE. PLEASE READ THE PROSPECTUS CAREFULLY.



1. THE ANNUITY CONTRACT The Contract provides a means for you, the owner, to invest on a tax-deferred basis in your choice of sixteen investment portfolios. The Contract also allows investment on a fixed basis in a guaranteed account.



The Contract is intended for retirement savings or other long-term investment purposes. The Contract provides for a death benefit during the years when funds are being accumulated and for a variety of income options following retirement.



The sixteen investment portfolios are listed in Section 4 below. These portfolios bear varying amounts of investment risk. Those with more risk are designed to produce a better long-term return than those with less risk. But this is not guaranteed. You can also lose your money.



The amounts invested on a fixed basis earn interest at a rate we set once each year. Both interest and principal are guaranteed by Northwestern Mutual Life.



You may invest in any or all of the sixteen investment portfolios. You may move money among these portfolios without charge up to 12 times per year. After that, a charge of $25 may apply. Transfers of amounts invested on a fixed basis are subject to restrictions.



During the years when funds are being paid into your Contract, known as the accumulation phase, the earnings accumulate on a tax-deferred basis. The earnings are taxed as income if you make a withdrawal. The income phase begins when you start receiving annuity payments from your Contract, usually at retirement. Monthly annuity payments begin on the date you select.



The amount you accumulate in your Contract, including the results of investment performance, will determine the amount of your monthly annuity payments.



2. ANNUITY PAYMENTS If you decide to begin receiving monthly annuity payments from your Contract, you may choose one of three payment plans: (1) monthly payments for a specified period of five to thirty years, as you select; (2) monthly payments for your life (assuming you are the annuitant), and you may choose to have payments continue to your beneficiary for the balance of ten or twenty years if you die sooner; or (3) monthly payments for your life and for the life of another person (usually your spouse) selected by you. After you begin receiving monthly annuity payments you cannot change your selection if the payments depend on your life or the life of another.



These payment plans are available to you on a variable or fixed basis. Variable means that the amount accumulated in your Contract will continue to be invested in one or more of the eleven investment portfolios as you choose. Your monthly annuity payments will vary up or down to reflect continuing investment performance. Or you may choose a fixed annuity payment plan which guarantees the amount you will receive each month.



3. PURCHASE You may make purchase payments of $25 or more as you accumulate funds in your Contract. The minimum initial purchase payment is $100, or $25 for Contracts used with some tax-qualified retirement plans. We offer Front Load and Back Load Contracts, as briefly described in Section 5. For the Front Load Contract the minimum initial purchase payment is $10,000. Your Northwestern Mutual Life agent will help you complete a Contract application form.



4. INVESTMENT CHOICES You may invest in any or all of the following investment portfolios. All of these are described in the attached prospectuses for Northwestern Mutual Series Fund, Inc. and the Russell Insurance Funds.



Northwestern Mutual Series Fund, Inc.:



     1.  Small Cap Growth Stock Portfolio
     2.  Aggressive Growth Stock Portfolio
     3.  International Equity Portfolio
     4.  Index 400 Stock Portfolio
     5.  Growth Stock Portfolio
     6.  Growth and Income Stock Portfolio
     7.  Index 500 Stock Portfolio
     8.  Balanced Portfolio
     9.  High Yield Bond Portfolio
     10.          Select Bond Portfolio
     11.          Money Market Portfolio



                                   PROFILE-i

Russell Insurance Funds



     1.  Multi-Style Equity Fund
     2.  Aggressive Equity Fund
     3.  Non-U.S. Fund
     4.  Real Estate Securities Fund
     5.  Core Bond Fund



You may also invest all or part of your funds on a fixed basis (the Guaranteed Interest Fund).



5. EXPENSES The Contract has insurance and investment features, and there are costs related to them. For the Front Load Contract we deduct a sales load of 4% from your purchase payments. The percentage is lower when cumulative purchase payments exceed $100,000. For the Back Load Contract there is no sales load deducted from purchase payments but a withdrawal charge of 0% to 8% applies, depending on the length of time the money you withdraw has been in the Contract and the size of your Contract.



Each year we deduct a $30 Contract fee. Currently this fee is waived if the value of your Contract is $50,000 or more.



We also deduct mortality and expense risk charges for the guarantees associated with your Contract. These charges are at the annual rate of .40% for the Front Load Contract and 1.25% for the Back Load Contract.



The portfolios also bear investment charges that range from an annual rate of
 .21% to 1.30% of the average daily value of the portfolio, depending on the investment portfolio you select. The following charts are designed to help you understand the charges for the Front Load and Back Load Contracts. The first three columns show the annual expenses as a percentage of assets including the risk charges, the portfolio charges and the total charges. Portfolio expenses are based on 1998 expenses for the thirteen portfolios that were in operation during 1998. Portfolio expenses for the other three portfolios, which have not begun operations, are estimated for 1999 at an annualized rate. The last two columns show you examples of the charges, in dollars, you would pay. The examples reflect the impact of the asset based charges, any sales loads or withdrawals that would apply, and the $30 Contract fee (expressed as a percentage of assets). The examples assume that you invested $1,000 in a Contract which earns 5% annually and that you withdraw your money at the end of year one, and at the end of year ten. Both of these examples, for both Contracts, reflect aggregate charges on a cumulative basis to the end of the 1 or 10-year period.



For more detailed information, see the Expense Table which begins on page 2 of the attached prospectus for the Contracts.




                                                         EXPENSES
--------------------------------------------------------------------------------------------------------------------------------

FRONT LOAD CONTRACT                      ANNUAL EXPENSES AS A PERCENTAGE OF ASSETS

                                                                                                EXAMPLES: *
                                        Charges for                                             Total Expenses At End of
                                        Mortality & Portfolio   Portfolio         Total
Portfolio                               Expense Risk            Expenses          Expenses        1 Year                 10 Years

---------------------------------------------------------------------------------------------------------------------------------
NORTHWESTERN MUTUAL SERIES FUND, INC.
  Small Cap Growth Stock                  .40%                  .92%              1.32%                $53                  $193
  Aggressive Growth Stock                 .40                   .52               .92                  $49                  $149
  International Equity                    .40                   .76               1.16                 $51                  $175
  Index 400 Stock                         .40                   .35               .75                  $47                  $129
  Growth Stock                            .40                   .46               .86                  $48                  $142
  Growth and Income Stock                 .40                   .58                .98                 $50                  $155
  Index 500 Stock                         .40                   .21               .61                  $46                  $113
  Balanced                                .40                   .30               .70                  $47                  $124
  High Yield Bond                         .40                   .50               .90                  $49                  $146
  Select Bond                             .40                   .30               .70                  $47                  $124
  Money Market                            .40                   .30               .70                  $47                  $124
  RUSSELL INSURANCE FUNDS
  -----------------------
  Multi-Style Equity                      .40                   .92               1.32                 $53                  $193
  Aggressive Equity                       .40                   1.25              1.65                 $56                  $228
  Non-U.S.                                .40                   1.30              1.70                 $57                  $233
  Real Estate Securities*                 .40                   1.16              1.56                 $55                  $218
  Core Bond                               .40                   .80               1.20                 $52                  $180
----------------------------------------------------------------------------------------------------------------------------------



NOTE: THE MINIMUM INITIAL PURCHASE PAYMENT FOR A FRONT LOAD CONTRACT IS $10,000. THE NUMBERS ABOVE MUST BE MULTIPLIED BY 10 TO FIND THE EXPENSES FOR A FRONT LOAD CONTRACT OF MINIMUM SIZE.



                                   PROFILE-ii


-----------------------------------------------------------------------------------------------------------------------------------

BACK LOAD CONTRACT                       ANNUAL EXPENSES AS A PERCENTAGE OF ASSETS
                                                                                                EXAMPLES: **
                                        Charges for                                             Total Expenses At End of
                                        Mortality & Portfolio   Portfolio         Total
Portfolio                               Expense Risk            Expenses          Expenses        1 Year                 10 Years

----------------------------------------------------------------------------------------------------------------------------------

NORTHWESTERN MUTUAL SERIES FUND, INC.
  Small Cap Growth Stock                  1.25%                 .92%              2.17%                $92                $269

  Aggressive Growth Stock                 1.25                  .52               1.77                 $88                $227
  International Equity                    1.25                  .76               2.01                 $90                $252

  Index 400 Stock                         1.25                  .35               1.60                 $86                $209

  Growth Stock                            1.25                  .46               1.71                 $87                $221
  Growth and Income Stock                 1.25                  .58               1.83                 $89                $234
  Index 500 Stock                         1.25                  .21               1.46                 $85                $194
  Balanced                                1.25                  .30               1.55                 $86                $204
  High Yield Bond                         1.25                  .50               1.75                 $88                $225
  Select Bond                             1.25                  .30               1.55                 $86                $204
  Money Market                            1.25                  .30               1.55                 $86                $204

  RUSSELL INSURANCE FUNDS
  Multi-Style Equity                      1.25                  .92               2.17                 $92                $269
  Aggressive Equity                       1.25                  1.25              2.50                 $95                $301
  Non-U.S.                                1.25                  1.30              2.55                 $96                $306
  Real Estate Securities                  1.25                  1.16              2.41                 $94                $292
  Core Bond                               1.25                  .80               2.05                 $91                $256
-----------------------------------------------------------------------------------------------------------------------------------




* THE $30 CONTRACT FEE IS ASSUMED NOT TO APPLY BASED ON AN AVERAGE CONTRACT SIZE OF $55,000.



** THE $30 CONTRACT FEE IS REFLECTED AS 0.20% OF THE ASSETS BASED ON AN AVERAGE CONTRACT SIZE OF $15,000.



6. TAXES The Contracts may be issued as an individual retirement annuity (IRA), simplified employee pension (SEP), SIMPLE IRA, Roth IRA, tax deferred annuity
(TDA), Section 457 deferred compensation plan, nontransferable annuity or nontax-qualified annuity. The Contracts will be subject to certain contribution limits and/or other requirements depending on their tax classification. With the exception of Roth IRAs and nontax-qualified annuities, purchase payments are excluded from income. In all cases, earnings on your Contract are not taxed as they accrue. If the Contract is purchased as an individual retirement annuity
(IRA), tax deferred annuity (TDA) or in other situations where purchase payments are excluded from income, the entire amount of monthly annuity payments, and any withdrawals, will generally be taxed as income. If the Contract is purchased as a ROTH IRA, certain distributions after 5 years will be tax-free. Finally, if the Contract is purchased as a nonqualified annuity, amounts withdrawn prior to the income phase will be taxed as income to the extent of earnings. During the income phase, monthly annuity payments will be considered partly a return of your investment which is not taxed and partly a distribution of earnings which is taxed as income. In all cases, a 10% federal penalty tax may apply if you make taxable withdrawals from the Contract before you reach age 59 1/2.



7. ACCESS TO YOUR MONEY You may take money out of your Contract at any time before monthly annuity payments begin. For the Front Load Contract there is no charge for withdrawals. For the Back Load Contract there is a withdrawal charge of 8% or less, depending on how much money has been paid into the Contract and how long it has been held there. Each purchase payment has its own withdrawal charge period. When you make a withdrawal, we use the oldest amounts first when the charge is calculated. After the first year, part of any investment earnings may be withdrawn without a withdrawal charge. For both Front Load and Back Load Contracts, you may also have to pay income tax and a tax penalty on amounts you take out.



8. PERFORMANCE The value of your Contract will vary up or down reflecting the performance of the investment portfolios you select. The chart below shows total returns for each of the investment portfolios that was in operation, and used with the Account, during the years shown. These numbers, for the Front Load Contract and the Back Load Contract, reflect the asset-based charges for mortality and expense risks and investment expenses for each portfolio. The numbers do not reflect deductions from purchase payments for the Front Load Contract or any withdrawal charge for the Back Load Contract. The numbers also do not reflect the annuity Contract fee. Those charges, if applied, would reduce the performance. Past performance does not guarantee future results.



                                  PROFILE- iii

                                                        PERFORMANCE




----------------------------------------------------------------------------------------------------------------------------------

FRONT LOAD CONTRACT

                                                                      CALENDAR YEAR

Portfolio                    1998     1997    1996    1995      1994       1993     1992     1991     1990       1989
-----------------------------------------------------------------------------------------------------------------------------------

Aggressive Growth Stock      7.12    13.41   17.22    38.74      4.98      18.63    5.52    55.37       NA         NA
International Equity         4.40    11.83   20.53    14.12      -.50      NA        NA     NA          NA         NA
Growth Stock                26.18    29.33   20.42    30.30      NA        NA        NA     NA          NA         NA
Growth and Income Stock     22.64    29.51   19.49    30.60      NA        NA        NA     NA          NA         NA
Index 500 Stock             28.21    32.67   22.25    36.70       .79      9.33     6.83    29.04       NA         NA
Balanced                    18.40    21.03   13.00    25.88      -.42      9.14     4.90    23.44       .64        15.14
High Yield Bond            -2.24     15.39   19.29    16.31      NA        NA        NA     NA          NA         NA
Select Bond                 6.64      9.03    2.90    18.62     -3.22      9.89     6.56    16.41      7.89        13.41
Money Market                5.01      5.05    4.86     5.40      3.64      2.44     2.93     5.27      7.60         8.54

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------



BACK LOAD CONTRACT




                                                                      CALENDAR YEAR

Portfolio                      1998        1997       1996       1995    1994       1993        1992       1991     1990    1989
-----------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth Stock       6.22      12.45      16.23       37.57      4.10        17.63      4.63       54.06     NA    NA
International Equity          3.52      10.89      19.50       13.16     -1.34        NA         NA        NA         NA    NA
Growth Stock                 25.12      28.24      19.40       29.20     NA           NA         NA        NA         NA    NA
Growth and Income Stock      21.61      28.42      18.47       29.50     NA           NA         NA        NA         NA     NA
Index 500 Stock              27.13      31.55      21.22       35.56      -.06        8.41       5.92       27.95     NA     NA
Balanced                     17.40      20.01      12.04       24.83     -1.25        8.22       4.01       22.40     -.21   14.17
High Yield Bond              -3.06      14.42      18.27       15.33     NA          NA          NA         NA         NA     NA
Select Bond                   5.74       8.11       2.02       17.62     -4.04       8.97        5.66       15.43      6.98   12.46
Money Market                  4.12       4.16       3.97       4.51       2.77       1.58        2.05        4.38      6.69   7.63
-----------------------------------------------------------------------------------------------------------------------------------



9. DEATH BENEFIT If you die before age 65, and before monthly annuity payments begin, your beneficiary will receive a death benefit. The amount will be the value of your Contract or, if greater, the amount you have paid in. The death benefit will be adjusted, of course, for any withdrawals you have made. The death benefit will be paid as a lump sum or your beneficiary may select a monthly annuity payment plan.



10. OTHER INFORMATION



FREE LOOK. If you return the Contract within ten days after you receive it (or whatever period is required in your state), we will send your money back. There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment.



AVOID PROBATE. In most cases, when you die, your beneficiary will receive the full death benefit of your Contract without going through probate.



AUTOMATIC DOLLAR-COST AVERAGING. With our Dollar-Cost Averaging Plan, you can arrange to have a regular amount of money ($100 minimum) automatically transferred from the Money Market Portfolio into the portfolio or portfolios you have chosen on a monthly or quarterly basis.



ELECTRONIC FUNDS TRANSFER (EFT). Another convenient way to invest using the dollar-cost averaging approach is through our EFT Plan. These automatic checkbook withdrawals allow you to add to your portfolio(s) on a regular monthly basis through payments drawn directly on your checking account.



SYSTEMATIC WITHDRAWAL PLAN. You can arrange to have regular amounts of money sent to you while your Contract is still in the accumulation phase. Our Systematic Withdrawal Plan allows you to automatically redeem accumulation units to generate monthly payments. Of course you will have to pay taxes on certain amounts of money you receive.



AUTOMATIC REQUIRED MINIMUM DISTRIBUTIONS. For IRAs, Simplified Employee Pension Plans, SIMPLE IRA Plans and 403(b) Plans, you can arrange for annual required minimum distributions to be sent to you automatically once you turn age 70 1/2.



DIVIDENDS. We are paying dividends on approximately 18% of our inforce variable annuity contracts in 1999, primarily older, larger contracts. The dividends arise principally as a result of more favorable expense results than assumed in determining deductions on these contracts.



                                   PROFILE-iv

PORTFOLIO REBALANCING. To help you maintain your asset allocation plan over time we offer a rebalancing service. This will automatically readjust your investment option allocations, on a periodic basis, back to the allocation percentages you have selected.



INTEREST SWEEPS. If you select this service we will automatically sweep or transfer interest from the Guaranteed Interest Fund to any combination of variable investment options. Interest earnings can be swept monthly, quarterly, semi-annually or annually.



NML EXPRESS. 1-800-519-4NML (1-800-519-4665). Get up-to-date information about your contract at your convenience with your contract number and your Personal Identification Number (PIN). Call toll-free to review contract values and unit values, transfer among portfolios, change the allocation and obtain fund performance information. INTERNET. For information about Northwestern Mutual Life, visit us on our Website. Included are daily unit values and fund performance information.



                           WWW.NORTHWESTERNMUTUAL.COM



THESE FEATURES MAY NOT BE AVAILABLE IN ALL STATES AND MAY NOT BE SUITABLE FOR YOUR PARTICULAR SITUATION.



11. INQUIRIES If you need more information, please contact us at:



THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY, 720 EAST WISCONSIN AVENUE, MILWAUKEE, WISCONSIN 53202; (414) 271-1444.



                                   PROFILE- v

P R O S P E C T U S



NML VARIABLE ANNUITY ACCOUNT B



This prospectus describes individual variable annuity contracts (the "Contracts") offered by The Northwestern Mutual Life Insurance Company ("Northwestern Mutual Life").



We offer the Contracts for use in these situations:



- Individual Retirement Annuities (IRAs), including traditional IRAs, Simplified Employee Pensions (SEPs) and SIMPLE IRAs.



-    Roth IRAs.



-    Tax-Deferred Annuities (TDAs).



-    Section 457 deferred compensation plans.



- Non-transferable annuities issued in exchange for fixed-dollar annuities received or distributions of termination benefits from tax-qualified plans or trusts.



Other situations that do not qualify for special tax treatment.



We use NML Variable Annuity Account B (the "Account") to keep the money you invest separate from our general assets. The money in the Account is invested in the eleven portfolios of Northwestern Mutual Series Fund, Inc. and the five Russell Insurance Funds. You select the Portfolios or Funds in which you want to invest. The Account has 16 Divisions that correspond to the 11 Portfolios and 5 Funds in which you may invest. The Contracts also permit you to invest on a fixed basis, at rates that we determine. This prospectus describes only the Account and the variable provisions of the Contracts except where there are specific references to the fixed provisions. We offer two versions of the
Contracts: Front Load Contracts and Back Load Contracts. See the Expense table on page 2 and the Deductions section, beginning on page 17.



This prospectus is a concise description of the information you should know before you buy a Contract. We have filed additional information about the Contracts with the Securities and Exchange Commission in a Statement of Additional Information. We incorporate the Statement of Additional Information into this prospectus by reference. We will send you the Statement of Additional Information without charge if you write to The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202, or call us at Telephone Number (414) 271-1444. You will find the table of contents for the Statement of Additional Information on the inside front cover of this prospectus.



THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC. AND THE RUSSELL INSURANCE FUNDS WHICH ARE ATTACHED HERETO, AND SHOULD BE RETAINED FOR FUTURE REFERENCE.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



The Date of the Statement of Additional Information is April 30, 1999.

INDEX OF SPECIAL TERMS
THE FOLLOWING SPECIAL TERMS USED IN THIS PROSPECTUS ARE DISCUSSED AT THE PAGES INDICATED.




TERM                                               PAGE    TERM                                             PAGE
-----                                             -----   ------                                           ------

ACCUMULATION UNIT....................................8     ANNUITANT.........................................11
ANNUITY (or ANNUITY PAYMENTS).......................10     MATURITY DATE......................................9
NET INVESTMENT FACTOR................................8     OWNER.............................................11
PAYMENT PLANS.......................................10     WITHDRAWAL AMOUNT..................................9



EXPENSE TABLE




Front Load Contract                                           ANNUAL EXPENSES OF THE ACCOUNT
                                                              ------------------------------
TRANSACTION EXPENSES FOR CONTRACTOWNERS                        (AS A PERCENTAGE OF ASSETS)
---------------------------------------                       ----------------------------
Maximum Sales Load (as a percentage                           Mortality Rate and Expense Guarantee
of purchase payments)...........................4%             Charge.......................................  .40%
Withdrawal Charge..............................None
                                                              ANNUAL CONTRACT FEE
                                                              $30; waived if the Contract Value equals or exceeds
                                                              $50,000

BACK LOAD CONTRACT                                            ANNUAL EXPENSES OF THE ACCOUNT
                                                              ------------------------------
TRANSACTION EXPENSES FOR CONTRACTOWNERS                        (AS A PERCENTAGE OF ASSETS)
---------------------------------------                       ----------------------------
Sales Load (as a percentage of purchase                       Mortality Rate and Expense Guarantee
Payments)......................................None            Charge....................................... 1.25%
Withdrawal Charge for Sales Expenses
(as a percentage of amounts paid)                             ANNUAL CONTRACT FEE
                                                              -------------------
                                                              $30; waived if the Contract Value equals or exceeds
                                                              $50,000



Annual Expenses of the Portfolios and Funds
(as a percentage of the assets)




                                           Management           Custody             Other          Total Annual
                                              FEES               FEES             EXPENSES           EXPENSES
                                           ---------           ----------        ----------        -------------
Northwestern Mutual Series Fund, Inc.
   Small Cap Growth Stock*                      .80%               .00%               .12%               .92%
   Aggressive Growth Stock                      .52%               .00%               .00%               .52%
   International Equity                         .67%               .08%               .01%               .76%
   Index 400 Stock*                             .25%               .00%               .10%               .35%
   Growth Stock                                 .45%               .00%               .01%               .46%
   Growth and Income Stock                      .57%               .00%               .01%               .58%
   Index 500 Stock                              .20%               .00%               .01%               .21%
   Balanced                                     .30%               .00%               .00%               .30%
   High Yield Bond                              .49%               .00%               .01%               .50%
   Select Bond                                  .30%               .00%               .00%               .30%
   Money Market                                 .30%               .00%               .00%               .30%
   RUSSELL INSURANCE FUNDS
   -----------------------
   Multi-Style Equity                           .49%               .25%               .18%               .92%
   Aggressive Equity                            .53%               .45%               .27%              1.25%
   Non-U.S.                                     .00%              1.10%               .20%              1.30%
   Real Estate Securities*                      .85%               .12%               .19%              1.16%
   Core Bond                                    .12%               .39%               .29%               .80%



* Expenses are estimated for these new Portfolios and Funds, for 1999 at annualized rates. The estimates for the Russell Insurance Funds reflect fee waivers and reimbursements that the Funds' adviser has voluntarily agreed to make for 1999. These may be changed at any time without notice.

EXAMPLE



FRONT LOAD CONTRACT - You would pay the following expenses on each $1,000 investment, assuming 5% annual return:



                                              1 YEAR               3 YEARs              5 YEARS             10 YEARS
                                              -------             ---------            ---------           ----------
NORTHWESTERN MUTUAL SERIES FUND, INC.
   Small Cap Growth Stock                        $53                  $80                  $109                 $193
   Aggressive Growth Stock                       $49                  $68                  $ 89                 $149
   International Equity                          $51                  $75                  $101                 $175
   Index 400 Stock                               $47                  $63                  $ 80                 $129
   Growth Stock                                  $48                  $66                  $ 86                 $142
   Growth and Income Stock                       $50                  $70                  $ 92                 $155
   Index 500 Stock                               $46                  $59                  $ 73                 $113
   Balanced                                      $47                  $61                  $ 77                 $124
   High Yield Bond                               $49                  $68                  $ 88                 $146
   Select Bond                                   $47                  $61                  $ 77                 $124
   Money Market                                  $47                  $61                  $ 77                 $124
   RUSSELL INSURANCE FUNDS
   -----------------------
   Multi-Style Equity                            $53                  $80                  $109                 $193
   Aggressive Equity                             $56                  $90                  $126                 $228
   Non-U.S.                                      $57                  $91                  $129                 $233
   Real Estate Securities                        $55                  $87                  $122                 $218
   Core Bond                                     $52                  $77                  $103                 $180




NOTE: THE MINIMUM INITIAL PURCHASE PAYMENT FOR A FRONT-LOAD CONTRACT IS $10,000. YOU MUST MULTIPLY THE NUMBERS ABOVE BY 10 TO FIND THE EXPENSES FOR A FRONT-LOAD CONTRACT OF MINIMUM SIZE.



EXAMPLE



BACK LOAD CONTRACT - You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) surrender at the end of each time period:




                                               1 YEAR             3 YEARs               5 YEARS              10 YEARS
                                               ------             ------                -------              --------
NORTHWESTERN MUTUAL SERIES FUND, INC.
   Small Cap Growth Stock                        $ 92                $122                  $155                 $269
   Aggressive Growth Stock                       $ 88                $110                  $134                 $227
   International Equity                          $ 90                $117                  $146                 $252
   Index 400 Stock                               $ 86                $105                  $125                 $209
   Growth Stock                                  $ 87                $108                  $131                 $221
   Growth and Income Stock                       $ 89                $112                  $137                 $234
   Index 500 Stock                               $ 85                $100                  $118                 $194
   Balanced                                      $ 86                $103                  $123                 $204
   High Yield Bond                               $ 88                $109                  $133                 $225
   Select Bond                                   $ 86                $103                  $123                 $204
   Money Market                                  $ 86                $103                  $123                 $204
   RUSSELL INSURANCE FUNDS
   -----------------------
   Multi-Style Equity                            $ 92                $122                  $155                 $269
   Aggressive Equity                             $ 95                $132                  $171                 $301
   Non-U.S.                                      $ 96                $133                  $173                 $306
   Real Estate Securities                        $ 94                $129                  $167                 $292
   Core Bond                                     $ 91                $118                  $148                 $256

You would pay the following expenses on the same $1,000 investment, assuming NO SURRENDER OR ANNUITIZATION:




                                                 1 YEAR              3 YEARS             5 YEARS             10 YEARS
                                                 ------              -------             -------             --------
NORTHWESTERN MUTUAL SERIES FUND, INC.
   Small Cap Growth Stock                           $22                 $72                 $125                $269
   Aggressive Growth Stock                          $18                 $60                 $104                $227
   International Equity                             $20                 $67                 $116                $252
   Index 400 Stock                                  $16                 $55                 $ 95                $209
   Growth Stock                                     $17                 $58                 $101                $221
   Growth and Income Stock                          $19                 $62                 $107                $234
   Index 500 Stock                                  $15                 $50                 $ 88                $194
   Balanced                                         $16                 $53                 $ 93                $204
   High Yield Bond                                  $18                 $59                 $103                $225
   Select Bond                                      $16                 $53                 $ 93                $204
   Money Market                                     $16                 $53                 $ 93                $204
   RUSSELL INSURANCE FUNDS
   -----------------------
   Multi-Style Equity                               $22                 $72                 $125                $269
   Aggressive Equity                                $25                 $82                 $141                $301
   Non-U.S.                                         $26                 $83                 $143                $306
   Real Estate Securities                           $24                 $68                 $137                $292
   Core Bond                                        $21                 $68                 $118                $256




The purpose of the table above is to assist a Contract Owner in understanding the expenses paid by the Account and the Portfolios and Funds and borne by investors in the Contracts. The sales load for a Front Load Contract depends on the amount of cumulative purchase payments. For the Back Load Contract the withdrawal charge depends on the length of time funds have been held under the Contract and the amounts held. The $30 annual Contract fee is reflected as .2% of the assets in the Back Load Contract based on an average Contract size of $15,000. The $30 annual Contract fee is not reflected in the Front Load Contract based on an average Contract size of $55,000. The Contracts provide for charges for transfers between the Divisions of the Account and for premium taxes, but we are not currently making such charges. See "Transfers Between Divisions and Payment Plans", p. 11 and "Deductions", p. 17, for additional information about expenses for the Contracts. The expenses shown in the table for the Portfolios and Funds show the annual expenses for each, as a percentage of their average net assets, based on 1998 operations for the Portfolios and their predecessors and the Funds. Expenses for Portfolios and Funds which have not begun operations are estimated. Expenses for the Russell Insurance Funds reflect fee waivers and reimbursements that the Funds' adviser has voluntarily agreed to make for 1999. These may be changed at any time without notice. For additional information about expenses of the Portfolios and Funds, see the prospectuses for Northwestern Mutual Series Fund, Inc. and the Russell Insurance Funds attached hereto.



THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN, SUBJECT TO THE GUARANTEES OF THE CONTRACTS.



     The tables on the following pages present the accumulation unit values of nine Divisions of the Account for the Contracts, including Contracts issued prior to the date of this prospectus. These nine Divisions are those which were in operation in 1998 and prior years. The Contracts issued prior to March 31, 1995 are different in certain material respects from Contracts offered currently, but the values shown below for Contracts issued after December 16, 1981 and prior to March 31, 1995 are calculated on the same basis as those for the Back Load Contracts described in this prospectus. The Front Load Contracts described in this prospectus have a lower mortality rate and expense guarantee charge than any of the Contracts issued prior to March 31, 1995.

ACCUMULATION UNIT VALUES
CONTRACTS ISSUED ON OR AFTER MARCH 31, 1995




                                                                       FOR YEARS ENDED
                                                                          DECEMBER 31                              FOR THE NINE
                                                    -------------------------------------------------------        MONTHS ENDED
                                                     1998                     1997                   1996        DECEMBER 31, 1995
                                                    -------                 -------                --------      -----------------
AGGRESSIVE GROWTH STOCK DIVISION

 Front Load Version
  Beginning of Period                               $1.735                   $1.305                   $1.305                $1.00
  End of Period                                     $1.859                   $1.735                   $1.530                $1.305
 Back Load Version
  Beginning of Period                               $3.598                   $3.200                   $2.753                $2.123
  End of Period                                     $3.822                   $3.598                   $3.200                $2.753
 Number of Units
 Outstanding, End of Period
  Front Load                                    38,301,039               30,869,455               19,593,516             5,338,263
  Back Load                                     50,240,828               42,824,318               29,722,778             8,294,210

 INTERNATIONAL EQUITY DIVISION
 Front Load Version
  Beginning of Period                               $1.537                   $1.374                   $1.140                $1.00
  End of Period                                     $1.605                   $1.537                   $1.374                $1.140
 Back Load Version
  Beginning of Period                               $1.829                   $1.649                   $1.380                $1.218
  End of Period                                     $1.893                   $1.829                   $1.649                $1.380
 Number of Units
 Outstanding, End of Period
  Front Load                                    30,705,368               24,895,817               12,485,204             2,784,309
  Back Load                                     58,015,141               49,418,651               27,579,179             7,214,357

 GROWTH STOCK DIVISION
 Front Load Version
  Beginning of Period                               $1.883                   $1.456                   $1.209                $1.00
  End of Period                                     $2.375                   $1.883                   $1.456                $1.209
 Back Load Version
  Beginning of Period                               $1.991                   $1.552                   $1.300                $1.082
  End of Period                                     $2.491                   $1.991                   $1.552                $1.300
 Number of Units
 Outstanding, End of Period
  Front Load                                    20,435,890               12,915,731                6,777,198             1,715,092
  Back Load                                     43,931,364               30,083,122               17,808,617             3,952,191

 GROWTH AND INCOME STOCK DIVISION
 Front Load Version
  Beginning of Period                               $1.852                   $1.430                   $1.197                $1.00
  End of Period                                     $2.271                   $1.852                   $1.430                $1.197
 Back Load Version
  Beginning of Period                               $1.959                   $1.525                   $1.287                $1.083
  End of Period                                     $2.382                   $1.959                   $1.525                $1.287
 Number of Units
 Outstanding, End of Period
  Front Load                                    28,665,538               19,189,183                9,882,138             3,530,232
  Back Load                                     60,018,961               43,671,623               24,818,409             7,514,293





                                                                       FOR YEARS ENDED
                                                                         DECEMBER 31                                FOR THE NINE
                                                   -----------------------------------------------------            MONTHS ENDED
                                                    1998                     1997                1996            DECEMBER 31, 1995
                                                   ------                 ---------          -----------        ------------------
INDEX 500 STOCK DIVISION

       Front Load Version
       Beginning of Period                          $2.026                   $1.527               $1.249                  $1.00
        End of Period                               $2.597                   $2.026               $1.527                  $1.249
       Back Load Version
        Beginning of Period                         $3.240                   $2.463               $2.032                  $1.604
        End of Period                               $4.119                   $3.240               $2.463                  $1.991
       Number of Units
       Outstanding, End of Period
        Front Load                              49,367,899               32,584,892           17,301,664                 278,235
        Back Load                               74,933,584               53,900,586           31,553,915                 471,752

       BALANCED DIVISION
       Front Load Version
        Beginning of Period                         $1.615                   $1.334               $1.181                  $1.00
        End of Period                               $1.912                   $1.615               $1.334                  $1.181
       Back Load Version
        Beginning of Period                         $5.796                   $4.830               $4.311                  $3.655
        End of Period                               $6.805                   $5.796               $4.830                  $4.290
       Number of Units
       Outstanding, End of Period
        Front Load                              72,292,495               43,288,762           24,916,332                 164,302
        Back Load                               50,001,293               37,392,725           24,088,931                 372,457

       HIGH YIELD BOND DIVISION
       Front Load Version
        Beginning of Period                         $1.530                   $1.326               $1.112                  $1.00
        End of Period                               $1.496                   $1.530               $1.326                  $1.112
       Back Load Version
        Beginning of Period                         $1.595                   $1.394               $1.178                  $1.067
        End of Period                               $1.546                   $1.595               $1.394                  $1.178
       Number of Units
       Outstanding, End of Period
        Front Load                              19,796,158               11,305,194            4,518,513               1,418,382
        Back Load                               34,432,479               22,019,285           10,288,680               2,700,647

       SELECT BOND DIVISION
       Front Load Version
        Beginning of Period                         $1.266                   $1.161               $1.129                  $1.00
        End of Period                               $1.350                   $1.266               $1.161                  $1.129
       Back Load Version
        Beginning of Period                         $6.768                   $6.261               $6.137                  $5.419
        End of Period                               $7.157                   $6.768               $6.261                  $6.078
       Number of Units
       Outstanding, End of Period
         Front Load                             22,093,895               12,652,127            6,391,221                  26,732
         Back Load                               8,005,277                5,418,476            3,653,656                  50,828

       MONEY MARKET DIVISION
       Front Load Version
        Beginning of Period                         $1.146                   $1.091               $1.040                  $1.00
        End of Period                               $1.203                   $1.146               $1.091                  $1.040
       Back Load Version
        Beginning of Period                         $2.340                   $2.246               $2.161                  $2.086
        End of Period                               $2.436                   $2.340               $2.246                  $2.156
       Number of Units
       Outstanding, End of Period
        Front Load                              27,165,662               16,238,723           11,210,749                 327,441
        Back Load                               22,512,853               14,615,063           12,209,698                 379,473



ACCUMULATION UNIT VALUES
CONTRACTS ISSUED AFTER DECEMBER 16, 1981 AND PRIOR TO MARCH 31, 1995






                                                                      FOR THE YEARS ENDED DECEMBER 31
                                           ---------------------------------------------------------------------------------------
                                               1998              1997              1996                1995               1994
                                           -----------       -----------        -----------         -----------        -----------

AGGRESSIVE GROWTH STOCK DIVISION
      Beginning of Period*                   $3.598            $3.200             $2.753              $2.001             $1.922
      End of Period                          $3.822            $3.598             $3.200              $2.753             $2.001
      Number of Units
      Outstanding, End of Period           142,097,252       157,775,380        162,837,073         147,960,662        123,249,312

INTERNATIONAL EQUITY DIVISION
      Beginning of Period**                  $1.829            $1.649             $1.380              $1.220             $1.236
      End of Period                          $1.893            $1.829             $1.649              $1.380             $1.220
      Number of Units
      Outstanding, End of Period          169,103,754       194,160,450        190,864,716         179,261,185        186,097,279

GROWTH STOCK DIVISION
      Beginning of Period+                   $1.991            $1.552             $1.300              $1.006             $1.000
      End of Period                          $2.491            $1.991             $1.552              $1.300             $1.006
      Number of Units
      Outstanding, End of Period           55,469,040        45,562,063         37,212,487          24,827,801         12,213,322

GROWTH AND INCOME STOCK DIVISION
      Beginning of Period+                   $1.959            $1.525             $1.287              $0.994             $1.000
      End of Period                          $2.382            $1.959             $1.525              $1.287             $0.994
      Number of Units
      Outstanding, End of Period          86,893,255        80,719,502         63,969,388          52,866,200         31,542,581

 INDEX 500 STOCK DIVISION
      Beginning of Period*                   $3.240            $2.463             $2.032              $1.499             $1.500
      End of Period                          $4.119            $3.240             $2.463              $2.032             $1.499
      Number of Units
      Outstanding, End of Period          162,495,472       156,622,110        146,945,069         134,818,674        119,845,898

BALANCED DIVISION
      Beginning of Period                    $5.796            $4.830             $4.311              $3.453             $3.497
      End of Period                          $6.805            $5.796             $4.830              $4.311             $3.453
      Number of Units
      Outstanding, End of Period          300,355,018       315,853,927        331,700,359         347,995,936        363,391,482

HIGH YIELD BOND DIVISION
      Beginning of Period+                   $1.595            $1.394             $1.178              $1.022             $1.000
      End of Period                          $1.546            $1.595             $1.394              $1.178             $1.022
      Number of Units
      Outstanding, End of Period          32,862,095        28,965,737         18,022,623          13,474,146          7,229,418

SELECT BOND DIVISION
      Beginning of Period                    $6.768               $6.261             $6.137              $5.217             $5.437
      End of Period                          $7.157               $6.768             $6.261              $6.137             $5.217
      Number of Units
      Outstanding, End of Period          19,385,225           18,885,862         19,498,362          21,048,883         20,642,740

MONEY MARKET DIVISION
      Beginning of Period                    $2.340               $2.246             $2.161              $2.067             $2.012
      End of Period                          $2.436               $2.340             $2.246              $2.161             $2.067
      Number of Units
      Outstanding, End of Period          46,595,608           33,000,108         35,677,445          34,040,829         31,466,730




                                                                         FOR THE YEARS ENDED DECEMBER 31
                                               ------------------------------------------------------------------------------
                                                 1993              1992               1991              1990            1989
                                               ----------       ----------         ----------         -------          ------
AGGRESSIVE GROWTH STOCK DIVISION
      Beginning of Period*                       $1.634           $1.562             $1.014          $1.000             --
      End of Period                              $1.922           $1.634             $1.562          $1.014             --
      Number of Units

      Outstanding, End of Period               77,246,018       53,918,035         19,966,511         205,590           --


INTERNATIONAL EQUITY DIVISION
      Beginning of Period**                      $1.000         --                 --              --                   --
      End of Period                              $1.236         --                 --              --                   --
      Number of Units
      Outstanding, End of Period              74,174,799        --                 --              --                   --

GROWTH STOCK DIVISION
      Beginning of Period+                     --               --                 --              --                   --
      End of Period                            --               --                 --              --                   --
      Number of Units
      Outstanding, End of Period               --               --                 --              --                   --

GROWTH AND INCOME STOCK DIVISION
      Beginning of Period+                     --               --                 --              --                   --
      End of Period                            --               --                 --              --                   --
      Number of Units
      Outstanding, End of Period               --               --                 --              --                   --

 INDEX 500 STOCK DIVISION
      Beginning of Period*                       $1.384           $1.306             $1.021          $1.000             --
      End of Period                              $1.500           $1.384             $1.306          $1.021             --
      Number of Units
      Outstanding, End of Period              105,795,927       32,924,088         12,058,133         189,751           --

BALANCED DIVISION
      Beginning of Period                        $3.232           $3.107             $2.538          $2.544               $2.228
      End of Period                              $3.497           $3.232             $3.107          $2.538               $2.544
      Number of Units
      Outstanding, End of Period              377,043,512      355,125,051        322,313,588     322,488,873          316,204,759

HIGH YIELD BOND DIVISION
      Beginning of Period+                     --               --                 --              --                   --
      End of Period                            --               --                 --              --                   --
      Number of Units
      Outstanding, End of Period               --               --                 --              --                   --

SELECT BOND DIVISION
      Beginning of Period                        $4.990           $4.722             $4.091          $3.824               $3.401
      End of Period                              $5.437           $4.990             $4.722          $4.091               $3.824
      Number of Units
      Outstanding, End of Period               21,874,778       15,399,609         10,692,797       6,997,013            5,553,863

MONEY MARKET DIVISION
      Beginning of Period                        $1.980           $1.940             $1.859          $1.743               $1.619
      End of Period                              $2.012           $1.980             $1.940          $1.859               $1.743
      Number of Units
      Outstanding, End of Period               24,431,865       27,773,056         24,758,592      27,363,279           20,510,416




* The initial investments in the Aggressive Growth Stock Division and Index 500 Stock Division were made on December 3, 1990.



** The initial investment in the International Equity Division was made on April 30, 1993.



+ The initial investments in the Growth Stock Division, Growth and Income Stock Division, and High Yield Bond Division were made on May 3, 1994.

ACCUMULATION UNIT VALUES
CONTRACTS ISSUED PRIOR TO DECEMBER 17, 1981




                                                                         FOR THE YEARS ENDED DECEMBER 31
                                            -----------------------------------------------------------------------------------
                                              1998              1997                  1996             1995              1994
                                            ---------         ---------            ---------         ---------        ---------

AGGRESSIVE GROWTH STOCK DIVISION
      Beginning of Period*                    $3.728             $3.299               $2.824            $2.042          $1.952
      End of Period                           $3.980             $3.728               $3.299            $2.824          $2.042
      Number of Units
      Outstanding, End of Period            1,180,359            1,476,370            1,697,195         1,617,883        1,474,133
INTERNATIONAL EQUITY DIVISION
      Beginning of Period**                  $1.872            $1.680               $1.398            $1.230               $1.240
      End of Period                          $1.947            $1.872               $1.680            $1.398               $1.230
      Number of Units
      Outstanding, End of Period            1,884,199         2,125,863            2,276,960         2,141,462            2,642,855

GROWTH STOCK DIVISION
      Beginning of Period+                    $2.027            $1.573               $1.311            $1.009             --
      End of Period                           $2.549            $2.027               $1.573            $1.311             --
      Number of  Units
      Outstanding, End of Period              390,133           263,014              239,460            19,315            --

GROWTH AND INCOME STOCK DIVISION
      Beginning of Period+                    $1.995            $1.546               $1.298            $0.997             --
      End of Period                           $2.438            $1.995               $1.546            $1.298             --
      Number of Units
      Outstanding, End of Period              617,635           551,213              221,275            32,681            --

INDEX 500 STOCK DIVISION
      Beginning of Period*                    $3.357            $2.539               $2.084            $1.530            $1.523
      End of Period                           $4.289            $3.357               $2.539            $2.084            $1.530
      Number of Units
      Outstanding, End of Period           10,746,288        11,228,774           12,234,934        13,256,279           14,230,394

BALANCED DIVISION
      Beginning of Period                    $6.278            $5.205               $4.623            $3.685               $3.713
      End of Period                          $7.408            $6.278               $5.205            $4.623               $3.685
      Number of Units
      Outstanding, End of Period            5,670,828         6,272,328            6,695,097         7,327,654            8,155,713

HIGH YIELD BOND DIVISION
      Beginning of Period+                    $1.624            $1.412               $1.188            $1.025             --
      End of Period                           $1.582            $1.624               $1.412            $1.188             --
      Number of Units
      Outstanding, End of Period              248,592           251,003              125,053            58,755                 --

SELECT BOND DIVISION
      Beginning of Period                     $7.334            $6.750               $6.583            $5.569               $5.774
      End of Period                           $7.794            $7.334               $6.750            $6.583               $5.569
      Number of Units
      Outstanding, End of Period            1,023,445         1,078,985            1,151,998         1,364,416            1,492,775

MONEY MARKET DIVISION
      Beginning of Period                      $2.535            $2.421               $2.317            $2.206               $2.136
      End of Period                            $2.652            $2.535               $2.421            $2.317               $2.206
      Number of Units
      Outstanding, End of Period            1,208,793           997,887            1,377,051         1,358,156            1,458,463




                                                                         FOR THE YEARS ENDED DECEMBER 31
                                                ----------------------------------------------------------------------------
                                                 1993             1992              1991             1990              1989
                                                -------           -------          -------           ------            -----

AGGRESSIVE GROWTH STOCK DIVISION
      Beginning of Period*                       $1.651           $1.570            $1.014           $1.000              --
      End of Period                              $1.952           $1.651            $1.570           $1.014              --
      Number of Units
      Outstanding, End of Period                969,604           833,606          534,196           22,431              --

INTERNATIONAL EQUITY DIVISION
      Beginning of Period**                      $1.000             --                --               --                --
      End of Period                              $1.240             --                --               --                --
      Number of Units
      Outstanding, End of Period               1,802,948            --                --               --                --

GROWTH STOCK DIVISION
      Beginning of Period+                         --               --                --               --                --
      End of Period                                --               --                --               --                --
      Number of  Units
      Outstanding, End of Period                   --               --                --               --                --

GROWTH AND INCOME STOCK DIVISION
      Beginning of Period+                         --               --                --               --                --
      End of Period                                --               --                --               --                --
      Number of Units
      Outstanding, End of Period                   --               --                --               --                --

INDEX 500 STOCK DIVISION
      Beginning of Period*                       $1.398           $1.313            $1.021           $1.000              --
      End of Period                              $1.523           $1.398            $1.313           $1.021              --
      Number of Units
      Outstanding, End of Period               15,442,799         317,023          326,395              4                --

BALANCED DIVISION
      Beginning of Period                        $3.414           $3.266            $2.655           $2.647            $2.307
      End of Period                              $3.713           $3.414            $3.266           $2.655            $2.647
      Number of Units
      Outstanding, End of Period               9,324,132        10,125,067        10,652,114       11,655,303        12,655,382

HIGH YIELD BOND DIVISION
      Beginning of Period+                         --               --                --               --                --
      End of Period                                --               --                --               --                --
      Number of Units
      Outstanding, End of Period                   --               --                --               --                --

SELECT BOND DIVISION
      Beginning of Period                        $5.273           $4.965            $4.280           $3.981            $3.522
      End of Period                              $5.774           $5.273            $4.965           $4.280            $3.981
      Number of Units
      Outstanding, End of Period               1,701,121         1,808,558        1,979,936         2,041,191        2,293,077

MONEY MARKET DIVISION
      Beginning of Period                        $2.092           $2.040            $1.945           $1.814            $1.677
      End of Period                              $2.136           $2.092            $2.040           $1.945            $1.814
      Number of Units
      Outstanding, End of Period               1,331,457         1,787,440        2,059,962         2,574,527        2,285,388




* The initial investments in the Aggressive Growth Stock Division and Index 500 Stock Division were made on December 3, 1990.



** The initial investment in the International Equity Division was made on April 30, 1993.



+ The initial investments in the Growth Stock Division, Growth and Income Stock Division, and High Yield Bond Division were made on May 3, 1994.

THE COMPANY



The Northwestern Mutual Life Insurance Company was organized by a special act of the Wisconsin Legislature in 1857. It is the nation's fourth largest life insurance company, based on total assets in excess of $77 billion on December 31, 1998, and is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. Northwestern Mutual Life sells life and disability income insurance policies and annuity contracts through its own field force of approximately 6,000 full time producing agents. The Home Office of Northwestern Mutual Life is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.



"We" in this prospectus means Northwestern Mutual
Life.



NML VARIABLE ANNUITY ACCOUNT B



We established the Account on February 14, 1968 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law. The Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.



The Account has sixteen Divisions. The money you invest to provide variable benefits under your Contract is placed in one or more of the Divisions as you direct.



Under Wisconsin law, the investment operations of the Account are kept separate from our other operations. The values for your Contract will not be affected by income, gains or losses for the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Account for your Contract will determine the value of your Contract benefits and will not affect the rest of our business. The assets in the Account are reserved for you and other Contract owners, although the assets belong to us and we do not hold the assets as a trustee. We and our creditors cannot reach those assets to satisfy other obligations until our obligations under your Contract have been satisfied. But all of our assets (except those we hold in some other separate accounts) are available to satisfy our obligations under your Contract.



THE FUNDS



Northwestern Mutual Series Fund, Inc. is composed of eleven separate portfolios which operate as separate mutual funds. The portfolios are the Small Cap Growth Stock Portfolio, Aggressive Growth Stock Portfolio, International Equity Portfolio, Index 400 Stock Portfolio, Growth Stock Portfolio, Growth and Income Stock Portfolio, Index 500 Stock Portfolio, Balanced Portfolio, High Yield Bond Portfolio, Select Bond Portfolio and Money Market Portfolio. The Account buys shares of each Portfolio at net asset value, that is, without any sales charge.



Northwestern Mutual Investment Services, LLC ("NMIS"), our wholly-owned subsidiary, is the investment adviser to the Fund. We provide the people and facilities that NMIS uses in performing its investment advisory functions, and we are a party to the investment advisory agreement. We and NMIS also perform certain administrative functions and act as co-depositors of the Account. NMIS has retained J.P. Morgan Investment Management, Inc. and Templeton Investment Counsel, Inc. under investment sub-advisory agreements to provide investment advice to the Growth and Income Stock Portfolio and the International Equity Portfolio.



The Russell Insurance Funds include five separate portfolios which operate as separate mutual funds. These are the Multi-Style Equity Fund, Aggressive Equity Fund, Non-U.S. Fund, Real Estate Securities Fund and Core Bond Fund. The Account buys shares of each of the Russell Insurance Funds at net asset value, that is, without any sales charge.



The assets of each of the Russell Insurance Funds are invested by one or more investment management organizations researched and recommended by Frank Russell Company ("Russell"), and an affiliate of Russell, Frank Russell Investment Management Company ("FRIMCo"). FRIMCo also advises, operates and administers the Russell Insurance Funds. Russell is our majority-owned subsidiary.



FOR MORE INFORMATION REGARDING THE MUTUAL FUNDS, INCLUDING INFORMATION ABOUT THEIR INVESTMENT OBJECTIVES AND EXPENSES, SEE THE PROSPECTUSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC. AND RUSSELL INSURANCE FUNDS ATTACHED HERETO. YOU SHOULD READ THE MUTUAL FUND PROSPECTUSES CAREFULLY BEFORE YOU INVEST IN THE CONTRACTS.

THE CONTRACTS



PURCHASE PAYMENTS UNDER THE CONTRACTS



AMOUNT AND FREQUENCY A purchase payment is the money you give us to pay for your Contract. You may make purchase payments monthly, quarterly, semiannually, annually or on any other frequency acceptable to us.



For Back Load Contracts the minimum amount for each purchase payment is $25 for Contracts issued as tax-deferred annuities or for use with SIMPLE IRA plans, simplified employee pensions or deferred compensation plans for public employees. For other Back Load Contracts, including individual retirement annuities and nontax-qualified plans, the minimum initial purchase payment is $100, or $3,500 for Back Load Contracts purchased in exchange for fixed dollar annuities received as distribution benefits from qualified plans or trusts. (See "Qualified and Nontax-Qualified Plans", p. 14). For Front Load Contracts the minimum initial purchase payment is $10,000. The minimum amount for each subsequent purchase payment is $25 for all Contracts. Minimum amounts for payments by preauthorized check depend on payment frequency. We will accept larger purchase payments than due, or payments at other times, but total purchase payments under any Contract may not exceed $5,000,000 without our consent.



Purchase payments may not exceed the applicable federal income tax limits. (See "Federal Income Taxes", p. 14.)



APPLICATION OF PURCHASE PAYMENTS We credit net purchase payments, after deduction of any sales load, to the Account and allocate them to one or more Divisions as you direct. We then invest those assets in shares of the Portfolio or Fund which corresponds to that Division.



We apply purchase payments to provide "Accumulation Units" in one or more Divisions. Accumulation Units represent your interest in the Account. The number of Accumulation Units you receive for each net purchase payment is determined by dividing the amount of the purchase payment to be allocated to a Division by the value of an Accumulation Unit in that Division, based upon the first valuation of the assets of the Division we make after we receive your purchase payment at our Home Office. Receipt of purchase payments at a lockbox facility we have designated will be considered the same as receipt at the Home Office. We value assets as of the close of trading on the New York Stock Exchange for each day the Exchange is open, and at any other time required by the Investment Company Act of 1940.



The number of your Accumulation Units will be increased by additional purchase payments or transfers into the Account and decreased by withdrawals or transfers out of the Account. The investment experience of the Account does not change the number (as distinguished from the value) of your Accumulation Units.



The value of an Accumulation Unit in each Division varies with the investment experience of the Division (which in turn is determined by the investment experience of the corresponding Portfolio or Fund). We determine the value by multiplying the value on the immediately preceding valuation date by the net investment factor for the Division. (See "Net Investment Factor", below.) Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Units. That value may be less than, equal to, or more than the cumulative net purchase payments you have made.



You may direct all or part of a purchase payment to the Guaranteed Interest Fund. Amounts you direct to the Guaranteed Interest Fund will be invested on a fixed basis. See "The Guaranteed Interest Fund", p. 14.



NET INVESTMENT FACTOR



For each Division the net investment factor for any period ending on a valuation date is 1.000000 plus the net investment rate for the Division for that period. Under the Contract the net investment rate is related to the assets of the Division. However, since all amounts are simultaneously invested in shares of the corresponding Portfolio or Fund when allocated to the Division, calculation of the net investment rate for each of the Divisions may also be based upon the change in value of a single share of the corresponding Portfolio or Fund.



Thus, for example, in the case of the Balanced Division the net investment rate is equal to (a) the change in the net asset value of a Balanced Portfolio share for the period from the immediately preceding valuation date up to and including the current valuation date, plus the per share amount of any dividends and other distributions made by the Balanced Portfolio during the valuation period, less a deduction for any applicable taxes or for any expenses resulting from a substitution of securities, (b) divided by the net asset value of a Balanced Portfolio share on the valuation date immediately preceding the current valuation date, (c) less an adjustment to provide for the deduction for mortality rate and expense risks that we have assumed. (See "Deductions", p. 17.)



The Portfolios and Funds will distribute investment income and realized capital gains to the Account

Divisions. We will reinvest those distributions in additional shares of the same Portfolio or Fund. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Account.



BENEFITS PROVIDED UNDER THE CONTRACTS



The benefits provided under the Contracts consist of a withdrawal amount, a death benefit and a maturity benefit. Subject to the restrictions noted below, we will pay all of these benefits in a lump sum or under the payment plans described below.



WITHDRAWAL AMOUNT On or prior to the maturity date you are entitled to withdraw the Accumulation Units credited to your Contract and receive the value thereof less the applicable withdrawal charge. (See "Withdrawal Charge", p. 18.) The value, which may be either greater or less than the amount you paid is determined as of the valuation date coincident with or next following our receipt of your written request for withdrawal on a form we provide. The forms are available from our Home Office and our agents. You may withdraw a portion of the Accumulation Units on the same basis, except that we will not grant a partial withdrawal which would result in less than 100 Accumulation Units remaining; we will treat a request for such a partial withdrawal as a request to surrender the entire Contract. Amounts distributed to an Annuitant upon withdrawal of all or a portion of Accumulation Units may be subject to federal income tax. (See "Federal Income Taxes", p. 14.) A penalty tax will apply to premature payments of Contract benefits. A penalty tax of 10% (or 25% during the first 2 years the owner participates in a SIMPLE IRA plan) of the amount of the payment which is includible in income will be imposed on non-exempt withdrawals under individual retirement annuities, tax deferred annuities, nontransferable annuity Contracts and nonqualified deferred annuities. Payments which are exempt from the penalty tax include payments upon disability, after age 59-1/2, for certain large medical expenses and for reimbursement of certain health insurance premiums and certain substantially equal periodic payments for life.



If annuity payments are being made under Payment Plan 1 the payee may surrender the Contract and receive the value of the Annuity Units credited to his Contract, less the applicable withdrawal charge. (See "Withdrawal Charge", p. 18.) Upon death during the certain period of the payee under Plan 2 or both payees under Plan 3, the beneficiary may surrender the Contract and receive the withdrawal value of the unpaid payments for the certain period. The withdrawal value is based on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See "Description of Payment Plans", p. 10.)



DEATH BENEFIT Upon the death of the Annuitant prior to the maturity date, we will pay to the direct beneficiary a death benefit equal to the Contract value, as of the valuation date coincident with or next following the date on which proof of death is received at our Home Office or, if later, the date on which the beneficiary elects a method of payment. If death occurs prior to the Annuitant's 65th birthday the death benefit, where permitted by state law, will be not less than the amount of purchase payments we received under the Contract, less withdrawals. The death benefit may be paid either in a lump sum or under a payment plan.



MATURITY BENEFIT Purchase payments under the Contract are payable until the maturity date specified in the Contract. You may select any date up to age 90 as the maturity date, subject to applicable tax law requirements and state law. On the maturity date, if you have not elected any other permissible payment plan, we will change the maturity date to the Contract anniversary nearest the Annuitant's 90th birthday. On that date, if you have not elected any other permissible payment plan, we will pay the value of the Contract in monthly payments for life under a variable payment plan with payments certain for ten years.



VARIABLE PAYMENT PLANS



We will pay part or all of the benefits under a Contract under a variable payment plan you select. Under a variable plan, you bear the entire investment risk, since we make no guarantees of investment return. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month.



For a discussion of tax considerations and limitations regarding the election of payment plans, see "Federal
Income Taxes", p. 14.



DESCRIPTION OF PAYMENT PLANS The following payment plans are available:



1. PAYMENTS FOR A CERTAIN PERIOD. An annuity payable monthly for a specified period of five to 30 years.



2. LIFE ANNUITY WITH OR WITHOUT CERTAIN PERIOD. An annuity payable monthly until the payee's death, or until the expiration of a selected certain period, whichever is later. After the payee's death during the certain period, if any, we will make payments as they come due to the designated contingent beneficiary. You may select a certain period of either 10 or 20 years, or you may choose a plan with no certain period.

3. JOINT AND SURVIVOR LIFE ANNUITY WITH CERTAIN PERIOD. An annuity payable monthly for a certain period of 10 years and thereafter to two persons for their joint lives. On the death of either payee, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.



We may limit the election of a payment plan to one that results in payments of at least $20.



From time to time we may establish payment plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other payment plans, with provisions and rates we publish for those plans.



AMOUNT OF ANNUITY PAYMENTS We will determine the amount of the first annuity payment on the basis of the particular payment plan you select, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age and sex. (A Contract with annuity payment rates that are not based on sex is also available. See "Special Contract for Employers", p. 12.) Variable annuity payments after the first will vary from month to month to reflect the fluctuating value of the Annuity Units credited to your Contract. Annuity Units represent the interest of the Contract in each Division of the Account after annuity payments begin.



ASSUMED INVESTMENT RATE The variable annuity rate tables for the Contracts are based upon an Assumed Investment Rate of 3 1/2%. Variable annuity rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law.



The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actuarial value of the future payments as of the date when payments begin, though it does affect the actual amount which may be received by an individual Annuitant.



Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular payment plan, the amount of annuity payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of annuity payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of annuity payments would decrease.



A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.



ADDITIONAL INFORMATION



TRANSFERS BETWEEN DIVISIONS AND PAYMENT PLANS You may change the allocation of purchase payments among the Divisions and transfer values from one Division to another both before and after annuity payments begin. In order to take full advantage of these features, you should carefully consider, on a continuing basis, which Division or apportionment is best suited to your long-term investment needs.



You may at any time change the allocation of purchase payments among the Divisions by written notice to us. Purchase payments we receive at our Home Office on and after the date on which we receive notice will be applied to provide Accumulation Units in one or more Divisions on the basis of the new allocation.



Before the effective date of a payment plan you may, upon written request, transfer Accumulation Units from one Division to another. After the effective date of a payment plan the payee may transfer Annuity Units from one Division to another. We will adjust the number of Accumulation or Annuity Units to be credited to reflect the respective value of the Accumulation and Annuity Units in each of the Divisions. For Accumulation Units the minimum amount which may be transferred is the lesser of $100 or the entire value of the Accumulation Units in the Division from which the transfer is being made. For each transfer beginning with the thirteenth in any Contract year, we may deduct a transfer fee of $25 from the amount transferred. We currently make no charge for transfers.



If you contemplate the transfer of funds from one Division to another, you should consider the risk inherent in a switch from one investment medium to another. In general, frequent transfers based on short-term expectations for the stock and bond markets, especially transfers of large sums, will tend to accentuate the danger that a transfer will be made at an inopportune time.



You may transfer amounts which you have invested on a fixed basis to any Division of the Account, and you may transfer the value of Accumulation Units in any Division of the Account to the Guaranteed Interest Fund for investment on a fixed basis, subject to the restrictions described in the Contract. See "The Guaranteed Interest Fund", p. 14.



After the effective date of a payment plan which does not involve a life contingency (i.e., Plan 1) a payee may transfer to either form of life annuity at no charge. We will apply the value of the remaining payments to the new plan selected. We will determine the amount of the first annuity payment under the new plan on the basis of the particular plan selected, the annuity payment rate and the Annuitant's adjusted age and sex. Subsequent payments will vary to reflect changes in the value of the Annuity Units credited.



We permit other transfers between payment plans subject to such limitations as we may reasonably determine. Generally, however, we do not permit transfer from a payment plan involving a life contingency to a payment plan which does not involve the same life contingency. You may make transfers from the Money Market Division at any time while a payment plan is in force. The Contracts provide that transfers between the other Divisions and transfers between payment plans may be made after the payment plan has been in force for at least 90 days and thereafter whenever at least 90 days have elapsed since the date of the last transfer. At present we permit transfers at any time but we reserve the right to change this practice in the future. We will make the transfer as of the close of business on the valuation date coincident with or next following the date on which we receive the request for transfer at our Home Office, or at a later date if you request.



OWNERS OF THE CONTRACTS The Owner of the Contract has the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides. The Owner is ordinarily the Annuitant, but may be an employer or other entity. The Annuitant is the person upon whose life the Contract is issued and Contract benefits depend. Following the death of the Annuitant any remaining Contract benefits are payable to a beneficiary or contingent beneficiary named in the Contract. In this prospectus, "you" means the Owner or a prospective purchaser of the Contract.



SPECIAL CONTRACT FOR EMPLOYERS The annuity payment rates for payment plans which involve a life contingency (i.e., Plans 2 and 3) are based, in part, on the sex of the Annuitant. For certain situations where the Contracts are to be used in connection with an employer sponsored benefit plan or arrangement, federal law, and the laws of certain states, may require that purchase payments and annuity payment rates be determined without regard to sex. A special Contract is available for this purpose. You are urged to review any questions in this area with qualified counsel.



DISABILITY PROVISION A Contract may include, as an optional benefit, a provision under which we will continue to pay purchase payments during the total disability of the Annuitant. Each Contract containing this provision specifies the additional cost of such benefit.



DEFERMENT OF BENEFIT PAYMENTS We reserve the right to defer determination of the withdrawal value of the Contracts, or the payment of benefits under a variable payment plan, until after the end of any period during which the right to redeem shares of either of the mutual funds is suspended, or payment of the redemption value is postponed, pursuant to the provisions of the Investment Company Act of 1940 because: (a) the New York Stock Exchange is closed, except for holidays or weekends; (b) the Securities and Exchange Commission has determined that trading on the New York Stock Exchange is restricted; (c) the Securities and Exchange Commission permits suspension or postponement and so orders; (d) an emergency exists, as defined by the Securities and Exchange Commission, so that valuation of the assets of the funds or disposal of securities they hold is not reasonably practical; or (e) such suspension or postponement is otherwise permitted by the Act.



DIVIDENDS The Contracts share in our divisible surplus, except while payments are being made under a variable payment plan. Our divisible surplus is determined annually for the following year. State law requires that we distribute the surplus equitably among participating contracts. Distributions of divisible surplus are commonly referred to as "dividends".



We are paying dividends on approximately 18% of our inforce variable annuity contracts in 1999. Dividends are not guaranteed to be paid in future years. The dividend amount is volatile since it is based on the average variable Contract value which is defined as the value of the Accumulation units on the last Contract anniversary adjusted to reflect any transactions since that date which increased or decreased the Contract's interest in the Account.



Dividends on variable annuities arise principally as a result of more favorable expense experience than that which we assumed in determining deductions. Such favorable experience is generated primarily by older and/or larger Contracts, which have a mortality rate and expense risk charge of at least 0.75%. In general, we are not paying dividends on Contracts with an average variable Contract value of less than $30,000, and about 75% of those with a value above $30,000 will receive dividends. The expected dividend payout for 1999 represents about 0.39% of the average variable Contract value for those Contracts that will receive dividends. The maximum dividend we are paying on a specific contract is about 0.70%.



We pay any dividend for a Contract on the anniversary date of that Contract. We apply the dividend as a net purchase payment unless you elect to have the dividend paid in cash. In the case of a Contract purchased as an individual retirement annuity pursuant to Section 408(b) of the Internal Revenue Code, dividends cannot be paid in cash but must be applied as net purchase payments under the Contract.



VOTING RIGHTS As long as the Account continues to be registered as a unit investment trust under the Investment Company Act of 1940, and Account assets are invested in shares of the Portfolio or the Funds, we will vote the shares held in the Account in accordance with instructions we receive from the Owners of Accumulation Units or payees receiving payments under variable payment plans. Each Owner or payee will receive periodic reports relating to both of the mutual funds, proxy material and a form with which to give instructions with respect to the proportion of shares of each Portfolio or Fund held in the Account corresponding to the Accumulation Units credited to his Contract, or the number of shares of each Portfolio or Fund held in the Account representing the actuarial liability under the variable annuity payment plan, as the case may be. The number of shares will increase from year to year as additional purchase payments are paid by the Contract Owner; after a variable annuity payment plan is in effect the number of shares will decrease from year to year as the remaining actuarial liability declines. We will vote shares for which no instructions have been received in the same proportion as the shares as for which instructions have been received.



SUBSTITUTION AND CHANGE We may take any of the following actions, so long as we comply with all of the requirements of the securities and insurance laws that may apply. A vote of Contract owners, or of those who have an interest in one or more of the Divisions of the Account, may be required. Approval by the Securities and Exchange Commission or another regulatory authority may be required. In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.



1. We may invest the assets of a Division in securities of another mutual fund or another issuer, instead of the Portfolio or Fund in which you have invested, as a substitute for the shares you already have or as the securities to be purchased in the future.



2. We may operate the Account or a Division as a mutual fund itself, instead of investing its assets in a mutual fund, if our Board of Trustees decides that this would be in the best interest of our Contract owners.



3. We may deregister the Account under the Investment Company Act of 1940 if registration is no longer required.



4. We may change the provisions of the Contracts to comply with federal or state laws that apply, including changes to comply with federal tax laws in order to assure that your Contract qualifies for tax benefits relating to retirement annuity or variable annuity contracts.



FIXED ANNUITY PAYMENT PLANS We will also pay Contract benefits under fixed annuity payment plans which are not described in this Prospectus. If you select a fixed annuity, we will cancel the Accumulation Units credited to your Deferred Contract, we will transfer the withdrawal value of the Contract to our general account, and you will no longer have any interest in the Account. We may make a withdrawal charge in determining the withdrawal value. (See "Withdrawal Amount", p. 10, and "Withdrawal Charge", p. 18.)



PERFORMANCE DATA We may publish advertisements containing performance data for the Divisions of the Account from time to time. These performance data may include both standardized and non-standardized total return figures, although standardized figures will always accompany non-standardized figures.



Standardized performance data will consist of quarterly return quotations, which will always include quotations for recent periods of one, five and ten years or, if less, the entire life of a Division. These quotations will be the average annual rates of return based on a $1,000 initial purchase payment for a Back Load Contract, or the minimum $10,000 initial purchase payment for a Front Load Contract. The standardized performance data will reflect all applicable charges, including the initial sales load of 4% for the Front Load Contract and the withdrawal charge that would apply assuming surrender of the Back Load Contract at the end of the period.



Non-standardized performance data may not reflect the 4% sales load for the Front Load Contract and may assume that the Back Load Contract remains in force at the end of the period. These data may also not reflect the annual Contract fee of $30, since the impact of the fee varies by Contract size. The non-standardized data may also be for other time periods.



We will base all of the performance data on actual historical investment results for the Portfolios or Funds, including all expenses they bear. The data are not intended to indicate future performance. We may construct some of the data hypothetically to reflect expense factors for the Contracts we currently offer.



We have included additional information about the performance data in the Statement of Additional Information.



FINANCIAL STATEMENTS Financial statements of the Account and financial statements of Northwestern Mutual Life appear in the Statement of Additional Information.

THE GUARANTEED INTEREST FUND



You may direct all or part of your purchase payments to the Guaranteed Interest Fund for investment on a fixed basis. You may transfer amounts previously invested in the Account Divisions to the Guaranteed Interest Fund, prior to the maturity date, and you may transfer amounts in the Guaranteed Interest Fund to the Account Divisions. In each case, these transfers are subject to the restrictions described in the Contract.



Amounts you invest in the Guaranteed Interest Fund become part of our general assets. In reliance on certain exemptive and exclusionary provisions, we have not registered interests in the Guaranteed Interest Fund under the Securities Act of 1933 and we have not registered the Guaranteed Interest Fund as an investment company under the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Fund nor any interests therein are generally subject to these Acts. We have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Fund. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.



Amounts you invest in the Guaranteed Interest Fund earn interest at rates we declare from time to time. We will guarantee the interest rate for each amount for at least one year. The interest rate will be at an annual effective rate of at least 3%. At the expiration of the period for which we guarantee the interest rate, a new interest rate may apply. We credit interest and compound it daily. We determine the effective date for a transaction involving the Guaranteed Interest Fund in the same manner as the effective date for a transaction involving a Division of the Account.



Investments in the Guaranteed Interest Fund are subject to a maximum limit of $1,000,000 ($250,000 in New York) without our prior consent. To the extent that a purchase payment or transfer from a Division of the Account causes the Contract's interest in the Guaranteed Interest Fund to exceed this maximum limit, we will place the amount of the excess in the Money Market Division and it will remain there until you instruct us otherwise.



Transfers from the Guaranteed Interest Fund to the Account Divisions are subject to limits. After a transfer from the Guaranteed Interest Fund, we will allow no further transfers from the Guaranteed Interest Fund for a period of 365 days; in addition, we will allow no further transfers back into the Guaranteed Interest Fund for a period of 90 days. The maximum amount that you may transfer from the Guaranteed Interest Fund in one transfer is the greater of (1) 25% of the amount that you had invested in the Guaranteed Interest Fund as of the last Contract anniversary preceding the transfer and (2) the amount of your most recent transfer from the Guaranteed Interest Fund. But in no event will this maximum transfer amount be less than $1,000 or more than $50,000. (The $50,000 limit does not apply in New York.)



The deduction for mortality rate and expense risks, as described below, is not assessed against amounts in the Guaranteed Interest Fund, and amounts in the Guaranteed Interest Fund do not bear any expenses of either of the mutual funds. Other charges under the Contracts apply for amounts in the Guaranteed Interest Fund as they are described in this prospectus for amounts you invest on a variable basis. See "Deductions", p. 17. For purposes of allocating and deducting the annual Contract fee, we consider any investment in the Guaranteed Interest Fund as though it were an investment of the same amount in one of the Account Divisions.



FEDERAL INCOME TAXES



QUALIFIED AND NONTAX-QUALIFIED PLANS



We offer the Contracts for use under the tax-qualified plans (i.e., contributions are generally not taxable) identified below:



1. Individual retirement annuities pursuant to the provisions of Section 408 of the Code, including a traditional IRA established under Section 408(b), simplified employee pensions established under Section 408(j) and (k) and SIMPLE IRAs established under Section 408(p).



2.       Roth IRAs pursuant to the provisions of Section 408A of the Code.



3. Tax-deferred annuities pursuant to the provisions of Section 403(b) of the Code for employees of public school systems and tax-exempt organizations described in Section 501(c)(3).



4. Deferred compensation plans established pursuant to Section 457 of the Code for employees of state and local governments and tax-exempt organizations.



5. Nontransferable annuity contracts issued in exchange for fixed dollar annuities previously issued by Northwestern Mutual Life or other insurance companies or as distributions of termination benefits from tax-qualified pension or profit-sharing plans or trusts or annuity purchase plans.



We also offer the Contracts for use in non tax-qualified situations (i.e., contributions are taxable).



CONTRIBUTION LIMITATIONS AND GENERAL
REQUIREMENTS APPLICABLE TO CONTRACTS



Traditional IRA If an individual has earned income, the individual and the individual's spouse are each permitted to make a maximum contribution of $2,000 to an IRA or IRAs for their benefit for each taxable year. The $2,000 limit is reduced by contributions to any Roth IRAs of the Owner. Contributions cannot be made after age 70 1/2. Annual contributions are generally deductible unless the Owner or the Owner's spouse is an "active participant" in a plan in another qualified plan during the taxable year. If the Owner is an "active participant" in a plan, the deduction for 1999 phases out at an adjusted gross income ("AGI") of between $31,000 - $41,000 (indexed through 2005) for single filers and between $51,000 - $61,000 (indexed through 2007) for married individuals filing jointly. If the Owner is not an "active participant" in a plan but the Owner's spouse is, the Owner's deduction phases out at an AGI of between $150,000 - $160,000.



The Owner may also make tax free rollover and direct transfer contributions to an IRA from the Owner's other IRAs or contracts purchased under tax qualified plans. The surviving spouse can also roll over the deceased Owner's IRA, tax deferred annuity or qualified plan to the spouse's own IRA.



An IRA is nonforfeitable and generally cannot be transferred.



SEP An employer can make a maximum contribution to a SEP for an eligible employee of the lesser of 15% of the employee's compensation (generally up to $160,000 for 1999) or $30,000. SEP contributions are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings thereon are not includible in the employee's gross income until distributed. The Contracts are nonforfeitable and nontransferable.



SIMPLE IRA A SIMPLE IRA can be established by an employer for any calendar year in which the employer has no more than 100 employees who each earned at least $5,000 during the preceding calendar year and the employer does not maintain another employer sponsored retirement plan. An eligible employee can elect to contribute up to $6,000 (indexed) per year to a SIMPLE IRA and the employer must contribute either a matching contribution of up to 3% of the employee's compensation or a nonelective contribution of 2% of the employee's compensation (up to $160,000) for each employee. Contributions and earnings thereon are not includible in the employee's gross income until distributed. SIMPLE IRAs are exempt from the nondiscrimination, top-heavy and reporting rules applicable to qualified plans. The Contracts are nonforfeitable and nontransferable.



ROTH IRA If an individual has earned income, the individual and the individual's spouse are each permitted to make a maximum contribution of $2,000 to a Roth IRA or IRAs for their benefit for each taxable year. The $2,000 limit is reduced by contributions to any traditional IRAs of the Owner. The maximum contribution is phased out at an adjusted gross income ("AGI") of between $95,000 and $110,000 for single filers, between $150,000 and $160,000 for married individuals filing jointly and between $0 and $10,000 for married individuals filing separately. Regular contributions to a Roth IRA are not deductible.



An IRA, SEP or SIMPLE IRA (after two years of participation in a SIMPLE IRA plan) may be rolled over or converted to a Roth IRA if the Owner has an AGI of $100,000 or less for the year (not including the rollover amount) and is not married filing a separate tax return. A rollover to a Roth IRA is fully taxable (although the tax on rollovers made in 1998 could have been prorated over the four year period following the rollover). IRA rollovers are not subject to a 10% premature withdrawal penalty.



TAX DEFERRED ANNUITY Section 403(b) tax deferred annuities can be established for employees of Section 501(c)(3) tax exempt organizations and public educational organizations. An eligible employee can make salary reduction contributions to a tax deferred annuity subject to the employee's "exclusion allowance" as defined by the Code and an overall limit under Section 415 of the Code. Elective deferrals for all of the Owner's tax deferred annuity contracts are limited to $10,000 per year (indexed) with catch-up contributions permitted in certain circumstances. Contributions and earnings thereon are not included in the employee's gross income until distributed. Tax deferred annuities are nonforfeitable and nontransferable and distributions of salary reduction contributions and earning thereon (except those held as of December 31, 1988) cannot be withdrawn prior to age 59 1/2 except on account of termination of service, death, disability or hardship (contributions only).



The employer can also make contributions to a tax deferred annuity subject to the same rules that apply to qualified plans, including the minimum coverage, nondiscrimination and spousal consent requirements.
ERISA disclosure rules also apply.



SECTION 457 PLAN A Section 457 deferred compensation plan can be established by a state or local government or tax-exempt organization. Contracts must be owned by a trust for the exclusive benefit of the employees and the employees' beneficiaries in a governmental plan and by the employer (subject to claims of the employer's general creditors) in a plan of a tax-exempt organization. An employee can defer the lesser of 33 1/3% of compensation or $8,000 per year under the plan. Amounts deferred and earnings thereon are not includible in the employee's gross income until they are paid or made available to the employee or the employee's beneficiary.



NONTRANSFERABLE ANNUITY Nontransferable annuity contracts are contracts held in a tax-qualified plan or trust and transferred to the employee on the employee's separation from service or the termination of the plan. These Contracts cannot accept additional purchase payments and must comply with the spousal consent requirements.



NONTAX-QUALIFIED CONTRACT There are no limitations on who can purchase a nontax-qualified annuity or the amount that can be contributed to the Contract. Contributions to nontax-qualified Contracts are not deductible. For the Contract to qualify as a nontax- qualified annuity, the Contract death proceeds must be distributed to any nonspouse beneficiary either within five years of the Owner's death or as substantially periodic payments over the beneficiary's life or life expectancy commencing within one year of the Owner's death. The surviving spouse is entitled to continue deferral under the Contract.



TAXATION OF CONTRACT BENEFITS



For Contracts held by individuals, no tax is payable as a result of any increase in the value of a Contract. Except for qualified distributions from Roth IRAs, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the Code.



IRAS, SEPS, SIMPLE IRAS, TDAS AND SECTION 457 PLANS AND NONTRANSFERABLE ANNUITIES As a general rule, benefits received as annuity payments or upon death or withdrawal from these contracts will be taxable as ordinary income when received.



Where nondeductible contributions are made to individual retirement annuities and other tax-qualified plans, the Owner may exclude from income that portion of each benefit payment which represents a return of the Owner's "investment in the contract" as defined in Section 72 until the entire "investment in the contract" is recovered. Benefits paid in a form other than an annuity will be taxed as ordinary income when received except for that portion of the payment which represents a return of the employee's "investment in the contract." After the Owner attains age 70 1/2, a 50% penalty may be imposed on payments made from individual retirement annuities, tax-deferred annuities, nontransferable annuity Contracts and Section 457 deferred compensation plans to the extent the payments are less than certain required minimum amounts. With certain limited exceptions, including hardship withdrawals from tax-deferred annuities, benefits from individual retirement annuities, tax-deferred annuities and nontransferable annuity Contracts are subject to the tax-free roll-over provisions of the Code. However, rollovers of SIMPLE IRAs to individual retirement arrangements within 2 years after the Owner first participates in the SIMPLE IRA plan are fully taxable.



A loan transaction, using a Contract purchased under a tax-qualified plan as collateral, will generally have adverse tax consequences. For example, such a transaction destroys the tax status of the individual retirement annuity and results in taxable income equal to the Contract value.



ROTH IRAS Qualified distributions from a Roth IRA are not taxable. A qualified distribution is a distribution (1) made at least 5 years after the issuance of the Owner's first Roth IRA, and (2) made after the Owner has attained age 59 1/2, made to a beneficiary after the Owner's death, attributable to the Owner being disabled, or used to pay acquisition expenses of a qualified first time home purchase. A nonqualified distribution is taxable as ordinary income only to the extent it exceeds the "investment in the contract" as defined in Section 72. Distributions are not required to be made from a Roth IRA before the Owner's death.



A withdrawal from a Roth IRA of part or all of an IRA rollover contribution within 5 years of the rollover is subject to a 10% premature withdrawal penalty (unless an exception applies). In addition, if part or all of an IRA rollover made in 1998 is withdrawn before 1/1/2001, any taxes on the rollover deferred by proration may be accelerated. Rollover contributions are treated as withdrawn after regular contributions for this purpose.



A regular or conversion contribution to a Roth IRA can be recharacterized to an IRA in a trustee-to-trustee transfer provided the transfer includes the net income or loss allocable to the contribution and is completed by the due date for filing the Owner's federal income tax return for the year the contribution was made. The recharacterized amount will be treated for tax purposes as originally made from the IRA. Recharacterized amounts can be reconverted to a Roth IRA once each calendar year. Benefits from a Roth IRA can be rolled over or transferred directed only to another Roth IRA.



NONQUALIFIED CONTRACTS Benefits received as annuity payments from nontax-qualified Contracts will be taxable as ordinary income to the extent they exceed that portion of each payment which represents a return of the "investment in the contract" as defined in Section 72 until the entire "investment in the contract" is recovered. Benefits received in a lump sum from these Contracts will be taxable as ordinary income to the extent they exceed the "investment in the contract." A partial withdrawal or collateral assignment prior to the Maturity Date will result in the receipt of gross income by the Owner to the extent that the amounts withdrawn or assigned do not exceed the excess (if any) of the total value of Accumulation Units over total purchase payments paid under the Contract less any amounts previously withdrawn or assigned. Thus, any investment gains reflected in the Contract values are considered to be withdrawn first and are taxable as ordinary income. For Contracts issued after October 21, 1988, investment gains will be determined by aggregating all nontax-qualified deferred Contracts we issue to the Owner during the same calendar year.



A special rule applies to certain nonqualified Contracts not held by individuals, such as Contracts purchased by corporate employers in connection with deferred compensation plans. With respect to purchase payments paid after February 28, 1986, these Contracts will not be taxed as annuity Contracts and increases in the value of the Contracts will be taxable in the year earned.



PREMATURE WITHDRAWALS A penalty tax will apply to premature payments of Contract benefits. A penalty tax of 10% of the amount of the payment which is includible in income will be imposed on non-exempt withdrawals under individual retirement annuities, Roth IRAs, tax deferred annuities, nontransferable annuity Contracts and nonqualified deferred annuities. The penalty tax increases to 25% for non-exempt withdrawals from SIMPLE IRAs within 2 years after the Owner first participates in the SIMPLE IRA plan. Payments which are exempt from the penalty tax include payments upon disability, after age 59-1/2 and for certain substantially equal periodic payments for life. Additional exceptions for certain large medical expenses, reimbursement of health insurance premiums paid while the Owner was unemployed, qualified education expenses and first time home purchases apply to IRAs and Roth IRAs.



MANDATORY WITHHOLDING Benefit payments from tax-deferred annuities and nontransferable annuity contracts will be subject to mandatory 20% withholding unless (1) the payments from the tax-deferred annuities are rolled over directly to another tax-deferred annuity or an individual retirement arrangement, or the payments from the nontransferable annuity contracts are rolled over directly to another nontransferable annuity contract, a tax-qualified plan or an individual retirement arrangement, (2) they are paid in substantially equal installments over the life or life expectancy of the employee (or of the employee and the employee's beneficiary) or over a period of 10 years or more, or (3) they are "required minimum distributions."



TAXATION OF NORTHWESTERN MUTUAL LIFE



We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Account. We are currently making no charge. (See
"Net Investment Factor", p. 9 and "Deductions", p. 17.)



OTHER CONSIDERATIONS



You should understand that the tax rules for annuities and qualified plans are complex and cannot be readily summarized. The foregoing discussion does not address special rules applicable in many situations, rules governing Contracts issued or purchase payments made in past years, current legislative proposals or state or other law. We do not intend this discussion as tax advice. Before you purchase a Contract, we advise you to consult qualified tax counsel.



DEDUCTIONS



We will make the following deductions:



1. SALES LOAD. For the Front Load Contract we deduct a sales load from all purchase payments we receive. We base the deduction on cumulative purchase payments we have received and the rates in the table below:




CUMULATIVE PURCHASE PAYMENTS
PAID UNDER THE CONTRACT                                           RATE
-----------------------------                                    ------
First $100,000.....................................................4.0%
Next $400,000......................................................2.0%
Next $500,000......................................................1.0%
Balance over $1,000,000............................................0.5%



2. DEDUCTIONS FOR MORTALITY RATE AND EXPENSE RISKS. The net investment factor (see "Net Investment Factor", p. 9) we use in determining the value of Accumulation and Annuity Units reflects a deduction on each valuation date for mortality rate and expense risks we have assumed. For the Front Load Contract, the deduction from Accumulation Units is at a current annual rate of 0.4% of the assets of the Account, while the deduction from Annuity Units is zero. For the Back Load Contract the deduction is at a current annual rate of 1.25% of the assets of the Account. Our Board of Trustees may increase or decrease the deduction, but in no event may the deduction exceed an annual rate of

 .75% for the Front Load Contract and 1.50% for the Back Load Contract. This deduction is the only expense item paid by the Account to date. The mutual funds pay expenses which are described in the attached prospectuses for the mutual funds.



The risks we assume are (a) the risk that annuity payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected, and (b) the risk that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts. We assume these risks for the duration of the Contract.



The net investment factor also reflects the deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the mutual funds as described under "Substitution and Change", p. 13, and any applicable taxes, i.e., any tax liability we have paid or reserved for resulting from the maintenance or operation of a Division of the Account, other than applicable premium taxes which we may deduct directly from considerations. We do not presently anticipate that we will make any deduction for federal income taxes (see "Federal Income Taxes", p. 14), nor do we anticipate that maintenance or operation of the Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Account or to deduct any such tax liability in the computation of the net investment factor for such Contracts.



3. CONTRACT FEE. On each Contract anniversary prior to the maturity date we make a deduction of $30 for administrative expenses relating to a Deferred Contract during the prior year. We make the charge by reducing the number of Accumulation Units credited to the Contract. For purposes of allocating and deducting the annual Contract fee, we consider any investment in the Guaranteed Interest Fund as though it were an investment of the same amount in one of the Account Divisions. We cannot increase this charge. The charge is intended only to reimburse us for our actual administrative expenses. We currently are waiving the charge if the Contract value on the Contract anniversary is $50,000 or more.



4. WITHDRAWAL CHARGE. For the Back Load Contract if you withdraw Accumulation Units for cash, we will deduct a withdrawal charge for sales expenses. We will base the withdrawal charge on the Amount Categories and the Rates in the table below. We base the amount in each Category on cumulative purchase payments you have made and on the number of Contract anniversaries that have occurred since you made each purchase payment.




AMOUNT CATEGORY                                                  RATE
-----------------                                               -------

Eight.............................................................8%
Seven.............................................................7%
Six...............................................................6%
Five..............................................................5%
Four..............................................................4%
Three.............................................................3%
Two...............................................................2%
One...............................................................1%
Zero..............................................................0%





The first $100,000 of total purchase payments paid over the life of the Contract start out in Category Eight, the next $400,000 start out in Category Four, the next $500,000 start out in Category Two, and all additional purchase payments paid start out in Category One. As of each Contract anniversary, we move any amount in a Category to the next lower Category until the Contract anniversary on which that amount reaches Category Zero. The total withdrawal charge will be the sum of all the results calculated by multiplying the amount in each Category by the Rate for that Category. The amounts we use to calculate the withdrawal charge will be limited to the value of the Contract benefits that are subject to the withdrawal charge. The amounts we use will be taken from those Categories that produce the lowest withdrawal charge. However, any amounts we use to determine the charge for a partial withdrawal will not be used to determine subsequent withdrawal charges. There is no withdrawal charge on the value of Accumulation Units withdrawn in excess of the total purchase payments you have paid under the Contract; but in the case of a partial withdrawal, we consider the purchase payments paid under the Contract to be withdrawn first, except for amounts eligible for the withdrawal charge free amount described in the next paragraph.



The withdrawal charge free amount is available on a Contract if the Contract value is at least $10,000 on the Contract anniversary preceding a withdrawal. For each Contract year, the withdrawal charge free amount is equal to the lesser of 10% of the Contract value on the last Contract anniversary, and the amount by which the Contract value exceeds cumulative purchase payments as of the date of the withdrawal. We will take eligible amounts withdrawn meeting these requirements first from the portion of the Contract value that exceeds cumulative purchase payments. We will base the withdrawal charge for any amounts not included in the withdrawal charge free amount first on the purchase payments that have been paid.



We will make no withdrawal charge when you select a variable payment plan. However, we will make the withdrawal charge if you make a withdrawal, or partial withdrawal, within five years after the beginning of a variable payment plan which is not contingent on the payee's life (Plan 1). For fixed payment plans the Contract provides for deduction of the withdrawal charge when the payment plan is selected. By current administrative practice, we will waive the withdrawal charge upon selection of a fixed payment plan for a certain period of 12 years or more (Plan 1) or any fixed payment plan which involves a life contingency (Plans 2 or 3) if you select the payment plan after the Contract has been in force for at least one full year.



The amount of withdrawal charges we collect from the Back Load Contracts as a group will depend on the volume and timing of withdrawal transactions. We are unable to determine in advance whether this amount will be greater or less than the sales expenses we incur in connection with those Contracts, but based on the information presently available we believe it is more likely than not that the sales expenses we incur will be greater than the withdrawal charges we receive. We bear this risk for the duration of the Contracts. We will pay any excess of sales expenses over withdrawal charges from our general assets. These assets may include proceeds from the charge for annuity rate and expense risks described above.



5. PREMIUM TAXES. The Contracts provide for the deduction of applicable premium taxes, if any, from purchase payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes presently range from 0% to 3.5% of total purchase payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contracts. As a matter of current practice, we do not deduct premium taxes from purchase payments received under the Contracts or from Contract benefits. However, we reserve the right to deduct premium taxes in the future.



CONTRACTS ISSUED PRIOR TO MARCH 31, 1995 For Contracts issued prior to March 31, 1995 and after December 16, 1981 there is no front-end sales load but there is a surrender charge of 8% on the first $25,000 of considerations, 4% on the next $75,000 and 2% on considerations in excess of $100,000, based on total cumulative considerations paid under the Contract. The surrender charge applicable for each consideration reduces by 1% on each Contract anniversary. A surrender charge free corridor is available on the same basis described above for the current Contracts. The charge for mortality and expense risks for those Contracts is 1.25% of the assets of the Account. The annual Contract fee is the lesser of $30 or 1% of the Contract value.



CONTRACTS ISSUED PRIOR TO DECEMBER 17, 1981 For Contracts issued prior to December 17, 1981 there is no surrender charge, but considerations are subject to a deduction for sales expenses. The deduction is 8% on the first $5,000 received during a single Contract year as defined in the Contract, 4% on the next $20,000, 2% on the next $75,000 and 1% on the excess over $100,000. The charge for mortality rate and expense risks for those Contracts is .75% of the assets of the Account, which we may raise to a maximum annual rate of 1%. There is no annual Contract fee.



CERTAIN NONTAX-QUALIFIED CONTRACTS For nontax-qualified Contracts issued after December 16, 1981 and prior to May 1, 1983 considerations paid under the Contract are subject to a deduction of 3% on the first $25,000 of considerations, 2% on the next $75,000 and 1% on amounts in excess of $100,000, based on total cumulative considerations paid under the Contract. The charge for annuity rate and expense risks for these Contracts is .75% of the assets of the Account, which we may raise to a maximum annual rate of 1%.



REDUCED CHARGES FOR EXCHANGE TRANSACTIONS As a matter of current practice, we permit owners of fixed dollar annuities we have previously issued to exchange those contracts for Front Load or Back Load Contracts without paying a second charge for sales expenses. This rule is subject to a number of exceptions and qualifications we may change or withdraw at any time.



In general, we make a $25 administrative charge on these exchange transactions and we permit only one such transaction in any 12-month period. Transactions on this basis are subject to a limit of 20% of the amount held under the fixed annuity Contract in any 12-month period, but we are presently waiving this limit.



Amounts exchanged from a fixed contract which provides for a surrender charge are not charged for sales expenses when the exchange is effected. We place these amounts in the same withdrawal charge category under the new Back Load Contract as they were before.



We place exchange proceeds from fixed contracts which have no surrender charge provisions in the 0% withdrawal charge category. As an alternative, exchange proceeds from such a fixed contract may be added to a Front Load Contract or to a Deferred Contract issued prior to December 17, 1981 without any deduction for sales expenses.



Fixed annuity contracts (which are not described in this prospectus) are available in exchange for the Contracts on a comparable basis.

DISTRIBUTION OF THE CONTRACTS



We sell the Contracts through individuals who, in addition to being licensed insurance agents of Northwestern Mutual Life, are registered representatives of Northwestern Mutual Investment Services, LLC, our wholly-owned subsidiary. Northwestern Mutual Investment Services, LLC is a registered broker-dealer under the Securities Exchange Act of 1934, and a member of the National Association of Securities Dealers. Where state law requires, these agents will also be licensed securities salesmen. Commissions paid to the agents on sales of the Contracts will not exceed 4% of purchase payments.



YEAR 2000 ISSUES



Since early 1996, we have been preparing for the computer requirements associated with the approaching turn of the century. We completed assessment of our internal systems in 1996. As of the date of this prospectus, the necessary system changes are substantially complete. System testing is in process and we expect testing of all critical systems to be completed during the first six months of 1999.



The work on these computer systems extends to software packages we purchase from vendors. In addition, we have been communicating formally with our business partners to identify and assess potential exposure that could result from their failure to address these computer issues on a timely basis. Each of our departments has prepared a contingency plan.



We and our business partners bear all of the costs of identifying and resolving the computer systems issues associated with the year 2000. These costs will have no effect on the performance of the Account. The Contracts permit us to increase the charges for our expense risks up to the guaranteed maximum rates. However, we do not expect our costs for year 2000 compliance to have any significant effect on the benefits or values provided by the Contracts.



We believe that our computer systems will be ready for the year 2000 well in advance of the deadline. By their nature, however, the issues in this area carry the risk of unforeseen problems, both at Northwestern Mutual Life and at all the other sites where supporting functions and interaction take place. There can be no assurance that these problems will not have a material adverse impact on the operations of Northwestern Mutual Life and the Account.

            TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION





                                                                                                 PAGE
                                                                                                ------
DISTRIBUTION OF THE
  CONTRACTS.......................................................................................B-2
DETERMINATION OF ANNUITY
  PAYMENTS........................................................................................B-2
    Amount of Annuity Payments ...................................................................B-2
    Annuity Unit Value............................................................................B-3
    Illustrations of Variable Annuity
      Payments....................................................................................B-3
VALUATION OF ASSETS OF THE
  ACCOUNT.........................................................................................B-4
TRANSFERABILITY RESTRICTIONS .....................................................................B-4
PERFORMANCE DATA..................................................................................B-4
EXPERTS...........................................................................................B-6

FINANCIAL STATEMENTS OF THE ACCOUNT (for the two years ended
December 31, 1998)................................................................................B-7
REPORT OF INDEPENDENT
  ACCOUNTANTS (for the two years ended
    December 31, 1998)...........................................................................B-13
FINANCIAL STATEMENTS OF
  NORTHWESTERN MUTUAL LIFE (for
  the three years ended December
   31, 1998).....................................................................................B-14
REPORT OF INDEPENDENT
  ACCOUNTANTS (for the three years
   ended December 31, 1998)......................................................................B-27




This Prospectus sets forth concisely the information about NML Variable Annuity Account B that a prospective investor ought to know before investing. Additional information about Account B has been filed with the Securities and Exchange Commission in a Statement of Additional Information which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from The Northwestern Mutual Life Insurance Company. To receive a copy, return the request form to the address listed below, or telephone (414) 271-1444.




TO:  The Northwestern Mutual Life Insurance Company




     Annuity and Accumulation Products Marketing Department
     Room E12J
     720 East
     Wisconsin Avenue Milwaukee, WI 53202



     Please send a Statement of Additional Information for NML Variable Annuity Account B to:

Name
    --------------------------------------------------------------------------

Address
       -----------------------------------------------------------------------

------------------------------------------------------------------------------

City                                               State            Zip
    -----------------------------------------------     ------------    -------

More information about Northwestern Mutual Series Fund, Inc. is included in the Fund's Statement of Additional Information (SAI), incorporated by reference in this prospectus, which is available free of charge.



More information about the Fund's investments is included in the Fund's annual and semi-annual reports, which discuss the market conditions and investment strategies that significantly affected each Portfolio's performance during the previous fiscal period.



To request a free copy of the Fund's SAI, or current annual or semi-annual report, call us at 1-800-519-4665. Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information about the Fund are available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.




N O R T H W E S T E R N  M U T U A L  L I F E



Variable Annuity Contracts
         Nontax-Qualified Annuities       Individual Retirement Annuities
         Roth IRAs                        Simplified Employee Pension Plan IRAs
         SIMPLE IRAs                      Tax-Deferred Annuities
         457 Deferred Compensation Plan Annuities

NML Variable Annuity Account B

Northwestern Mutual Series Fund, Inc.

Russell Insurance Funds


P    R    O    S    P    E    C    T    U    S


Investment Company Act File Nos. 811-3990 and 811-5371

Northwestern
Mutual Life(R)

PO Box 3095
Milwaukee  WI  53201-3095

Change Service Requested



60826

                       STATEMENT OF ADDITIONAL INFORMATION



                           VARIABLE ANNUITY CONTRACTS
          (for Individual Retirement Annuities, Tax-Deferred Annuities
                            and Non-Qualified Plans)



                         NML VARIABLE ANNUITY ACCOUNT B
                                (the "Account"),
                        a separate investment account of
                 The Northwestern Mutual Life Insurance Company
                          ("Northwestern Mutual Life")


--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the prospectus for the Contracts. A copy of the prospectus may be obtained from The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, telephone number
(414) 271-1444.



--------------------------------------------------------------------------------


     The Date of the Prospectus to which this Statement of Additional Information Relates is April 30, 1999.



     The Date of this Statement of Additional Information is April 30, 1999.

                          DISTRIBUTION OF THE CONTRACTS



     The Contracts are offered on a continuous basis exclusively through individuals who, in addition to being life insurance agents of Northwestern Mutual Life, are registered representatives of Northwestern Mutual Investment Services, LLC ("NMIS").



     NMIS may be considered the underwriter of the Contracts for purposes of the federal securities laws. The following amounts of commissions were paid on sales of the Contracts during each of the last three years:




                  YEAR                AMOUNT
                 ------              --------
                  1998              $20,405,686
                  1997              $15,326,743
                  1996              $14,128,993




                        DETERMINATION OF ANNUITY PAYMENTS



     The following discussion of the method for determining the amount of monthly annuity payments under a variable payment plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: "Variable Payment Plans", p. 10, including "Description of Payment Plans", p. 10, "Amount of Annuity Payments", p. 10, and "Assumed Investment Rate", p. 11; "Dividends",
p. 12; "Net Investment Factor", p. 9; and "Deductions", p. 14.



     AMOUNT OF ANNUITY PAYMENTS The amount of the first annuity payment under a variable Payment Plan will be determined on the basis of the particular Payment Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age and sex. The amount of the first payment is the sum of the payments from each Division of the Account determined by applying the appropriate annuity payment rate to the product of the number of Accumulation Units in the Division on the effective date of the Payment Plan and the Accumulation Unit value for the Division on that date. Annuity rates currently in use are based on the 1983 a Table with Projection Scale G and age adjustment.



     Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. After the effective date of a Payment Plan a Contract will not share in the divisible surplus of Northwestern Mutual Life.



     The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Payment Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.



     The amount of each variable annuity payment after the first is the sum of payments from each Division determined by multiplying this fixed number of Annuity Units each month by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

     ANNUITY UNIT VALUE The value of an Annuity Unit for each Division was established at $1.00 as of the date operations began for that Division. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the deduction for mortality rate and expense risks assumed by Northwestern Mutual Life.



     The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to neutralize the Assumed Investment Rate used in calculating the annuity rate tables.



     ILLUSTRATIONS OF VARIABLE ANNUITY PAYMENTS To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate for a male, adjusted age 65, who has elected a life annuity Payment Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus).




     (1)      Assumed number of Accumulation Units in
              Balanced Division on maturity date........................... 25,000

     (2)      Assumed Value of an Accumulation Unit in
              Balanced Division at maturity................................ $2.000000

     (3)      Cash Value of Contract at maturity, (1) X (2) ............... $50,000

     (4)      Assumed applicable monthly payment rate per
              $1,000 from annuity rate table............................... $5.44

     (5)      Amount of first payment from Balanced Division,
              (3) X (4) divided by $1,000.................................. $272.00

     (6)      Assumed Value of Annuity Unit in
              Balanced Division at maturity................................ $1.500000

     (7)      Number of Annuity Units credited in
              Balanced Division, (5) divided by (6)........................ 181.33




The $50,000 value at maturity provides a first payment from the Balanced Division of $272.00, and payments thereafter of the varying dollar value of
181.33 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 181.33 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be
181.33 multiplied by $1.501000, or $272.18.



     However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 181.33 X $1.499000, or $271.81.



     For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each

Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.



                       VALUATION OF ASSETS OF THE ACCOUNT



     The value of Portfolio or Fund shares held in each Division of the Account at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Portfolio or Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual Life.



                          TRANSFERABILITY RESTRICTIONS



     Ownership of a Contract purchased as a tax-deferred annuity pursuant to
Section 403(b) of the Internal Revenue Code of 1954, as amended (the "Code") cannot be changed and the Contract cannot be sold, assigned or pledged as collateral for a loan, or for any other purpose, to any person other than Northwestern Mutual Life. Similar restrictions are applicable to Contracts purchased in exchange transactions by persons who have received fixed dollar policies as distributions of termination benefits from tax-qualified corporate or HR-10 plans or trusts. Ownership of a Contract purchased as an individual retirement annuity pursuant to Section 408(b) of the Code cannot be transferred except in limited circumstances involving divorce.



                                PERFORMANCE DATA



     Standardized performance data in advertisements will show the average annual total return for each Division of the Account, according to the following formula prescribed by the Securities and Exchange Commission:



                        P(1 + T) to the power of n = ERV




                            Where:




                  P     =   a hypothetical initial payment of $1000
                  T     =   average annual total return
                  n     =   number of years
                  ERV   =   ending redeemable value of a hypothetical
                            $1000 payment made at the beginning of the
                            1, 5 or 10 year periods at the end of the 1,
                            5, or 10 year periods (or fractional portion
                            thereof)




Average annual total return is the annual compounded rate of return that would have produced the ending surrender value under a Contract if the owner had invested in a specified Division over the stated period and investment performance had remained constant throughout the period. The calculation assumes a single $1,000 purchase payment made at the beginning of the period and surrender of the Contract at the end of the period. It reflects a deduction for all Account, Fund and Contract level charges, including the 4% initial sales load for the Front Load Contract and the withdrawal charge for the Back Load Contract. The $30 annual Contract fee is reflected as .2% of the assets for the Back Load Contract based on an average Contract size of $15,000. The $30 annual Contract fee is not reflected in the Front Load Contract based on an average Contract size of $55,000. For the Front Load Contract the data will assume a minimum initial purchase payment of $10,000 and the amounts will be divided by 10 to conform the presentation to the $1,000 purchase payment assumption required by the prescribed formula.



     The following table shows the standardized average annual total return data for each Division of the Account for the period ended December 31, 1998:

                               FRONT LOAD CONTRACT




DIVISION                                  1-YEAR               5-YEAR              10-YEAR         INCEPTION*
-------------------------------------------------------------------------------------------------------------
Aggressive Growth Stock                    2.84                 14.77                 NA             18.46
International Equity                       0.22                  8.93                 NA             12.05
Growth Stock                              21.14                   NA                  NA             21.61
Growth and Income Stock                   17.74                   NA                  NA             20.45
Index 500 Stock                           23.08                 22.43                 NA             19.56
Balanced                                  13.67                 14.27                12.30             NA
High Yield Bond                           -6.15                   NA                  NA              9.76
Select Bond                                2.38                  5.68                 8.20             NA
Money Market                               0.81                  3.94                 4.63             NA
-------------------------------------------------------------------------------------------------------------



                               BACK LOAD CONTRACT




DIVISION                                  1-YEAR               5-YEAR              10-YEAR         INCEPTION*
-------------------------------------------------------------------------------------------------------------
Aggressive Growth Stock                   -0.99                 14.15                 NA             17.83
International Equity                      -3.69                  8.25                 NA             11.40
Growth Stock                              17.87                  NA                   NA             21.01
Growth and Income Stock                   14.37                  NA                   NA             19.84
Index 500 Stock                           19.87                 21.88                 NA             18.92
Balanced                                  10.17                 13.65               11.59              NA
High Yield Bond                          -10.25                  NA                   NA              8.98
Select Bond                               -1.47                  4.95                7.51              NA
Money Market                              -3.09                  3.17                3.96              NA
-------------------------------------------------------------------------------------------------------------



* INDEX 500 STOCK AND AGGRESSIVE GROWTH STOCK DIVISIONS BEGAN DECEMBER 1990; INTERNATIONAL EQUITY DIVISION BEGAN APRIL 1993; GROWTH STOCK, GROWTH AND INCOME STOCK AND HIGH YIELD BOND DIVISIONS BEGAN MAY 1994.



     Non-standardized performance data are calculated on the same basis as the standardized total return data, except that the 4% initial sales load for the Front Load Contract is not reflected and it is assumed that the Back Load Contract remains in force at the end of the period. The annual Contract fee of $30 is also not reflected.



     The following table shows the non-standardized average annual total return data for each Division of the Account for the period ended December 31, 1998:



                               FRONT LOAD CONTRACT




DIVISION                                  1-YEAR               5-YEAR              10-YEAR         INCEPTION*
-------------------------------------------------------------------------------------------------------------
Aggressive Growth Stock                    7.12                 15.71                 NA            19.06
International Equity                       4.40                  9.83                 NA            12.86
Growth Stock                              26.18                  NA                   NA            22.68
Growth and Income Stock                   22.64                  NA                   NA            21.51
Index 500 Stock                           28.21                 23.43                 NA            20.17
Balanced                                  18.40                 15.21               12.76             NA
High Yield Bond                           -2.24                  NA                   NA            10.73
Select Bond                                6.64                  6.55                8.64             NA
Money Market                               5.01                  4.79                5.06             NA
-------------------------------------------------------------------------------------------------------------

                               BACK LOAD CONTRACT




DIVISION                                  1-YEAR               5-YEAR              10-YEAR         INCEPTION*
-------------------------------------------------------------------------------------------------------------
Aggressive Growth Stock                    6.22                 14.73                 NA             18.06
International Equity                       3.52                  8.90                 NA             11.91
Growth Stock                              25.12                  NA                   NA             21.64
Growth and Income Stock                   21.61                  NA                   NA             20.48
Index 500 Stock                           27.13                 22.39                 NA             19.16
Balanced                                  17.40                 14.24               11.81              NA
High Yield Bond                           -3.06                  NA                   NA              9.79
Select Bond                                5.74                  5.65                7.73              NA
Money Market                               4.12                  3.91                4.17              NA
------------------------------------------------------------------------------------------------------------



* INDEX 500 STOCK AND AGGRESSIVE GROWTH STOCK DIVISIONS BEGAN DECEMBER 1990; INTERNATIONAL EQUITY DIVISION BEGAN APRIL 1993; GROWTH STOCK, GROWTH AND INCOME STOCK AND HIGH YIELD BOND DIVISIONS BEGAN MAY 1994.



     Advertisements with performance data may compare the average annualized total return figures for one or more of the Divisions to (1) the Standard & Poor's 500 Composite Stock Price Index, Wilshire Index, 1750 Index, EAFE Index, Merrill Lynch Domestic Master Index, Lehman Brothers High Yield Intermediate Market Index or other indices measuring performance of a relevant group of securities; (2) other variable annuity separate account tracked by Lipper Analytical Services or other ratings services; or (3) the Consumer Price Index.



                                    EXPERTS

     The financial statements of the Account as of December 31, 1998 and for each of the two years in the period ended December 31, 1998 and of Northwestern Mutual Life as of December 31, 1998 and 1997 and for each of the three years in the period ended December 31, 1998 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP provides audit services for the Account. The address of PricewaterhouseCoopers LLP is 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202.

ACCOUNT B FINANCIAL STATEMENTS
NML VARIABLE ANNUITY ACCOUNT B
Financial Statements
DECEMBER 31, 1998
STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

ASSETS
  Investments at Market Value:
    Northwestern Mutual Series Fund, Inc.
      Aggressive Growth Stock
       236,145 shares (cost $565,515).............  $   818,007
      International Equity
       291,261 shares (cost $408,731).............      488,444
      Growth Stock
       133,789 shares (cost $210,399).............      300,624
      Growth and Income Stock
       260,808 shares (cost $348,055).............      423,552
      Index 500 Stock
       356,667 shares (cost $645,769).............    1,173,076
      Balanced
       1,180,836 shares (cost $1,687,263).........    2,626,180
      High Yield Bond
       145,498 shares (cost $159,267).............      136,186
      Select Bond
       191,043 shares (cost $226,720).............      238,613
      Money Market
       205,636 shares (cost $205,636).............      205,636   $ 6,410,318
                                                    -----------

Due from Sale of Fund Shares....................................        2,508
Due from Northwestern Mutual Life Insurance Company.............        2,063
                                                                  -----------
Total Assets....................................................  $ 6,414,889
                                                                  -----------
                                                                  -----------
LIABILITIES
  Due to Participants...........................................  $     8,709
  Due to Northwestern Mutual Life Insurance Company.............        2,508
  Due on Purchase of Fund Shares................................        2,021
                                                                  -----------
      Total Liabilities.........................................       13,238
                                                                  -----------
EQUITY (NOTE 8)
  Contracts Issued Prior to December 17, 1981...................       91,339
  Contracts Issued After December 16, 1981 and Prior to March
   31, 1995.....................................................    4,318,647
  Contracts Issued On or After March 31, 1995:
  Front Load Version............................................      599,836
  Back Load Version.............................................    1,391,829
                                                                  -----------
      Total Equity..............................................    6,401,651
                                                                  -----------
      Total Liabilities and Equity..............................  $ 6,414,889
                                                                  -----------
                                                                  -----------

    The Accompanying Notes are an Integral Part of the Financial Statements

ACCOUNT B FINANCIAL STATEMENTS
NML VARIABLE ANNUITY ACCOUNT B
Statements of Operations and Changes in Equity
(IN THOUSANDS)

                                                                      AGGRESSIVE GROWTH             INTERNATIONAL EQUITY
                                          COMBINED                     STOCK DIVISION                     DIVISION
                                -----------------------------   -----------------------------   -----------------------------
                                 YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                    1998            1997            1998            1997            1998            1997
                                -------------   -------------   -------------   -------------   -------------   -------------
INVESTMENT INCOME
Dividend Income...............   $  279,975      $  273,279       $ 29,446        $ 42,923        $ 29,263        $ 15,386
Annuity Rate and Expense
  Guarantees..................       67,916          53,021          9,236           8,086           6,000           5,358
                                -------------   -------------   -------------   -------------   -------------   -------------
Net Investment Income.........      212,059         220,258         20,210          34,837          23,263          10,028
                                -------------   -------------   -------------   -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
  Realized Gain on
    Investments...............       88,924          39,663         27,122          12,892          17,380           4,228
  Unrealized Appreciation
    (Depreciation) of
    Investments During the
    Period....................      521,055         527,607            650          39,283         (24,915)         30,048
                                -------------   -------------   -------------   -------------   -------------   -------------
  Net Gain (Loss) on
    Investments...............      609,979         567,270         27,772          52,175          (7,535)         34,276
                                -------------   -------------   -------------   -------------   -------------   -------------
  Increase in Equity Derived
    from Investment
    Activity..................      822,038         787,528         47,982          87,012          15,728          44,304
                                -------------   -------------   -------------   -------------   -------------   -------------
EQUITY TRANSACTIONS
  Contract Owners' Net
    Deposits..................      804,374         677,589         94,566          99,971          60,272          74,713
  Annuity Payments............      (11,449)         (8,151)          (737)           (540)           (559)           (462)
  Surrenders and Other
    (net).....................     (370,626)       (227,384)       (55,445)        (31,527)        (33,875)        (17,649)
  Transfers from Other
    Divisions or Sponsor......      812,385         508,492         57,046          68,100          56,567          53,618
  Transfers to Other Divisions
    or Sponsor................     (825,382)       (519,749)      (113,076)        (92,620)       (102,582)        (46,867)
                                -------------   -------------   -------------   -------------   -------------   -------------
Increase in Equity Derived
  from Equity Transactions....      409,302         430,797        (17,646)         43,384         (20,177)         63,353
                                -------------   -------------   -------------   -------------   -------------   -------------
Net Increase (Decrease) in
  Equity......................    1,231,340       1,218,325         30,336         130,396          (4,449)        107,657
EQUITY
  Beginning of Year...........    5,170,311       3,951,986        786,882         656,486         492,432         384,775
                                -------------   -------------   -------------   -------------   -------------   -------------
  End of Year.................   $6,401,651      $5,170,311       $817,218        $786,882        $487,983        $492,432
                                -------------   -------------   -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------   -------------   -------------

    The Accompanying Notes are an Integral Part of the Financial Statements

NML VARIABLE ANNUITY ACCOUNT B
Statements of Operations and Changes in Equity
(IN THOUSANDS)

                                                                       GROWTH & INCOME                    INDEX 500
                                    GROWTH STOCK DIVISION              STOCK DIVISION                  STOCK DIVISION
                                -----------------------------   -----------------------------   -----------------------------
                                 YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                    1998            1997            1998            1997            1998            1997
                                -------------   -------------   -------------   -------------   -------------   -------------
INVESTMENT INCOME
Dividend Income...............    $  4,848        $  7,990        $  3,489        $ 61,425       $   32,261       $ 21,296
Annuity Rate and Expense
  Guarantees..................       2,665           1,459           4,034           2,356           11,266          7,413
                                -------------   -------------   -------------   -------------   -------------   -------------
Net Investment Income
  (Loss)......................       2,183           6,531            (545)         59,069           20,995         13,883
                                -------------   -------------   -------------   -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
  Realized Gain on
    Investments...............       1,471             694           2,454             731           15,353          3,597
  Unrealized Appreciation
    (Depreciation) of
    Investments During the
    Period....................      49,578          26,626          67,034          (8,963)         198,764        158,395
                                -------------   -------------   -------------   -------------   -------------   -------------
  Net Gain (Loss) on
    Investments...............      51,049          27,320          69,488          (8,232)         214,117        161,992
                                -------------   -------------   -------------   -------------   -------------   -------------
  Increase in Equity Derived
    from Investment
    Activity..................      53,232          33,851          68,943          50,837          235,112        175,875
                                -------------   -------------   -------------   -------------   -------------   -------------
EQUITY TRANSACTIONS
  Contract Owners' Net
    Deposits..................      54,754          35,700          73,068          55,118          152,424        115,401
  Annuity Payments............        (268)           (151)           (642)           (386)          (1,910)        (1,292)
  Surrenders and Other
    (net).....................     (12,505)         (4,686)        (19,173)         (7,534)         (53,430)       (28,174)
  Transfers from Other
    Divisions or Sponsor......      56,084          30,593          63,150          55,360          154,924         88,834
  Transfers to Other Divisions
    or Sponsor................     (28,461)        (14,624)        (46,768)        (21,037)        (115,601)       (57,501)
                                -------------   -------------   -------------   -------------   -------------   -------------
Increase in Equity Derived
  from Equity Transactions....      69,604          46,832          69,635          81,521          136,407        117,268
                                -------------   -------------   -------------   -------------   -------------   -------------
Net Increase (Decrease) in
  Equity......................     122,836          80,683         138,578         132,358          371,519        293,143
EQUITY
  Beginning of Year...........     177,410          96,727         284,747         152,389          799,451        506,308
                                -------------   -------------   -------------   -------------   -------------   -------------
  End of Year.................    $300,246        $177,410        $423,325        $284,747       $1,170,970       $799,451
                                -------------   -------------   -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------   -------------   -------------

    The Accompanying Notes are an Integral Part of the Financial Statements

NML VARIABLE ANNUITY ACCOUNT B
Statements of Operations and Changes in Equity
(IN THOUSANDS)

                                      BALANCED DIVISION           HIGH YIELD BOND DIVISION          SELECT BOND DIVISION
                                -----------------------------   -----------------------------   -----------------------------
                                 YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                    1998            1997            1998            1997            1998            1997
                                -------------   -------------   -------------   -------------   -------------   -------------
INVESTMENT INCOME
Dividend Income...............   $  143,628      $   91,116       $ 13,983        $ 15,911        $ 14,579        $ 10,248
Annuity Rate and Expense
  Guarantees..................       29,061          24,287          1,408             752           2,437           1,923
                                -------------   -------------   -------------   -------------   -------------   -------------
Net Investment Income
  (Loss)......................      114,567          66,829         12,575          15,159          12,142           8,325
                                -------------   -------------   -------------   -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
  Realized Gain on
    Investments...............       24,370          16,178             87             147             687           1,196
  Unrealized Appreciation
    (Depreciation) of
    Investments During the
    Period....................      248,726         283,731        (18,317)         (5,691)           (465)          4,178
                                -------------   -------------   -------------   -------------   -------------   -------------
  Net Gain (Loss) on
    Investments...............      273,096         299,909        (18,230)         (5,544)            222           5,374
                                -------------   -------------   -------------   -------------   -------------   -------------
  Increase in Equity Derived
    from Investment
    Activity..................      387,663         366,738         (5,655)          9,615          12,364          13,699
                                -------------   -------------   -------------   -------------   -------------   -------------
EQUITY TRANSACTIONS
  Contract Owners' Net
    Deposits..................      220,919         162,927         40,941          27,421          33,881          26,099
  Annuity Payments............       (6,278)         (4,545)          (301)           (159)           (570)           (457)
  Surrenders and Other
    (net).....................     (153,449)       (105,615)        (8,012)         (2,481)        (13,382)        (10,101)
  Transfers from Other
    Divisions or Sponsor......      103,591          60,446         39,779          29,165          50,470          22,652
  Transfers to Other Divisions
    or Sponsor................     (133,506)        (98,388)       (31,044)         (9,307)        (36,471)        (23,258)
                                -------------   -------------   -------------   -------------   -------------   -------------
Increase in Equity Derived
  from Equity Transactions....       31,277          14,825         41,363          44,639          33,928          14,935
                                -------------   -------------   -------------   -------------   -------------   -------------
Net Increase (Decrease) in
  Equity......................      418,940         381,563         35,708          54,254          46,292          28,634
EQUITY
  Beginning of Year...........    2,202,757       1,821,194        100,661          46,407         191,965         163,331
                                -------------   -------------   -------------   -------------   -------------   -------------
  End of Year.................   $2,621,697      $2,202,757       $136,369        $100,661        $238,257        $191,965
                                -------------   -------------   -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------   -------------   -------------


                                    MONEY MARKET DIVISION
                                -----------------------------

                                 YEAR ENDED      YEAR ENDED
                                DECEMBER 31,    DECEMBER 31,
                                    1998            1997
                                -------------   -------------
INVESTMENT INCOME
Dividend Income...............    $  8,478        $  6,984
Annuity Rate and Expense
  Guarantees..................       1,809           1,387
                                -------------   -------------
Net Investment Income
  (Loss)......................       6,669           5,597
                                -------------   -------------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
  Realized Gain on
    Investments...............          --              --
  Unrealized Appreciation
    (Depreciation) of
    Investments During the
    Period....................          --              --
                                -------------   -------------
  Net Gain (Loss) on
    Investments...............          --              --
                                -------------   -------------
  Increase in Equity Derived
    from Investment
    Activity..................       6,669           5,597
                                -------------   -------------
EQUITY TRANSACTIONS
  Contract Owners' Net
    Deposits..................      73,549          80,239
  Annuity Payments............        (184)           (159)
  Surrenders and Other
    (net).....................     (21,355)        (19,617)
  Transfers from Other
    Divisions or Sponsor......     230,774          99,724
  Transfers to Other Divisions
    or Sponsor................    (217,873)       (156,147)
                                -------------   -------------
Increase in Equity Derived
  from Equity Transactions....      64,911           4,040
                                -------------   -------------
Net Increase (Decrease) in
  Equity......................      71,580           9,637
EQUITY
  Beginning of Year...........     134,006         124,369
                                -------------   -------------
  End of Year.................    $205,586        $134,006
                                -------------   -------------
                                -------------   -------------

    The Accompanying Notes are an Integral Part of the Financial Statements

NOTES TO FINANCIAL STATEMENTS
NML VARIABLE ANNUITY ACCOUNT B
Notes to Financial Statements
DECEMBER 31, 1998

NOTE 1 -- NML Variable Annuity Account B (the "Account") is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual" or "Sponsor") used to fund variable annuity contracts ("contracts") for tax-deferred annuities, individual retirement annuities and non-qualified plans. Beginning March 31, 1995, two versions of the contract are offered: Front Load contracts with a sales charge up to 4% of purchase payments and Back Load contracts with a withdrawal charge of 0-8%.

NOTE 2 -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Principal accounting policies are summarized below.

NOTE 3 -- All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc. (the "Fund"). The shares are valued at the Fund's offering and redemption price per share.

The Fund is an open-end investment company registered under the Investment Company Act of 1940.

NOTE 4 -- Annuity reserves are based on published annuity tables with age adjustment and benefit payments which reflect actual investment experience. For variable payment plans issued prior to January 1, 1974, annuity reserves are based on the 1955 American Annuity Table with assumed interest rates of 3% or 5%. For variable payment plans issued on or after January 1, 1974 and before January 1, 1985, annuity reserves are based on the 1971 Individual Annuity Table with assumed interest rates of 3 1/2% or 5%. For variable payment plans issued on or after January 1, 1985, annuity reserves are based on the 1983 Table a with assumed interest rates of 3 1/2% or 5%.

NOTE 5 -- Dividend income from the Fund is recorded on the record date of the dividends. Transactions in Fund shares are accounted for on the trade date. The basis for determining cost on sale of Fund shares is identified cost. Purchases and sales of Fund shares for the year ended December 31, 1998 by each Division are shown below:

                                        PURCHASES       SALES
                                      -------------  ------------
Aggressive Growth Division..........  $  52,886,651  $ 49,961,563
International Equity Division.......     56,140,710    53,062,162
Growth Stock Division...............     74,993,862     3,109,497
Growth & Income Stock
Division............................     78,595,199     9,143,672
Index 500 Stock Division............    181,353,026    22,684,529
Balanced Division...................    220,059,260    73,056,429
High Yield Bond Division............     63,971,868     9,992,629
Select Bond Division................     56,781,795    10,814,747
Money Market Division...............    133,792,656    62,264,377

NOTE 6 -- A deduction for annuity rate and expense guarantees is determined daily and paid to Northwestern Mutual as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued on or after March 31, 1995, for the Front Load version and the Back Load version, the deduction for annuity rate and expense guarantees is determined daily at annual rates of 4/10 of 1% and 1 1/4%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed 3/4 of 1% and 1 1/2% annual rate, respectively.

For contracts issued after December 16, 1981 and prior to March 31, 1995, the deduction is at an annual rate of 1 1/4% of the net assets of each Division attributable to these contracts. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 1 1/2% annual rate.

For contracts issued prior to December 17, 1981, the deduction is at an annual rate of 3/4 of 1% of the net assets of each Division attributable to these contracts. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 1% annual rate.

Since 1995, Northwestern Mutual has paid a dividend to certain contracts. The dividend is re-invested in the Account and has been reflected as a Contract Owners' Net Deposit in the accompanying financial statements.

NOTE 7 -- Northwestern Mutual is taxed as a "life insurance company" under the Internal Revenue Code and the operations of the Account form a part of and are taxed with those of Northwestern Mutual. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

NML VARIABLE ANNUITY ACCOUNT B
Notes to Financial Statements
(IN THOUSANDS)
DECEMBER 31, 1998

NOTE 8 -- Equity Values by Division are shown below:

                                                                                                CONTRACTS ISSUED:
                                                     CONTRACTS ISSUED:                     AFTER DECEMBER 16, 1981 AND
                                                 PRIOR TO DECEMBER 17, 1981                  PRIOR TO MARCH 31, 1995
                                          ----------------------------------------  -----------------------------------------
                                           ACCUMULATION       UNITS                  ACCUMULATION       UNITS
DIVISION                                    UNIT VALUE     OUTSTANDING    EQUITY      UNIT VALUE     OUTSTANDING     EQUITY
----------------------------------------  --------------  -------------  ---------  --------------  -------------  ----------
Aggressive Growth Stock.................   $   3.979925         1,033    $   4,111   $   3.822308       142,251    $  543,726
International Equity....................       1.947470         1,521        2,962       1.893030       169,478       320,826
Growth Stock............................       2.549324           335          854       2.490522        55,526       138,288
Growth and Income.......................       2.437983           433        1,056       2.381813        87,082       207,413
Index 500 Stock.........................       4.288648        10,167       43,603       4.119000       163,099       671,803
Balanced................................       7.408002         3,072       22,761       6.804809       303,184     2,063,107
High Yield Bond.........................       1.582307           139          220       1.545816        32,974        50,972
Select Bond.............................       7.793891           958        7,457       7.157135        19,458       139,262
Money Market............................       2.652467         1,060        2,812       2.436196        46,757       113,910
                                                                         ---------                                 ----------
  Equity................................                                    85,836                                  4,249,307
  Annuity Reserves......................                                     5,503                                     69,340
                                                                         ---------                                 ----------
  Total Equity..........................                                 $  91,339                                 $4,318,647
                                                                         ---------                                 ----------
                                                                         ---------                                 ----------

                                                     CONTRACTS ISSUED:                          CONTRACTS ISSUED:
                                                 ON OR AFTER MARCH 31, 1995                ON OR AFTER MARCH 31, 1995
                                                     FRONT LOAD VERSION                         BACK LOAD VERSION
                                          ----------------------------------------  -----------------------------------------
                                           ACCUMULATION       UNITS                  ACCUMULATION       UNITS
DIVISION                                    UNIT VALUE     OUTSTANDING    EQUITY      UNIT VALUE     OUTSTANDING     EQUITY
----------------------------------------  --------------  -------------  ---------  --------------  -------------  ----------
Aggressive Growth Stock.................   $   1.858751        38,301       71,192   $   3.822308        50,241    $  192,036
International Equity....................       1.604722        30,706       49,274       1.893030        58,015       109,824
Growth Stock............................       2.375383        20,436       48,543       2.490522        43,931       109,412
Growth and Income Stock.................       2.270962        28,665       65,098       2.381813        60,019       142,954
Index 500 Stock.........................       2.597374        49,368      128,227       4.119000        74,933       308,651
Balanced................................       1.912247        72,292      138,241       6.804809        50,001       340,250
High Yield Bond.........................       1.495835        19,796       29,612       1.545816        34,432        53,226
Select Bond.............................       1.350384        22,094       29,835       7.157135         8,005        57,295
Money Market............................       1.203067        27,166       32,682       2.436196        22,513        54,846
                                                                         ---------                                 ----------
  Equity................................                                   592,704                                  1,368,494
  Annuity Reserves......................                                     7,132                                     23,335
                                                                         ---------                                 ----------
  Total Equity..........................                                 $ 599,836                                 $1,391,829
                                                                         ---------                                 ----------
                                                                         ---------                                 ----------

ACCOUNTANTS' REPORT

                           [LOGO]

REPORT OF INDEPENDENT ACCOUNTANTS

To The Northwestern Mutual Life Insurance Company and
Contract Owners NML Variable Annuity Account B

In our opinion, the accompanying combined statement of assets and liabilities and the related combined and separate statements of operations and changes in equity present fairly, in all material respects, the financial position of NML Variable Annuity Account B and the Aggressive Growth Stock Division, International Equity Division, Growth Stock Division, Growth and Income Stock Division, Index 500 Stock Division, Balanced Division, High Yield Bond Division, Select Bond Division and the Money Market Division thereof at December 31, 1998, the results of each of their operations and the changes in each of their equity for each of the two years in the period ended December 31, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned at December 31, 1998 with Northwestern Mutual Series Fund, Inc., provide a reasonable basis for the opinion expressed above.

                        [SIG]

Milwaukee, Wisconsin
January 25, 1999

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENT OF FINANCIAL POSITION

(IN MILLIONS)

The following financial statements of Northwestern Mutual should be considered only as bearing upon the ability of Northwestern Mutual Life to meet its obligations under the Policies.

                                                        DECEMBER 31,
                                                    ---------------------
                                                      1998        1997
                                                    ---------   ---------
ASSETS
    Bonds.........................................  $  34,888   $  32,359
    Common and preferred stocks...................      6,576       6,524
    Mortgage loans................................     12,250      10,835
    Real estate...................................      1,481       1,372
    Policy loans..................................      7,580       7,163
    Other investments.............................      1,839       2,026
    Cash and temporary investments................      1,275         572
    Due and accrued investment income.............        827         795
    Other assets..................................      1,313       1,275
    Separate account assets.......................      9,966       8,160
                                                    ---------   ---------
        Total assets..............................  $  77,995   $  71,081
                                                    ---------   ---------
                                                    ---------   ---------
LIABILITIES AND SURPLUS
    Reserves for policy benefits..................  $  51,815   $  47,343
    Policy benefit and premium deposits...........      1,709       1,624
    Policyowner dividends payable.................      2,870       2,640
    Interest maintenance reserve..................        606         461
    Asset valuation reserve.......................      1,994       1,974
    Income taxes payable..........................      1,161       1,043
    Other liabilities.............................      3,133       3,735
    Separate account liabilities..................      9,966       8,160
                                                    ---------   ---------
        Total liabilities.........................     73,254      66,980
    Surplus.......................................      4,741       4,101
                                                    ---------   ---------
        Total liabilities and surplus.............  $  77,995   $  71,081
                                                    ---------   ---------
                                                    ---------   ---------

   The accompanying notes are an integral part of these financial statements.

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENT OF OPERATIONS

(IN MILLIONS)

                                                     FOR THE YEAR ENDED DECEMBER 31,
                                                    ---------------------------------
                                                      1998        1997        1996
                                                    ---------   ---------   ---------
REVENUE
    Premium income................................  $  8,021    $  7,294    $  6,667
    Net investment income.........................     4,536       4,171       3,836
    Other income..................................       922         861         759
                                                    ---------   ---------   ---------
        Total revenue.............................    13,479      12,326      11,262
                                                    ---------   ---------   ---------
BENEFITS AND EXPENSES
    Benefit payments to policyowners and
     beneficiaries................................     3,602       3,329       2,921
    Net additions to policy benefit reserves......     4,521       4,026       3,701
    Net transfers to separate accounts............       564         566         579
                                                    ---------   ---------   ---------
        Total benefits............................     8,687       7,921       7,201
    Operating expenses............................     1,297       1,138       1,043
                                                    ---------   ---------   ---------
        Total benefits and expenses...............     9,984       9,059       8,244
                                                    ---------   ---------   ---------
Gain from operations before dividends and taxes...     3,495       3,267       3,018
Policyowner dividends.............................     2,869       2,636       2,341
                                                    ---------   ---------   ---------
Gain from operations before taxes.................       626         631         677
Income tax expense................................       301         356         452
                                                    ---------   ---------   ---------
Net gain from operations..........................       325         275         225
Net realized capital gains........................       484         414         395
                                                    ---------   ---------   ---------
        Net income................................  $    809    $    689    $    620
                                                    ---------   ---------   ---------
                                                    ---------   ---------   ---------

   The accompanying notes are an integral part of these financial statements.

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENT OF CHANGES IN SURPLUS

(IN MILLIONS)

                                                      FOR THE YEAR ENDED DECEMBER 31,
                                                      -------------------------------
                                                       1998        1997        1996
                                                      -------     -------     -------
BEGINNING OF YEAR BALANCE.........................    $4,101      $3,515      $2,786
  Net income......................................       809         689         620
  Increase (decrease) in net unrealized gains.....      (147)        576         295
  Increase in investment reserves.................       (20)       (526)       (176)
  Other, net......................................        (2)       (153)        (10)
                                                      -------     -------     -------
  Net increase in surplus.........................       640         586         729
                                                      -------     -------     -------
END OF YEAR BALANCE...............................    $4,741      $4,101      $3,515
                                                      -------     -------     -------
                                                      -------     -------     -------

   The accompanying notes are an integral part of these financial statements.

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENT OF CASH FLOWS

(IN MILLIONS)

                                                       FOR THE YEAR ENDED DECEMBER 31,
                                                      ----------------------------------
                                                        1998         1997         1996
                                                      --------     --------     --------
CASH FLOWS FROM OPERATING ACTIVITIES
  Insurance and annuity premiums..................    $ 8,876      $ 8,093      $ 7,361
  Investment income received......................      4,216        3,928        3,634
  Disbursement of policy loans, net of
   repayments.....................................       (416)        (360)        (326)
  Benefits paid to policyowners and
   beneficiaries..................................     (3,572)      (3,316)      (2,912)
  Net transfers to separate accounts..............       (564)        (565)        (579)
  Policyowner dividends paid......................     (2,639)      (2,347)      (2,105)
  Operating expenses and taxes....................     (1,749)      (1,722)      (1,663)
  Other, net......................................        (83)         124          (59)
                                                      --------     --------     --------
    NET CASH PROVIDED BY OPERATING ACTIVITIES.....      4,069        3,835        3,351
                                                      --------     --------     --------
CASH FLOWS FROM INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD OR MATURED
    Bonds.........................................     28,720       38,284       31,942
    Common and preferred stocks...................     10,359        9,057        4,570
    Mortgage loans................................      1,737        1,012        1,253
    Real estate...................................        159          302          178
    Other investments.............................        768          398          316
                                                      --------     --------     --------
                                                       41,743       49,053       38,259
                                                      --------     --------     --------
  COST OF INVESTMENTS ACQUIRED
    Bonds.........................................     30,873       41,169       35,342
    Common and preferred stocks...................      9,642        9,848        4,463
    Mortgage loans................................      3,135        2,309        2,455
    Real estate...................................        268          202          125
    Other investments.............................        567          359          255
                                                      --------     --------     --------
                                                       44,485       53,887       42,640
                                                      --------     --------     --------
  NET INCREASE (DECREASE) IN SECURITIES LENDING
   AND OTHER......................................       (624)         440        1,617
                                                      --------     --------     --------
    NET CASH USED IN INVESTING ACTIVITIES.........     (3,366)      (4,394)      (2,764)
                                                      --------     --------     --------
NET INCREASE (DECREASE) IN CASH AND TEMPORARY
 INVESTMENTS......................................        703         (559)         587
CASH AND TEMPORARY INVESTMENTS, BEGINNING OF
 YEAR.............................................        572        1,131          544
                                                      --------     --------     --------
CASH AND TEMPORARY INVESTMENTS, END OF YEAR.......    $ 1,275      $   572      $ 1,131
                                                      --------     --------     --------
                                                      --------     --------     --------

   The accompanying notes are an integral part of these financial statements.

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 1998, 1997 AND 1996

1. PRINCIPAL ACCOUNTING POLICIES

The accompanying consolidated statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company ("Company") and its wholly-owned life insurance subsidiary, Northwestern Long Term Care Insurance Company ("Subsidiary"). The Company and its Subsidiary offer life, annuity, disability income and long term care products to the personal, business, estate and tax-qualified markets.

The consolidated financial statements have been prepared using accounting policies prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin ("statutory basis of accounting").

In 1998, the National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles, which will replace the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting. The NAIC is now considering amendments to the codification guidance that would also be effective upon its planned implementation effective January 1, 2001. It is expected that the Office of the Commissioner of Insurance of the State of Wisconsin ("OCI") will adopt the codification, but it is not known whether the OCI will make any changes to that guidance. The potential effect of the codification on the Company will depend upon the guidance adopted by the OCI.

Financial statements prepared on the statutory basis of accounting vary from financial statements prepared on the basis of Generally Accepted Accounting Principles ("GAAP") primarily because on a GAAP basis (1) policy acquisition costs are deferred and amortized, (2) investment valuations and insurance reserves are based on different assumptions, (3) funds received under deposit-type contracts are not reported as premium revenue, and (4) deferred taxes are provided for temporary differences between book and tax basis of certain assets and liabilities. The effects on the financial statements of the differences between the statutory basis of accounting and GAAP are material to the Company.

The preparation of financial statements in conformity with the statutory basis of accounting requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual future results could differ from these estimates.

INVESTMENTS

The Company's investments are valued on the following bases:

Bonds                           --   Amortized cost using the interest method; loan-backed and
                                     structured securities are amortized using estimated
                                     prepayment rates and, generally, the prospective adjustment method
Common and preferred stocks     --   Common stocks are carried at fair value, preferred stocks
                                     are generally carried at cost, and unconsolidated
                                     subsidiaries are recorded using the equity method
Mortgage loans                  --   Amortized cost
Real estate                     --   Lower of cost, less depreciation and encumbrances, or
                                     estimated net realizable value
Policy loans                    --   Unpaid principal balance, which approximates fair value
Other investments               --   Consists primarily of joint venture investments which are
                                     valued at equity in ventures' net assets
Cash and temporary investments  --   Amortized cost, which approximates fair value

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 1998, 1997 AND 1996

TEMPORARY INVESTMENTS

Temporary investments consist of debt securities that have maturities of one year or less at acquisition.

NET INVESTMENT INCOME

Net investment income includes interest and dividends received or due and accrued on debt securities and stocks, equity in unconsolidated subsidiaries' earnings and the Company's share of joint venture income. Net investment income is reduced by investment management expenses, real estate depreciation, depletion related to energy assets and costs associated with securities lending.

INTEREST MAINTENANCE RESERVE

The Company is required to maintain an interest maintenance reserve ("IMR"). The IMR is used to defer realized gains and losses, net of tax, on fixed income investments resulting from changes in interest rates. Net realized gains and losses deferred to the IMR are amortized into investment income over the approximate remaining term to maturity of the investment sold.

INVESTMENT RESERVES

The Company is required to maintain an asset valuation reserve ("AVR"). The AVR establishes a general reserve for invested asset valuation using a formula prescribed by state regulations. The AVR is designed to stabilize surplus against potential declines in the value of investments. In addition, the Company maintained a $200 million voluntary investment reserve at December 31, 1998 and 1997 to absorb potential investment losses exceeding those considered by the AVR formula. Increases or decreases in these investment reserves are recorded directly to surplus.

SEPARATE ACCOUNTS

Separate account assets and related policy liabilities represent the segregation of funds deposited by "variable" life insurance and annuity policyowners. Policyowners bear the investment performance risk associated with variable products. Separate account assets are invested at the direction of the policyowner in a variety of Company-managed mutual funds. Variable product policyowners also have the option to invest in a fixed interest rate annuity in the general account of the Company. Separate account assets are reported at fair value.

PREMIUM REVENUE AND OPERATING EXPENSES

Life insurance premiums are recognized as revenue at the beginning of each policy year. Annuity and disability income premiums are recognized when received by the Company. Operating expenses, including costs of acquiring new policies, are charged to operations as incurred.

OTHER INCOME

Other income includes considerations on supplementary contracts, ceded reinsurance expense allowances and miscellaneous policy charges.

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 1998, 1997 AND 1996

BENEFIT PAYMENTS TO POLICYOWNERS AND BENEFICIARIES

Benefit payments to policyowners and beneficiaries include death, surrender and disability benefits, matured endowments and supplementary contract payments.

RESERVES FOR POLICY BENEFITS

Reserves for policy benefits are determined using actuarial estimates based on mortality and morbidity experience tables and valuation interest rates prescribed by the Office of the Commissioner of Insurance of the State of Wisconsin. See Note 3.

POLICYOWNER DIVIDENDS

Almost all life insurance policies, and certain annuity and disability income policies, issued by the Company are participating. Annually, the Company's Board of Trustees approves dividends payable on participating policies in the following fiscal year, which are accrued and charged to operations when approved.

RECLASSIFICATION

Certain financial statement balances for 1997 and 1996 have been reclassified to conform to the current year presentation.

2. INVESTMENTS

DEBT SECURITIES

Debt securities consist of all bonds and fixed-maturity preferred stocks. The estimated fair values of debt securities are based upon quoted market prices, if available. For securities not actively traded, fair values are estimated using independent pricing services or internally developed pricing models. The Company records unrealized losses for debt securities considered impaired.

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 1998, 1997 AND 1996

Statement value, which principally represents amortized cost, and estimated fair value of the Company's debt securities at December 31, 1998 and 1997 were as follows:

                                                                RECONCILIATION TO ESTIMATED FAIR VALUE
                                                                ---------------------------------------
                                                                   GROSS          GROSS       ESTIMATED
                                                    STATEMENT    UNREALIZED     UNREALIZED      FAIR
DECEMBER 31, 1998                                     VALUE     APPRECIATION   DEPRECIATION     VALUE
--------------------------------------------------  ---------   ------------   ------------   ---------
                                                                       (IN MILLIONS)
US Government and political obligations...........  $ 3,904       $  461          $ (11)      $ 4,354
Mortgage-backed securities........................    7,357          280            (15)        7,622
Corporate and other debt securities...............   23,627        1,240           (382)       24,485
                                                    ---------   ------------     ------       ---------
                                                     34,888        1,981           (408)       36,461
Preferred stocks..................................      189            4             (1)          192
                                                    ---------   ------------     ------       ---------
Total.............................................  $35,077       $1,985          $(409)      $36,653
                                                    ---------   ------------     ------       ---------
                                                    ---------   ------------     ------       ---------


                                                                RECONCILIATION TO ESTIMATED FAIR VALUE
                                                                ---------------------------------------
                                                                   GROSS          GROSS       ESTIMATED
                                                    STATEMENT    UNREALIZED     UNREALIZED      FAIR
DECEMBER 31, 1997                                     VALUE     APPRECIATION   DEPRECIATION     VALUE
--------------------------------------------------  ---------   ------------   ------------   ---------
                                                                       (IN MILLIONS)
US Government and political obligations...........  $ 3,695       $  336          $  (3)      $ 4,028
Mortgage-backed securities........................    7,015          264             (4)        7,275
Corporate and other debt securities...............   21,649        1,098           (208)       22,539
                                                    ---------   ------------     ------       ---------
                                                     32,359        1,698           (215)       33,842
Preferred stocks..................................      167            4             (2)          169
                                                    ---------   ------------     ------       ---------
Total.............................................  $32,526       $1,702          $(217)      $34,011
                                                    ---------   ------------     ------       ---------
                                                    ---------   ------------     ------       ---------

The statement value of debt securities by contractual maturity at December 31, 1998 and 1997 is shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                    DECEMBER 31,   DECEMBER 31,
                                                        1998           1997
                                                    ------------   ------------
                                                           (IN MILLIONS)
Due in one year or less...........................    $   655        $   605
Due after one year through five years.............      5,031          4,878
Due after five years through ten years............     10,286          9,760
Due after ten years...............................     11,748         10,268
                                                    ------------   ------------
                                                       27,720         25,511
Mortgage-backed securities........................      7,357          7,015
                                                    ------------   ------------
                                                      $35,077        $32,526
                                                    ------------   ------------
                                                    ------------   ------------

STOCKS

The estimated fair values of common and perpetual preferred stocks are based upon quoted market prices, if available. For securities not actively traded, fair values are estimated using independent pricing services or internally developed pricing models.

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 1998, 1997 AND 1996

The adjusted cost of common and preferred stock held by the Company at December 31, 1998 and 1997 was $4.8 billion and $5.0 billion, respectively.

MORTGAGE LOANS AND REAL ESTATE

Mortgage loans are collateralized by properties located throughout the United States and Canada. The Company attempts to minimize mortgage loan investment risk by diversification of geographic locations and types of collateral properties.

The fair value of mortgage loans as of December 31, 1998 and 1997 was approximately $12.9 billion and $11.5 billion, respectively. The fair value of the mortgage loan portfolio is estimated by discounting the future estimated cash flows using current interest rates of debt securities with similar credit risk and maturities, or utilizing net realizable values.

At December 31, 1998 and 1997, real estate includes $61 million acquired through foreclosure at each date and $120 million and $124 million, respectively, of home office real estate. In 1998, 1997 and 1996, the Company recorded unrealized losses of $5 million, $2 million and $43 million, respectively, for the excess of statement value over fair value of certain real estate investments and mortgage loans.

REALIZED GAINS AND LOSSES

Realized investment gains and losses for the years ended December 31, 1998, 1997 and 1996 were as follows:

                                      FOR THE YEAR ENDED               FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                      DECEMBER 31, 1998                DECEMBER 31, 1997                DECEMBER 31, 1996
                                ------------------------------   ------------------------------   ------------------------------
                                                        NET                              NET                              NET
                                                      REALIZED                         REALIZED                         REALIZED
                                REALIZED   REALIZED    GAINS     REALIZED   REALIZED    GAINS     REALIZED   REALIZED    GAINS
                                 GAINS      LOSSES    (LOSSES)    GAINS      LOSSES    (LOSSES)    GAINS      LOSSES    (LOSSES)
                                --------   --------   --------   --------   --------   --------   --------   --------   --------
                                                                         (IN MILLIONS)
Bonds.........................  $   514     $ (231)    $  283    $   518     $ (269)    $ 249     $   396     $ (383)    $   13
Common and preferred stocks...      885       (240)       645        533       (150)      383         580       (115)       465
Mortgage loans................       18        (11)         7         14        (14)        -           2        (15)       (13)
Real estate...................       41          -         41        100         (2)       98          36          -         36
Other investments.............      330       (267)        63        338       (105)      233         204        (51)       153
                                --------   --------   --------   --------   --------   --------   --------   --------   --------
                                  1,788       (749)     1,039      1,503       (540)      963       1,218       (564)       654
                                --------   --------   --------   --------   --------   --------   --------   --------   --------
Less: Capital gains taxes.....                            358                             340                               224
Less: IMR deferrals...........                            197                             209                                35
                                                      --------                         --------                         --------
Net realized capital gains....                         $  484                           $ 414                            $  395
                                                      --------                         --------                         --------
                                                      --------                         --------                         --------

SECURITIES LENDING

The Company has entered into a securities lending agreement whereby certain securities are loaned to third parties, primarily major brokerage firms. The Company's policy requires a minimum of 102 percent of the fair value of the loaned securities as collateral, calculated on a daily basis in the form of either cash or securities. Collateral assets received and related liability due to counterparties of $1.5 billion are included in the consolidated

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 1998, 1997 AND 1996

statements of financial position for each of the periods ended at December 31, 1998 and 1997, and approximate the statement value of securities loaned at those dates.

INVESTMENT IN MGIC

The Company owns 11.0% (11.9 million shares) of the outstanding common stock of MGIC Investment Corporation ("MGIC"). This investment is accounted for using the equity method. At December 31, 1998 and 1997, the fair value of the Company's investment in MGIC exceeded the statement value of $180 million and $273 million, respectively, by $296 million and $768 million, respectively.

In July 1995, the Company entered into a forward contract with a brokerage firm to deliver 8.9 million to 10.7 million shares of MGIC (or cash in an amount equal to the market value of the MGIC shares at contract maturity) in August, 1998, in exchange for a fixed cash payment of $247 million ($24 per share). The Company's objective in entering into the forward contract was to hedge against depreciation in the value of its MGIC holdings during the contract period below the initial spot price of $24, while partially participating in appreciation, if any, during the forward contract's duration. In August 1998, the Company delivered 8.9 million shares to settle the forward contract. In conjunction with the settlement, the Company recorded a $114 million realized gain.

DERIVATIVE FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions to reduce its exposure to fluctuations in interest rates, foreign currency exchange rates and market volatility. These hedging strategies include the use of forwards, futures, options and swaps.

The Company held the following positions for hedging purposes at December 31, 1998 and 1997:

DERIVATIVE FINANCIAL INSTRUMENT                           NOTIONAL AMOUNTS
---------------------------------------------  ---------------------------------------
                                                            (IN MILLIONS)
                                                  DECEMBER 31,
                                                      1998          DECEMBER 31, 1997
                                               ------------------   ------------------
Foreign Currency Forward
 Contracts...................................         $601                 $564
Common Stock Futures.........................          657                  327
Bond Futures.................................          379                   95
Options to acquire Interest Rate Swaps.......          419                  530
Foreign Currency and Interest Rate Swaps.....           94                  209

DERIVATIVE FINANCIAL INSTRUMENT                                RISKS REDUCED

---------------------------------------------  ---------------------------------------------

Foreign Currency Forward                       Currency exposure on foreign-denominated

 Contracts...................................  investments.

Common Stock Futures.........................  Stock market price fluctuation.

Bond Futures.................................  Bond market price fluctuation.

Options to acquire Interest Rate Swaps.......  Interest rates payable on certain annuity and insurance contracts.

Foreign Currency and Interest Rate Swaps.....  Interest rates on variable rate notes and currency exposure on foreign-denominated

                                               bonds.


The notional or contractual amounts of derivative financial instruments are used to denominate these types of transactions and do not represent the amounts exchanged between the parties.

In addition to the use of derivatives for hedging purposes, equity swaps were held for investment purposes during 1997 and 1998. The notional amount of equity swaps outstanding at December 31, 1998 and 1997 was $188 million and $143 million, respectively.

Foreign currency forwards, foreign currency swaps, stock futures and equity swaps are reported at fair value. Resulting gains and losses on these contracts are unrealized until expiration of the contract. There is no statement

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 1998, 1997 AND 1996

value reported for interest rate swaps, bond futures and options to acquire interest rate swaps prior to the settlement of the contract, at which time realized gains and losses are deferred to IMR. Changes in the value of derivative instruments are expected to offset gains and losses on the hedged investments. During 1998, net realized and unrealized gains on investments were partially offset by net realized losses of $104 million and net unrealized losses of $58 million on derivative instruments. The effect of derivative instruments in 1997 and 1996 was not material to the Company's results of operations.

3. RESERVES FOR POLICY BENEFITS

Life insurance reserves on substantially all policies issued since 1978 are based on the Commissioner's Reserve Valuation Method with interest rates ranging from 3 1/2% to 5 1/2%. Other life policy reserves are primarily based on the net level premium method employing various mortality tables at interest rates ranging from 2% to 4 1/2%.

Deferred annuity reserves on contracts issued since 1985 are valued primarily using the Commissioner's Annuity Reserve Valuation Method with interest rates ranging from 3 1/2% to 6 1/4%. Other deferred annuity reserves are based on contract value. Immediate annuity reserves are based on present values of expected benefit payments at interest rates ranging from 3 1/2% to 7 1/2%.

Active life reserves for disability income ("DI") policies issued since 1987 are primarily based on the two-year preliminary term method using a 4% interest rate and the 1985 Commissioner's Individual Disability Table A ("CIDA") for morbidity. Active life reserves for prior DI policies are based on the net level premium method, a 3% to 4% interest rate and the 1964 Commissioner's Disability Table for morbidity. Disabled life reserves for DI policies are based on the present values of expected benefit payments primarily using the 1985 CIDA (modified for Company experience in the first two years of disability) with interest rates ranging from 3% to 5 1/2%.

Use of these actuarial tables and methods involves estimation of future mortality and morbidity based on past experience. Actual future experience could differ from these estimates.

4. EMPLOYEE AND AGENT BENEFIT PLANS

The Company sponsors noncontributory defined benefit retirement plans for all eligible employees and agents. The expense associated with these plans is generally recorded by the Company in the period contributions to the plans are funded. As of January 1, 1998, the most recent actuarial valuation date available, the qualified defined benefit plans were fully funded. The Company recorded a liability of $98 million and $87 million for nonqualified defined benefit plans at December 31, 1998 and 1997, respectively. In addition, the Company has a contributory 401(k) plan for eligible employees and a noncontributory defined contribution plan for all full-time agents. The Company's contributions are expensed in the period contributions are made to the plans. The Company recorded $29 million, $27 million and $25 million of total expense related to its defined benefit and defined contribution plans for the years ended December 31, 1998, 1997 and 1996, respectively. The defined benefit and defined contribution plans' assets of $1.9 billion and $1.7 billion at December 31, 1998 and 1997, respectively, were primarily invested in the separate accounts of the Company.

In addition to pension and retirement benefits, the Company provides certain health care and life insurance benefits ("postretirement benefits") for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Company. Postretirement benefit costs for the years ended December 31, 1998, 1997 and 1996 were a net expense (benefit) of $1.8 million, ($1.3) million and

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 1998, 1997 AND 1996

($12.0) million, respectively. Net benefits were primarily a result of favorable differences between actuarial assumptions and actual experience.

                                    DECEMBER 31,          DECEMBER 31,
                                        1998                  1997
                                --------------------  --------------------
Unfunded postretirement
 benefit obligation for
 retirees and other fully
 eligible employees (Accrued
 in statement of financial
 position)....................  $35 million           $34 million
Estimated postretirement
 benefit obligation for active
 non-vested employees (Not
 accrued until employee
 vests).......................  $56 million           $50 million
Discount rate.................  7%                    7%
Health care cost trend rate...  10% to an ultimate    10% to an ultimate
                                5%, declining 1% for  5%, declining 1% for
                                5 years               5 years

If the health care cost trend rate assumptions were increased by 1%, the accrued postretirement benefit obligation as of December 31, 1998 and 1997 would have been increased by $5 million and $4 million, respectively.

At December 31, 1998 and 1997, the recorded postretirement benefit obligation was reduced by $23 million and $20 million, respectively, for assets funded for postretirement health care benefits.

5. REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding to reinsurers under excess coverage and coinsurance contracts. The Company retains a maximum of $25 million of coverage per individual life and $35 million maximum of coverage per joint life. The Company has an excess reinsurance contract for disability income policies with retention limits varying based upon on coverage type.

The amounts shown in the accompanying consolidated financial statements are net of reinsurance. Policy benefit reserves at December 31, 1998 and 1997 were reported net of ceded reserves of $518 million and $435 million, respectively. The effect of reinsurance on premiums and benefits for the years ended December 31, 1998, 1997 and 1996 was as follows:

                                                     1998      1997      1996
                                                    -------   -------   -------
                                                           (IN MILLIONS)
Direct premiums...................................  $8,426    $7,647    $7,064
Premiums ceded....................................    (405)     (353)     (397)
                                                    -------   -------   -------
Net premium revenue...............................  $8,021    $7,294    $6,667
                                                    -------   -------   -------
                                                    -------   -------   -------
Benefits to policyowners and beneficiaries........  $8,869    $8,057    $7,348
Benefits ceded....................................    (182)     (136)     (147)
                                                    -------   -------   -------
Net benefits to policyowners and beneficiaries....  $8,687    $7,921    $7,201
                                                    -------   -------   -------
                                                    -------   -------   -------

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 1998, 1997 AND 1996

In addition, the Company received $121 million, $115 million and $93 million for the years ended December 31, 1998, 1997 and 1996, respectively, from reinsurers representing allowances for reimbursement of commissions and other expenses. These amounts are included in other income in the consolidated statement of operations.

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

6. INCOME TAXES

Provisions for income taxes are based on current income tax payable without recognition of deferred taxes. The Company files a consolidated life-nonlife federal income tax return. Federal income tax returns for years through 1988 are closed as to further assessment of tax. Adequate provision has been made in the financial statements for any additional taxes which may become due with respect to the open years.

The Company's effective tax rate on gains from operations before taxes for the years ended December 31, 1998, 1997 and 1996 was 48%, 56%, and 67% respectively. The Company's effective tax rate exceeds the federal corporate rate of 35% primarily because, (1) the Company pays a tax that is assessed only on the surplus of mutual life insurance companies ("equity tax"), and (2) the Company must capitalize and amortize (as opposed to immediately deducting) an amount deemed to represent the cost of acquiring new business ("DAC tax").

7. ACQUISITION OF FRANK RUSSELL COMPANY

Pursuant to an Agreement and Plan of Merger, dated as of August 10, 1998, the Company acquired Frank Russell Company effective January 1, 1999 for a purchase price of approximately $950 million. Frank Russell is a leading investment management and consulting firm, providing investment advice, analytical tools and investment vehicles to institutional and individual investors in more than 30 countries.

In connection with its acquisition of Frank Russell Company, the Company will be required in 1999 to charge-off directly from surplus approximately $341 million, which represents the amount of acquisition goodwill less 10% of the Company's surplus at December 31, 1998. In addition, the Company will request permission from the OCI to charge-off the remaining $474 million of acquisition goodwill in 1999 and currently intends to do so.

In connection with the acquisition, the Company has unconditionally guaranteed certain debt obligations of Frank Russell Company, including $350 million of senior notes and up to $150 million of other credit facilities.

8. CONTINGENCIES

The Company has guaranteed certain obligations of its affiliates. These guarantees totaled approximately $133 million at December 31, 1998 and are generally supported by the underlying net asset values of the affiliates.

In addition, the Company routinely makes commitments to fund mortgage loans or other investments in the normal course of business. These commitments aggregated to $2.1 billion at December 31, 1998 and were extended at market interest rates and terms.

The Company is engaged in various legal actions in the normal course of its investment and insurance operations. In the opinion of management, any losses resulting from such actions would not have a material effect on the Company's financial position.

                            [LOGO]

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Policyowners of The Northwestern Mutual Life Insurance Company

We have audited the accompanying consolidated statement of financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 1998 and 1997, and the related consolidated statements of operations, of changes in surplus and of cash flows for each of the three years in the period ended December 31, 1998. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1, these consolidated financial statements were prepared in conformity with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (statutory basis of accounting), which practices differ from generally accepted accounting principles. Accordingly, the consolidated financial statements are not intended to represent a presentation in accordance with generally accepted accounting principles. The effects on the consolidated financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, the consolidated financial statements audited by us (1) do not present fairly in conformity with generally accepted accounting principles, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary at December 31, 1998 and 1997, or the results of their operations or their cash flows for each of the three years in the period ended December 31, 1998 because of the effects of the variances between the statutory basis of accounting and generally accepted accounting principles referred to in the preceding paragraph and (2) do present fairly, in all material respects, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary at December 31, 1998 and 1997 and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1998, on the basis of accounting described in Note 1.

                             PRICEWATERHOUSECOOPERS LLP

January 25, 1999

                                TABLE OF CONTENTS



                                                                                PAGE
                                                                                ----
DISTRIBUTION OF THE CONTRACTS....................................................B-2

DETERMINATION OF ANNUITY PAYMENTS................................................B-2
   Amount of Annuity Payments....................................................B-2
   Annuity Unit Value............................................................B-3
   Illustrations of Variable Annuity Payments....................................B-3

VALUATION OF ASSETS OF THE ACCOUNT...............................................B-4

TRANSFERABILITY RESTRICTIONS.....................................................B-4

PERFORMANCE DATA.................................................................B-4

EXPERTS..........................................................................B-6

FINANCIAL STATEMENTS OF THE ACCOUNT..............................................B-7
(for the two years ended December 31, 1998)

REPORT OF INDEPENDENT ACCOUNTANTS...............................................B-13
(for the two years ended December 31, 1998)

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL LIFE................................B-14
(for the three years ended December 31, 1998)

REPORT OF INDEPENDENT ACCOUNTANTS...............................................B-27
(for the three years ended December 31, 1998)


                                     PART C
                                OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

        (a)     Financial Statements

                The financial statements of NML Variable Annuity Account B and The Northwestern Mutual Life Insurance Company are included in the Statement of Additional Information.

                NML VARIABLE ANNUITY ACCOUNT B
                (for the two years ended December 31, 1998)
                Statement of Assets and Liabilities
                Statement of Operations and Changes in Equity
                Notes to Financial Statements
                Report of Independent Accountants

                THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
                (for the three years ended December 31, 1998)
                Consolidated Statement of Financial Position
                Consolidated Summary of Operations
                Consolidated Statement of Changes in Surplus
                Consolidated Statement of Cash Flows
                Notes to Consolidated Statutory Financial Statements Report of Independent Accountants

        (b)     Exhibits

                Exhibit B(4)(a) Flexible Payment Variable Annuity Front Load
                                Contract, QQV.ACCT.B. (0196), with amended application, including Contract amendment (sex neutral)

                Exhibit B(4)(b) Flexible Payment Variable Annuity Back Load
                                Contract, QQV.ACCT.B. (0196), with amended application, including Contract amendment (sex neutral)

                Exhibit B(4)(c) Variable Annuity Front Load and Back Load
                                Contract Payment Rate Tables, QQV.ACCT.A.B.
                                (0196) (sex distinct)

                Exhibit B(5)    Application forms are included in Exhibits
                                B(4)(a) and B(4)(b) above

                Exhibit B(8)(a) Form of Participation Agreement Among Russell
                                Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company

                Exhibit B(8)(b) Form of Administrative Service Fee Agreement
                                between The Northwestern Mutual Life Insurance Company and Frank Russell Company

                Exhibit B(10)   Consent of PricewaterhouseCoopers LLP

                Exhibit 27 Financial Data Schedule for period ended December 31, 1998

        The following exhibit was filed in electronic format with the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No. 333-59103, CIK 0000742277, dated July 15, 1998, and is incorporated herein by reference.

                Exhibit A(6)(b) Amended By-Laws of The Northwestern Mutual Life
                                Insurance Company dated January 28, 1998

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

        The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company as of February 1, 1999 without regard to their activities relating to variable annuity contracts or their authority to act or their status as "officers" as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES


NAME                                        BUSINESS ADDRESS
----                                        ----------------

R. Quintus Anderson                         Aarque Capital Corporation
                                            111 West Second Street
                                            P.O. Box 310
                                            Jamestown, NY 14702-0310

Edward E. Barr                              Sun Chemical Corporation
                                            222 Bridge Plaza South
                                            Fort Lee, NJ  07024

Gordon T. Beaham III                        Faultless Starch/Bon Ami Co.
                                            1025 West Eighth Street
                                            Kansas City, MO 64101

Robert C. Buchanan                          Fox Valley Corporation
                                            100 West Lawrence Street
                                            P.O. Box 727
                                            Appleton, WI  54911

Robert E. Carlson                           The Northwestern Mutual Life
                                             Insurance Company
                                            20 East Wisconsin Avenue
                                            Milwaukee, WI 53202

George A. Dickerman                         Spalding Sports Worldwide
                                            425 Meadow Street
                                            P.O. Box 901
                                            Chicopee, MA  01021-0901

Pierre S. du Pont                           Richards, Layton and Finger
                                            P.O. Box 551
                                            1 Rodney Square
                                            Wilmington, DE 19899



James D. Ericson                         The Northwestern Mutual Life
                                          Insurance Company
                                         720 East Wisconsin Avenue
                                         Milwaukee, WI 53202

J. E. Gallegos                           Gallegos Law Firm
                                         460 St. Michaels Drive
                                         Building 300
                                         Santa Fe, NM 87505

Stephen N. Graff                         805 Lone Tree Road
                                         Elm Grove, WI 53122-2014

Patricia Albjerg Graham                  Graduate School of Education
                                         Harvard University
                                         420 Gutman
                                         Cambridge, MA  02138

Stephen F. Keller                        101 South Las Palmas Avenue
                                         Los Angeles, CA 90004

Barbara A. King                          Landscape Structures, Inc.
                                         Route 3
                                         601 - 7th Street South
                                         Delano, MN 55328

J. Thomas Lewis                          228 St. Charles Avenue
                                         Suite 1024
                                         New Orleans, LA 70130

Daniel F. McKeithan, Jr.                 Tamarack Petroleum Company, Inc.
                                         Suite 1920
                                         777 East Wisconsin Avenue
                                         Milwaukee, WI 53202

Guy A. Osborn                            Universal Foods Corp.
                                         433 East Michigan Street
                                         Milwaukee, WI 53202

Timothy D. Proctor                       Glaxo Wellcome plc
                                         P.O. Box 13398
                                         5 Moore Drive
                                         Research Triangle Park, NC  27709

Donald J. Schuenke                       The Northwestern Mutual
                                          Life Insurance Company
                                         720 East Wisconsin Avenue
                                         Milwaukee, WI 53202



H. Mason Sizemore, Jr.                   The Seattle Times
                                         Fairview Avenue North and John Street
                                         P.O. Box 70
                                         Seattle, WA  98109

Harold B. Smith, Jr.                     Illinois Tool Works, Inc.
                                         3600 West Lake Avenue
                                         Glenview, IL 60625-5811

Sherwood H. Smith, Jr.                   Carolina Power & Light Company
                                         411 Fayetteville Street Mall
                                         P.O. Box 1551
                                         Raleigh, NC  27602

John E. Steuri                           Advanced Thermal Technologies
                                         2102 Riverfront Drive, Suite 120
                                         Little Rock, AR  72202-1747

John J. Stollenwerk                      Allen-Edmonds Shoe Corporation
                                         201 East Seven Hills Road
                                         P.O. Box 998
                                         Port Washington, WI 53074-0998

Barry L. Williams                        Williams Pacific Ventures, Inc.
                                         100 First Street
                                         Suite 2350
                                         San Francisco, CA 94105

Kathryn D. Wriston                       c/o Shearman & Sterling
                                         599 Lexington Avenue
                                         Room 1126
                                         New York, NY 10022



EXECUTIVE OFFICERS



         NAME                                         TITLE
        -----                                        --------

Deborah A. Beck                             Senior Vice President
William H. Beckley                          Senior Vice President
Robert J. Berdan                            Vice President
John M. Bremer                              Executive Vice President, General Counsel and Secretary
Peter W. Bruce                              Executive Vice President
Robert E. Carlson                           Executive Vice President and Trustee
Steven T. Catlett                           Vice President
Mark G. Doll                                Senior Vice President
Thomas E. Dyer                              Vice President
James D. Ericson                            President and Chief Executive Officer, Trustee
Richard L. Hall                             Senior Vice President
William C. Koenig, FSA                      Senior Vice President and Chief Actuary
Gary E. Long                                Vice President and Controller
Susan A. Lueger                             Vice President
Meridee J. Maynard                          Vice President



Donald L. Mellish                           Senior Vice President
Bruce L. Miller                             Senior Vice President
Gregory C. Oberland                         Vice President
Barbara F. Piehler                          Vice President
James F. Reiskytl                           Vice President
Mason G. Ross                               Senior Vice President
John E. Schlifske                           Vice President
Leonard F. Stecklein                        Senior Vice President - Policyowner Services
Frederic H. Sweet                           Senior Vice President
Dennis Tamcsin                              Senior Vice President
Martha M. Valerio                           Vice President
W. Ward White                               Vice President
Walt J. Wojcik                              Senior Vice President
Edward J. Zore                              Executive Vice President



OTHER OFFICERS



NAME                                                                   TITLE
----                                                                   ------
John M. Abbott                                       Associate Director - Benefits Research
Carl G. Amick                                        Director - Disability Benefits
Maria J. Avila                                       Assistant Controller
Michael J. Backus                                    Associate Director - Information Systems
John E. Bailey                                       Senior Actuary
Nicholas H. Bandow                                   Assistant Director - Information Systems
Lynn F. Bardele                                      Assistant Director - Field Training & Development
Margaret A. Barkley                                  Assistant Director
Walter L. Barlow                                     Assistant Director - Education
Sandra L. Barton                                     Assistant Director - Marketing
Bradford P. Bauer                                    Assistant Director - Advanced Marketing
Beth M. Berger                                       Assistant General Counsel & Assistant Secretary
Frederick W. Bessette                                Assistant General Counsel & Assistant Secretary
Carrie L. Bleck                                      Assistant Director
D. Rodney Bluhm                                      Assistant General Counsel
Willette Bowie                                       Employee Relations Director
Martin R. Braasch                                    Director - Underwriting Standards & Services
Patricia R. Braeger                                  Associate Director - Information Systems
James A. Brewer                                      Investment Research Officer
William J. Buholzer                                  Employee Relations Director
Michael S. Bula                                      Assistant General Counsel
Jerry C. Burg                                        Associate Director - Field Benefits
Pency P. Byhardt                                     Assistant Director - New Business
Gregory B. Bynan                                     Director - Corporate Services
Kim M. Cafaro                                        Assistant General Counsel & Assistant Secretary
Gwen C. Canady                                       Assistant Director-Mutual Funds
Shanklin B. Cannon, M.D.                             Medical Director - Life Products/Research
Terese J. Capizzi                                    Assistant Director
Kurt P. Carbon                                       Assistant Regional Director
Michael G. Carter                                    Assistant General Counsel & Assistant Secretary
William W. Carter                                    Associate Actuary
John E. Caspari                                      Assistant Director - Advertising & Corporate
                                                       Information



Walter J. Chossek                                    Associate Controller
Thomas R. Christenson                                Director - Advanced Marketing
Eric P. Christophersen                               Associate Director
Alan E. Close                                        Associate Controller
Carolyn M. Colbert                                   Assistant Director - New Business
Margaret Winter Combe                                Director - Corporate Development
Virginia A. Corwin                                   Assistant Director - New Business
Barbara E. Courtney                                  Associate Director - Mutual Funds
Larry A. Curran                                      Actuarial Administrative Officer
Dennis J. Darland                                    Assistant Director - Disability Income
Thomas H. Davis                                      Associate Director - Information Systems
Nicholas De Fino                                     Assistant Director
Carol A. Detlaf                                      Director - Annuity Administration
Colleen Devlin                                       Assistant Director - Communications
Glen W. DeZeeuw                                      Director - Agency Services
Joseph Dobering, III                                 Director - Underwriting Standards & Services
Jennifer L. Docea                                    Actuary
Lisa C. Dodd                                         Actuary
Richard P. Dodd                                      Assistant Director - Agency
Daniel C. Dougherty                                  Director - Personal Markets
Margaret T. Dougherty                                Assistant Director - Information Systems
John R. Dowell                                       Director - Workforce Diversity
William O. Drehfal                                   Assistant Director - Media Services
Steven J. Dryer                                      Associate Director
Jeffrey S. Dunn                                      Vice President
John E. Dunn                                         Assistant General Counsel & Secretary
Somayajulu Durvasula                                 Associate Director - Field Financial
James R. Eben                                        Assistant General Counsel and Assistant
                                                       Secretary
Magda El Sayed                                       Assistant Director - Information Systems
Michael S. Ertz                                      Assistant Director - Advanced Marketing
Thomas F. Fadden                                     Assistant Director - Information Systems
Christina H. Fiasca                                  Director - Policyowner Services
Zenia J. Fieldbinder                                 Assistant Director - Annuity Accumulation
Richard F. Fisher                                    Senior Actuary
Dennis J. Fitzpatrick                                Director - Advanced Marketing
Jon T. Flaschner                                     Director - Policyowner Services
Kate M. Fleming                                      Assistant General Counsel and Secretary
Carol J. Flemma                                      Assistant Director - Marketing
John E. Fobes II                                     Assistant Director - Agency Services
Donald Forecki                                       Investment Officer
Phillip B. Franczyk                                  Vice President
Stephen H. Frankel                                   Vice President
Peter Q. Fraser                                      Director - Development
Anne A. Frigo                                        Assistant Director - New Business
Richard R. Garthwait                                 Vice President - Field Financial
David L. Georgenson                                  Director - Agent Development
Paulette A. Getschman                                Assistant Director - Policyowner Services
James W. Gillespie                                   Vice President
Walter M. Givler                                     Director - Corporate Services
Robert P. Glazier                                    Director - New Business
Robert K. Gleeson, M.D.                              Vice President - Medical Director


Mark J. Gmach                                        Director - Agency
Jason G. Goetze                                      Assistant Director - Marketing
David Lee Gosse                                      Assistant Director - Disability Benefits
William F. Grady                                     Director of Field Finances
John M. Grogan                                       Director - Disability Income
Thomas C. Guay                                       Director - Field Financial
Gerald A. Haas                                       Assistant Director - Information Systems
Patricia Ann Hagen                                   Assistant Director - Information Systems
Ronald D. Hagen                                      Vice President
Thomas P. Hamilton                                   Associate Director - Information Systems
Lori A. Hanes                                        Director - Human Resources
William M. Harris                                    Assistant Regional Director - South
Dennis R. Hart                                       Assistant Director - Agent Development
James C. Hartwig                                     Vice President - Advanced Marketing
Paul F. Heaton                                       Assistant General Counsel and Assistant Secretary
William L. Hegge                                     Associate Director of Telecommunications
Wayne F. Heidenreich                                 Medical Director
Jacquelyn F. Heise                                   Associate Director - Information Systems
Robert L. Hellrood                                   Director - New Business
Herbert F. Hellwig                                   Assistant Director - Personal Markets
Jane A. Herman                                       Director - Term Upgrade
Gary M. Hewitt                                       Vice President & Treasurer
Donna R. Higgins                                     Associate Director - Information Systems
David L. Hilbert                                     Investment Officer
Karla D. Hill                                        Human Resource Officer
Susan G. Hill                                        Assistant Director
John D. Hillmer                                      Assistant Director - Information Systems
Hugh L. Hoffman                                      Assistant Director - Information Systems
Richard S. Hoffmann                                  Director - Audit
Bruce Holmes                                         Associate Actuary
Scott C. Iodice                                      Assistant Director - Agency
Joseph P. Jansky                                     Assistant Director - Corporate Planning
Michael D. Jaquint                                   Assistant Actuary
Dolores A. Juergens                                  Associate Director of Restaurant Operations
Marilyn J. Katz                                      Assistant Director - Medical Consultants
John C. Kelly                                        Associate Controller
Kevin C. Kennedy                                     Assistant Director - Architecture
James B. Kern                                        Regional Director - Central Region
Donald C. Kiefer                                     Vice President
Jason T. Klawonn                                     Assistant Actuary
Brian J. Klink                                       Director - Research
Allen B. Kluz                                        Director - Field Financial
Beatrice C. Kmiec                                    Assistant Regional Director - East
James A. Koelbl                                      Assistant General Counsel and Secretary
John L. Kordsmeier                                   Director - Human Resources
Robert J. Kowalsky                                   Associate Director - Information Systems
Carol L. Kracht                                      Assistant General Counsel & Assistant Secretary
Martha Krawczak                                      Officer - Life and Disability
Jeffrey J. Krygiel                                   Assistant Actuary
Todd L. Laszewski                                    Associate Actuary
Patrick J. Lavin                                     Director - Disability Benefits
James L. Lavold                                      Associate Director - Meetings


Elizabeth J. Lentini                                 Assistant General Counsel & Secretary
Sally Jo Lewis                                       Assistant General Counsel & Assistant Secretary
Mark P. Lichtenberger                                Associate Director - LINK Technical Planning
Paul E. Lima                                         Vice President-International Insurance Operations
Steven M. Lindstedt                                  Assistant Director - Information Systems
Melissa C. Lloyd                                     Assistant Director - Advanced Marketing
James Lodermeier                                     Assistant Director - Tax Planning
George R. Loxton                                     Assistant General Counsel & Assistant Secretary
Mary M. Lucci                                        Director - New Business
Christine M. Lucia                                   Human Resources Officer
Mark J. Lucius                                       Corporate Information Officer
Merrill C. Lundberg                                  Assistant General Counsel & Assistant Secretary
Jon K. Magalska                                      Associate Actuary
Jean M. Maier                                        Vice President - Life Benefits
Joseph Maniscalco                                    Associate Director - Information Systems
Raymond J. Manista                                   Assistant General Counsel and Secretary
Steven C. Mannebach                                  Assistant Director - Field Financial Services
Jeffrey S. Marks                                     Multi Life, Research & Reinsurance Officer
Steve Martinie                                       Assistant General Counsel & Assistant Secretary
Ted A. Matchulat                                     Actuarial Products Officer
Margaret McCabe                                      Director - Policy Benefits Systems
Richard A. McComb                                    Director - Human Resources
William L. McCown                                    Vice President & Investment Counsel
Paul E. McElwee                                      Assistant General Counsel & Assistant Secretary
James L. McFarland                                   Assistant General Counsel & Secretary
Mary C. McIntosh                                     Associate Director - Field Financial
Daniel E. McGinley                                   Director - Management Development
Mark J. McLennon                                     Assistant Director
Robert J. Meiers                                     Ad Valorem Tax Manager
Larry S. Meihsner                                    Assistant General Counsel & Assistant Secretary
Robert G. Meilander                                  Vice President
Richard E. Meyers                                    Assistant General Counsel
Patricia A. Michel                                   Assistant Director - Policyowner Services
Jay W. Miller                                        Vice President & Tax Counsel
Sara K. Miller                                       Vice President
Jill Mocarski                                        Associate Medical Director
Tom M. Mohr                                          Director of Policyowner Services - South
Richard C. Moore                                     Associate Actuary
Scott J. Morris                                      Assistant General Counsel and Assistant Secretary
Sharon A. Morton                                     Investment Officer
Adrian J. Mullin                                     Assistant Director - Personal Markets
Timothy P. Murphy                                    Assistant Director-Marketing
Randolph J. Musil                                    Assistant Director - Advanced Marketing
John E. Muth                                         Assistant Director - Advanced Marketing
David K. Nelson                                      Assistant General Counsel
Ronald C. Nelson                                     Director
Timothy Nelson                                       Assistant Director - Marketing
Leon W. Nesbitt                                      Vice President-Agency
Karen M. Niessing                                    Director - Policyowner Services
Daniel J. O'Meara                                    Director - Field Financial
Mary Joy O'Meara                                     Assistant Director - Advanced Marketing
Kathleen A. Oman                                     Associate Director - Information Systems


Thomas A. Pajewski                                   Investment Research Officer
Arthur V. Panighetti                                 Director - Tax Planning
Christen L. Partleton                                Associate Director - Policyowner Services
David W. Perez                                       Assistant General Counsel
Judith L. Perkins                                    Assistant General Counsel & Assistant Secretary
Wilson D. Perry                                      Assistant General Counsel & Assistant Secretary
Gary N. Peterson                                     Actuary
John C. Peterson                                     Director of Policyowner Services - West
Harvey W. Pogoriler                                  Assistant General Counsel
Randolph R. Powell, M.D.                             Medical Director
Mark A. Prange                                       Associate Director - Information Systems
Brian R. Pray                                        Assistant Regional Director - New Business
Thomas O. Rabenn                                     Assistant General Counsel and Secretary
David R. Remstad                                     Senior Actuary
David R. Retherford                                  Assistant Director of New Business - Central
Stephen M. Rhode                                     Assistant Director - Qualified Benefits
Richard R. Richter                                   Vice President
Daniel A. Riedl                                      Assistant General Counsel
Marcia Rimai                                         Vice President - Litigation Counsel
Kathleen M. Rivera                                   Vice President - Insurance Counsel
Faith B. Rodenkirk                                   Assistant Director - Group Marketing
James S. Rolfsmeyer                                  Assistant Director - Information Systems
Larry R. Roscoe                                      Assistant Director - Compliance
Lora A. Rosenbaum                                    Director - New Business
Robert K. Roska                                      Associate Director - Information Systems
Sue M. Roska                                         Director - Systems and Services
Harry L. Ruppenthal                                  Director of Policyowner Services - East
Stephen G. Ruys                                      Assistant Director - Information Systems
Santo Saliture                                       Associate Director of Advertising & Corporate
                                                       Information
Rose Kordich Sasich                                  Assistant Director of Systems
Mary Ann Schachtner                                  Director - Field Training & Development
Linda Ann Schaefer                                   Assistant Director - Marketing
Thomas F. Scheer                                     Assistant General Counsel & Assistant Secretary
Carlen A. Schenk                                     Associate Director
Jane A. Schiltz                                      Vice President - Disability Income
Kathleen H. Schluter                                 Assistant General Counsel & Secretary
Calvin R. Schmidt                                    Associate Director - Information Systems
Rodd Schneider                                       Assistant General Counsel and Secretary
John O. Schnorr                                      Assistant Director
Margaret R. Schoewe                                  Vice President - Information Systems
Todd M. Schoon                                       Assistant Regional Director - Agency
John F. Schroeder                                    Associate Director of Field Office Real Estate
Melva T. Seabron                                     Director - Corporate Services
Norman W. Seguin, II                                 Investment Officer - Ad Valorem Taxes
Catherine L. Shaw                                    Assistant General Counsel & Assistant Secretary
John E. Sheaffer, Jr.                                Assistant Director - Agent Development
Janet Z. Silverman                                   Director - New Business
Stephen M. Silverman                                 Assistant General Counsel
David W. Simbro                                      Managing Director - Life Marketing
Paul W. Skalecki                                     Associate Actuary
Cynthia S. Slavik                                    Assistant Director - Environmental Engineer


Landon T. Smith                                      Assistant Director - Replacements
Mark W. Smith                                        Assistant General Counsel & Assistant Secretary
Warren L. Smith, Jr.                                 Investment Officer - Architecture
Steven W. Speer                                      Director - Public Markets
Robert J. Spellman, M.D.                             Vice President & Chief Medical Director
Steve P. Sperka                                      Assistant Actuary
Mark A. Stalsberg                                    Assistant Director - Agency
Barbara J. Stansberry                                Director - New Business
Bonnie L. Steindorf                                  Director - Department Operations
Steven H. Steidinger                                 Assistant Director - Marketing
Karen J. Stevens                                     Assistant General Counsel & Assistant Secretary
Steven J. Stribling                                  Associate Actuary
Stephen J. Strommen                                  Associate Actuary
Theodore H. Strupp                                   Assistant Director
Daniel J. Suprenant                                  Director - Group Disability Marketing
Victoria A. Sweigart                                 Human Resources Officer
Rachel L. Taknint                                    Assistant General Counsel & Assistant Secretary
Thomas Talajkowski                                   Assistant Director - Tax Compliance
Paul B. Tews                                         Director - Investment Planning
J. Edward Tippetts                                   Vice President
Susan M. Tompkins                                    Director - Agency
Chris J. Torkelson                                   Assistant Director
Jeannine M. Torkelson                                Assistant Director - Marketing
Thomas W. Towers                                     Associate Director - Public Relations
Gloria E. Tracy                                      Assistant Director - Marketing
Linda K. Tredupp                                     Assistant Director - Information Systems
Chris G. Trost                                       Associate Actuary
Mark J. Van Cleave                                   Assistant Director of Marketing Research
Michael T. Van Grinsven                              Assistant Director - Management Development
Mary Beth Van Groll                                  Vice President - Information Systems
Gloria J. Venski                                     Associate Director - Disability Benefits
Scott E. Wallace                                     Assistant Director - Projects
Hal W. Walter                                        Vice President
Robert J. Waltos                                     Regional Director - Agency
P. Andrew Ware                                       Vice President
Mary L. Wehrle-Schnell                               Associate Director - Information Systems
Daniel T. Weidner                                    Assistant Director - Information Systems
Joel S. Weiner                                       Assistant Medical Director
Ronald J. Weir                                       Associate Director - Information Systems
Kenneth R. Wentland                                  Assistant Director of Policyowner Services - East
Sandra D. Wesley                                     Associate Director of Special Projects
Anna C. Westfall                                     Financial Officer
Catherine A. Wilbert                                 Assistant General Counsel & Secretary
David L. Wild                                        Director - Corporate Services
Donald R. Wilkinson                                  Vice President - Agency
Jeffrey B. Williams                                  Risk Manager
John K. Wilson                                       Director - Personal Markets
Penelope A. Woodcock                                 Associate Director - Benefit Systems
Richard W. Woody                                     Assistant Director - Agency
Stanford A. Wynn                                     Assistant Director - Advanced Marketing
Catherine M. Young                                   Assistant General Counsel & Secretary
Michael L. Youngman                                  Vice President - Legislative Representative



James A. Youngquist                                  Associate Actuary
Richard S. Zakrzewski                                Associate Research Officer
John Zao                                             Assistant Director - Information Systems
Diana M. Zawada                                      Associate Director
Rick T. Zehner                                       Director - Corporate Planning
Patricia A. Zimmermann                               Investment Officer - Real Estate Systems
Ray Zimmermann                                       Director - LINK Information Network
Philip R. Zwieg                                      Vice President - Technical Support
Robert E. Zysk                                       Director - Tax Compliance



The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

        The subsidiaries of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual Life"), as of January 1, 1999 are set forth on pages C-12 and C-13. In addition to the subsidiaries set forth on pages C-12 and C-13, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual Life:

         1.     NML Variable Annuity Account A
         2.     NML Variable Annuity Account B
         3.     NML Variable Annuity Account C
         4.     Northwestern Mutual Variable Life Account

        Northwestern Mutual Series Fund, Inc. (the "Fund"), shown on page C-12 as a subsidiary of Northwestern Mutual Life, is an investment company, registered under the Investment Company Act of 1940, offering its shares to the separate accounts identified above; and the shares of the Fund held in connection with certain of the accounts are voted by Northwestern Mutual Life in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the accounts, or in the same proportions as the shares which are so voted.

                            NML CORPORATE STRUCTURE*
                             (AS OF JANUARY 1, 1999)



THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
     General Account
     NML Variable Annuity Account A
     NML Variable Annuity Account B
     NML Variable Annuity Account C
     NML Group Annuity Separate Account
     NML Variable Life Account
     Eiger Corporation - 100%
     Frank Russell Company and its subsidiaries - 100%
     Bradford, Inc. - 100%
     NML/Tallahassee, Inc. - 100%
     Northwestern Investment Management Company - 100%
     Northwestern Mutual Las Vegas, Inc. - 100%
     Northwestern Long Term Care Insurance Company - 100%
     Northwestern International Holdings, Inc. - 100%
     Saskatoon Centre, Limited (inactive) - 100%
     Northwestern Mutual Series Fund, Inc. (and its 9 portfolios) - 100%
     Mason Street Funds, Inc. (and its 9 funds) - 77.03%
     MGIC Investment Corporation - 10.5%. MGIC holds 100% of the voting stock of the following:
      Mortgage Guaranty Reinsurance Corporation, MGIC, MGIC Reinsurance Corporation of Wisconsin, MGIC Mortgage Insurance Corporation, and various subsidiaries.
     Baird Financial Corporation - 80%. Baird Financial Corporation holds 83% of the voting stock of Robert W. Baird & Co., Incorporated and various subsidiaries.
     Northwestern Mutual Investment Services, LLC - 100%


NML REAL ESTATE HOLDINGS, LLC - 100%


    The Grand Avenue Corporation - 98.54%                    Olive, Inc. - 100%
    Marina Pacific, Ltd. - 100%                              Bayridge, Inc. - 100%
    NML - Bellevue Corporation - 100%                        Ryan, Inc. - 100%
    Solar Resources, Inc. - 100%                             Pembrook, Inc. - 100%
    Rocket Sports, Inc. (inactive) - 100%                    PBClub, Inc. - 100%
    Summit Sports, Inc. - 100%
    Greenway Sports, Inc. - 100%
    RE Corporation - 100%
    INV Corp. - 100%
    Buffalo Promotions, Inc. - 100%
    NW Greenway #1 (inactive) - 100%
    NW Greenway #9 - 100%
    Logan, Inc. - 100%
    Mitchell, Inc. - 100%
    Cass Corporation - 100%
    Burgundy, Inc. - 100%
    Amber, Inc. - 100%

* Except for MGIC Investment Corporation and its subsidiaries, includes all NML mutual funds and other corporations of which 50% or more voting power is controlled by NML.

                       NML CORPORATE STRUCTURE, CONTINUED*
                             (AS OF JANUARY 1, 1999)


NML SECURITIES HOLDINGS, LLC-100%


    NW Pipeline, Inc. - 100%                                       Kristina International Sales, Inc. - 100%
    Painted Rock Development Corporation - 100%                    NML/Mid Atlantic, Inc. - 100%
    NML Development Corporation - 100%
    Stadium and Arena Management, Inc. - 100%
    Carlisle Ventures, Inc. - 100%
    Park Forest Northeast, Inc. - 100%
    Travers International Sales, Inc. - 100%
    Highbrook International Sales, Inc. - 100%
    Elderwood International Sales, Inc. - 100%
    Mallon International Sales, Inc. - 100%
    Higgins, Inc. - 100%
    Hobby, Inc. - 100%
    Baraboo, Inc. - 100%
    Elizabeth International Sales, Inc. - 100%
    Sean International Sales, Inc. - 100%
    Alexandra International Sales, Inc. - 100%
    Brian International Sales, Inc. - 100%
    Jack International Sales, Inc. - 100%
    Brendan International Sales, Inc. - 100%
    Justin International FSC, Inc. - 100%
    Mason & Marshall, Inc. - 100%
    North Van Buren, Inc. - 100%
    Northwestern Mutual Life
      International, Inc. - 100%
    White Oaks, Inc. - 100%
    Hazel, Inc. - 100%
    Maroon, Inc. - 100%
    Coral, Inc. - 100%
    Russet, Inc. - 100%
    Larkin, Inc. - 100%
    Lydell, Inc. - 100%
    Klode, Inc. - 100%
    Chateau, Inc. - 100%
    Diversey, Inc. - 100%
    Lake Bluff, Inc. - 100%
    Nicolet, Inc. - 100%
    Tupelo, Inc. - 100%

* Except for MGIC Investment Corporation and its subsidiaries, includes all NML mutual funds and other corporations of which 50% or more voting power is controlled by NML.

Item 27. NUMBER OF CONTRACT OWNERS

     As of January 31, 1999, 225,681 variable annuity contracts issued in connection with NML Variable Annuity Account B were outstanding. 183,178 such contracts were issued as contracts for plans qualifying for special treatment under various provisions of the Internal Revenue Code. 42,503 such contracts were not so issued.

Item 28. INDEMNIFICATION

     That portion of the By-laws of Northwestern Mutual Life relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual Life, amended by resolution and previously filed as an exhibit to the Registration Statement.

Item 29. PRINCIPAL UNDERWRITERS

     (a) Northwestern Mutual Investment Services, LLC ("NMIS"), the co-depositor of the Registrant, may be considered the principal underwriter currently distributing securities of the Registrant. NMIS is also co-depositor, and may be considered the principal underwriter, for Northwestern Mutual Variable Life Account, a separate investment account of Northwestern Mutual Life registered under the Investment Company Act of 1940 as a unit investment trust. In addition NMIS is the investment adviser for Northwestern Mutual Series Fund, Inc.

     (b) The directors and officers of NMIS are as follows:



     NAME                                                             POSITION
    ------                                                           ----------
Maria J. Avila                                Assistant Treasurer
Deborah A. Beck                               Director and Vice President, Variable Life
                                               Administration
William H. Beckley                            Executive Vice President, Sales
Peter W. Bruce                                Director
Robert E. Carlson                             Director
Thomas A. Carroll                             Vice President - Common Stocks
Walter J. Chossek                             Treasurer
Barbara E. Courtney                           Assistant Treasurer
Jefferson V. De Angelis                       Vice President - Fixed Income Securities
Mark G. Doll                                  Executive Vice President, Investment Advisory Services
James R. Eben                                 Assistant Secretary
Richard L. Hall                               President and CEO
Lisa M. Heise                                 Assistant Director, Equity Compliance, NMIS Office of Supervisory Jurisdiction
Beatrice C. Kmiec                             Assistant Vice President, Variable Life Administration
Merrill C. Lundberg                           Secretary
Meridee J. Maynard                            Vice President, Variable Annuity Administration and Marketing
Donald Parker                                 Assistant Director, Equity Compliance, NMIS Office of Supervisory Jurisdiction
Larry R. Roscoe                               Vice President and Chief Compliance Officer
Ignatius L. Smetek                            Vice President - Common Stocks
Leonard F. Stecklein                          Vice President, Sales Support


Steven P. Swanson                                         Vice President
Carla A. Thoke                                            Director, Equity Compliance, NMIS Office of Supervisory Jurisdiction
Julie Van Cleave                                          Vice President - Common Stocks
Patricia L. Van Kampen                                    Vice President - Common Stocks
William R. Walker                                         Vice President
Edward J. Zore                                            Director
Robert J. Ziegler                                         Assistant Treasurer


The address for each director and officer of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

     (c) During 1998 life insurance agents of Northwestern Mutual Life who are also registered representatives of NMIS received commissions, including general agent overrides, in the aggregate amount of $20,405,685 for sales of variable annuity contracts, and interests therein, issued in connection with the Registrant. NMIS received compensation for its investment advisory services from Northwestern Mutual Series Fund, Inc., the investment company in which assets of the Registrant are invested.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books or other documents required to be maintained in connection with the Registrant's operations are maintained in the physical possession of Northwestern Mutual Life at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 31. MANAGEMENT SERVICES

     There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 32. UNDERTAKINGS

     (a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Reference is made to the indemnification provisions disclosed in response to Item 28. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the registered securities, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (e) The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

REPRESENTATION REGARDING TAX-DEFERRED ANNUITIES

     Reference is made to a no-action letter dated November 28, 1988 from the staff of the Securities and Exchange Commission and addressed to the American Council of Life Insurance (the "no-action letter"). In accordance with the requirements of paragraph (5) on page 4 of the no-action letter, the Registrant represents that the no-action letter is being relied upon and that the provisions of paragraphs (1)-(4) thereof have been complied with.

                                   SIGNATURES

     As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NML Variable Annuity Account B, has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 25th day of February, 1999.

                                               NML VARIABLE ANNUITY ACCOUNT B
                                               (Registrant)

                                               By  THE NORTHWESTERN MUTUAL LIFE
                                                   INSURANCE COMPANY
                                              (Depositor)

Attest:  JOHN M. BREMER                        By:  JAMES D. ERICSON
         ------------------------------          ------------------------------
         John M. Bremer                             James D. Ericson, President
         Executive Vice President,                  and Chief Executive Officer
         General Counsel and Secretary
                                               By  NORTHWESTERN MUTUAL
                                                   INVESTMENT SERVICES, LLC
                                                   (Depositor)

Attest:  MERRILL C. LUNDBERG                    By: RICHARD L. HALL
         ------------------------------          ------------------------------
         Merrill C. Lundberg, Secretary             Richard L. Hall
                                                    President and CEO


     As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the depositors on the 25th day of February, 1999.

                                                 THE NORTHWESTERN MUTUAL LIFE
                                                 INSURANCE COMPANY
                                                 (Depositor)

Attest:  JOHN M. BREMER                          By:  JAMES D. ERICSON
         ------------------------------          ------------------------------
         John M. Bremer                                James D. Ericson
         Executive Vice President,                     President and Chief
         General Counsel and Secretary                 Executive Officer

                                                 NORTHWESTERN MUTUAL INVESTMENT
                                                 SERVICES, LLC
                                                 (Depositor)

Attest:  MERRILL C. LUNDBERG                     By:     RICHARD L. HALL
         ------------------------------          ------------------------------
         Merrill C. Lundberg, Secretary                  Richard L. Hall
                                                         President and CEO

         As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the depositor and on the dates indicated:


SIGNATURE                                            TITLE
---------                                           --------
JAMES D. ERICSON                        Trustee, President and
----------------------------            Principal Executive and                       Dated February
James D. Ericson                        Financial Officer                             25, 1999


GARY E. LONG                             Vice President, Controller
------------------------------           and Principal Accounting
Gary E. Long                             Officer

HAROLD B. SMITH*                         Trustee
------------------------------
Harold B. Smith


J. THOMAS LEWIS*                         Trustee
------------------------------
J. Thomas Lewis


PATRICIA ALBJERG GRAHAM*                 Trustee
------------------------------
Patricia Albjerg Graham


DONALD J. SCHUENKE*                      Trustee
------------------------------
Donald J. Schuenke


R. QUINTUS ANDERSON*                     Trustee
------------------------------
R. Quintus Anderson


STEPHEN F. KELLER*                       Trustee                                       Dated
------------------------------                                                    February 25, 1999
Stephen F. Keller


PIERRE S. du PONT*                       Trustee
------------------------------
Pierre S. du Pont


J. E. GALLEGOS*                          Trustee
------------------------------
J. E. Gallegos


KATHRYN D. WRISTON*                      Trustee
------------------------------
Kathryn D. Wriston


BARRY L. WILLIAMS*                       Trustee
------------------------------
Barry L. Williams


GORDON T. BEAHAM III*                    Trustee
------------------------------
Gordon T. Beaham III


DANIEL F. MCKEITHAN, JR.*                Trustee
------------------------------
Daniel F. McKeithan, Jr.



ROBERT E. CARLSON*                       Trustee
------------------------------
Robert E. Carlson


EDWARD E. BARR*                          Trustee
------------------------------
Edward E. Barr


ROBERT C. BUCHANAN*                      Trustee
------------------------------
Robert C. Buchanan


SHERWOOD H. SMITH, JR.*                  Trustee
------------------------------
Sherwood H. Smith, Jr.


H. MASON SIZEMORE*                       Trustee                                       Dated
------------------------------                                                    February 25, 1999
H. Mason Sizemore, Jr.


JOHN J. STOLLENWERK*                     Trustee
------------------------------
John J. Stollenwerk


GEORGE A. DICKERMAN*                     Trustee
------------------------------
George A. Dickerman


GUY A. OSBORN*                           Trustee
------------------------------
Guy A. Osborn


JOHN E. STEURI*                          Trustee
------------------------------
John E. Steuri


STEPHEN N. GRAFF*                        Trustee
------------------------------
Stephen N. Graff


BARBARA A. KING*                         Trustee
------------------------------
Barbara A. King


TIMOTHY D. PROCTOR*                      Trustee
------------------------------
Timothy D. Proctor


*By:   JAMES D. ERICSON
    ------------------------------
       James D. Ericson, Attorney in Fact pursuant
       to the Power of Attorney attached hereto


                                 POWER OF ATTORNEY


     The undersigned Trustees of THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY hereby constitute and appoint James D. Ericson and Robert E. Carlson, or either of them, their true and lawful attorneys and agents to sign the names of the undersigned Trustees to (1) the registration statement or statements to be filed under the Securities Act of 1933 and to any instrument or document filed as part thereof or in connection therewith or in any way related thereto, and any and all amendments thereto in connection with variable contracts issued or sold by The Northwestern Mutual Life Insurance Company or any separate account credited therein and (2) the Form 10-K Annual Report or Reports of The Northwestern Mutual Life Insurance Company and/or its separate accounts for its or their fiscal year ended December 31, 1998 to be filed under the Securities Exchange Act of 1934 and to any instrument or document filed as part thereof or in connection therewith or in any way related thereto, and any and all amendments thereto. "Variable contracts" as used herein means any contracts providing for benefits or values which may vary according to the investment experience of any separate account maintained by The Northwestern Mutual Life Insurance Company, including variable annuity contracts and variable life insurance policies. Each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, each of the undersigned has subscribed these presents this 22nd day of July, 1998.


                              R. QUINTUS ANDERSON                       Trustee
                              ------------------------------------------
                              R. Quintus Anderson



                              EDWARD E. BARR                            Trustee
                              ------------------------------------------
                              Edward E. Barr



                              GORDON T. BEAHAM III                      Trustee
                              ------------------------------------------
                              Gordon T. Beaham III



                              ROBERT C. BUCHANAN                        Trustee
                              ------------------------------------------
                              Robert C. Buchanan



                              ROBERT E. CARLSON                         Trustee
                              ------------------------------------------
                              Robert E. Carlson



                              GEORGE A. DICKERMAN                       Trustee
                              ------------------------------------------
                              George A. Dickerman


                              PIERRE S. du PONT                         Trustee
                              ------------------------------------------
                              Pierre S. du Pont



                              JAMES D. ERICSON                          Trustee
                              ------------------------------------------
                              James D. Ericson



                              J. E. GALLEGOS                            Trustee
                              ------------------------------------------
                              J. E. Gallegos



                              STEPHEN N. GRAFF                          Trustee
                              ------------------------------------------
                              Stephen N. Graff



                              PATRICIA ALBJERG GRAHAM                   Trustee
                              ------------------------------------------
                              Patricia Albjerg Graham



                              STEPHEN F. KELLER                         Trustee
                              ------------------------------------------
                              Stephen F. Keller



                              BARBARA A. KING                           Trustee
                              ------------------------------------------
                              Barbara A. King



                              J. THOMAS LEWIS                           Trustee
                              ------------------------------------------
                              J. Thomas Lewis



                              DANIEL F. MCKEITHAN, JR.                  Trustee
                              ------------------------------------------
                              Daniel F. McKeithan, Jr.



                              GUY A. OSBORN                             Trustee
                              ------------------------------------------
                              Guy A. Osborn


                              TIMOTHY D. PROCTOR                        Trustee
                              ------------------------------------------
                              Timothy D. Proctor



                              DONALD J. SCHUENKE                        Trustee
                              ------------------------------------------
                              Donald J. Schuenke



                              H. MASON SIZEMORE, JR.                    Trustee
                              ------------------------------------------
                              H. Mason Sizemore, Jr.



                              HAROLD B. SMITH                           Trustee
                              ------------------------------------------
                              Harold B. Smith



                              SHERWOOD H. SMITH, JR.                    Trustee
                              ------------------------------------------
                              Sherwood H. Smith, Jr.



                              JOHN E. STEURI                            Trustee
                              ------------------------------------------
                              John E. Steuri



                              JOHN J. STOLLENWERK                       Trustee
                              ------------------------------------------
                              John J. Stollenwerk



                              BARRY L. WILLIAMS                         Trustee
                              ------------------------------------------
                              Barry L. Williams



                              KATHRYN D. WRISTON                        Trustee
                              ------------------------------------------
                              Kathryn D. Wriston

                                  EXHIBIT INDEX
                          EXHIBITS FILED WITH FORM N-4
                       POST-EFFECTIVE AMENDMENT NO. 57 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                       FOR
                         NML VARIABLE ANNUITY ACCOUNT B


EXHIBIT NUMBER               EXHIBIT NAME
--------------               ------------
Exhibit B(4)(a)              Flexible Payment Variable Annuity Front Load Contract,
                             QQV.ACCT.B. (0196), with amended application, including Contract amendment (sex neutral)

Exhibit B(4)(b)              Flexible Payment Variable Annuity Back Load Contract, QQV.ACCT.B.
                             (0196), with amended application, including Contract amendment (sex neutral)

Exhibit B(4)(c)              Variable Annuity Front Load and Back Load Contract Payment Rate
                             Tables, QQV.ACCT.A.B. (0196) (sex distinct)

Exhibit B(5)                 Application forms are included in Exhibits B(4)(a) and B(4)(b) above

Exhibit B(8)(a)              Form of Participation Agreement Among Russell Insurance Funds,
                             Russell Fund Distributors, Inc. and The Northwestern Mutual Life
                             Insurance Company

Exhibit B(8)(b)              Form of Administrative Service Fee Agreement between The
                             Northwestern Mutual Life Insurance Company and Frank Russell
                             Company

Exhibit B(10)                Consent of PricewaterhouseCoopers LLP

Exhibit 27                   Financial Data Schedule for period ended December 31, 1998

The following exhibit was filed in electronic format with the Registration
Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No.
333-59103, CIK 0000742277, dated July 15, 1998, and is incorporated herein by reference.

Exhibit A(6)(b)              Amended By-Laws of The Northwestern Mutual Life Insurance
                             Company dated January 28, 1998
